Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AIM Growth Series (Invesco Growth Series)
Entity Central Index Key	0000202032
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000001297 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: Growth Investor Fund
Class Name	Class A
Trading Symbol	AADAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Select Risk: Growth Investor Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Select Risk: Growth Investor Fund (Class A)	$47	0.45%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, global risk assets outperformed defensive assets driven by a favorable macroeconomic environment, the beginning of a global monetary policy easing cycle and greater clarity with respect to fiscal policy following the conclusion of many major elections globally. These macroeconomic tailwinds supported global equity prices, particularly within the US, as well as the continuation of credit spreads tightening to cycle lows within investment grade, high yield and emerging market debt markets. Given this backdrop, an underweight to equities and overweight to fixed income were headwinds to Fund performance, as were factor tilts within equities, as well as allocations within fixed income to core and US Treasury bonds.
• For the fiscal year ended December 31, 2024, Class A shares of the Fund, excluding sales charge, returned 9.63%. For the same time period, the Custom Invesco Select Risk: Growth Investor Index returned 14.58%.
What contributed to performance?
Manager selection within fixed income | Manager selection within fixed income was a contributor to Fund performance, driven by the Invesco Core Bond Fund, Invesco Core Plus Bond Fund and Invesco Variable Rate Investment Grade ETF.
Exposure to high yield and floating rate credit | The Fund's exposure to high yield was beneficial as credit spreads continued to tighten, supported by resilient corporate fundamentals and strong investor demand for higher-coupon bond offerings. Floating rate exposure was rewarded as well, with the securities benefiting from an increasing interest rate environment, compared to their fixed-rate peers.
What detracted from performance?
Cyclical factor exposure within equities | Exposure to the small size and value factors was a detractor from Fund performance over the time period, as more defensive equity factors such as quality continued to be in demand led by US megacap technology stocks and strong momentum in investor demand for thematic artificial intelligence stocks.
Exposure to core and US Treasury bonds | The Fund's exposure to core and US Treasury bonds was a headwind, as long and moderate duration, as well as higher-grade fixed income, suffered compared to shorter duration, more credit sensitive counterparts. This was due to interest rates moving higher and the steepening of the yield curve that transpired significantly in the second half of the year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Select Risk: Growth Investor Fund (Class A) —including sales charge	3.57%	3.92%	4.90%
Invesco Select Risk: Growth Investor Fund (Class A) —excluding sales charge	9.63%	5.10%	5.50%
Custom Invesco Select Risk: Growth Investor Index	14.58%	8.27%	7.91%
Bloomberg Global Aggregate USD Hedged Index	3.40%	0.48%	2.01%
MSCI ACWI (Net)	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg Global Aggregate USD Hedged Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 970,810,752
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$970,810,752
Total number of portfolio holdings	27
Total advisory fees paid	$0
Portfolio turnover rate	42%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of December 31, 2024) Asset allocation (% of net assets)
C000001299 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: Growth Investor Fund
Class Name	Class C
Trading Symbol	AADCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Select Risk: Growth Investor Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Select Risk: Growth Investor Fund (Class C)	$125	1.20%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, global risk assets outperformed defensive assets driven by a favorable macroeconomic environment, the beginning of a global monetary policy easing cycle and greater clarity with respect to fiscal policy following the conclusion of many major elections globally. These macroeconomic tailwinds supported global equity prices, particularly within the US, as well as the continuation of credit spreads tightening to cycle lows within investment grade, high yield and emerging market debt markets. Given this backdrop, an underweight to equities and overweight to fixed income were headwinds to Fund performance, as were factor tilts within equities, as well as allocations within fixed income to core and US Treasury bonds.
• For the fiscal year ended December 31, 2024, Class C shares of the Fund, excluding sales charge, returned 8.81%. For the same time period, the Custom Invesco Select Risk: Growth Investor Index returned 14.58%.
What contributed to performance?
Manager selection within fixed income | Manager selection within fixed income was a contributor to Fund performance, driven by the Invesco Core Bond Fund, Invesco Core Plus Bond Fund and Invesco Variable Rate Investment Grade ETF.
Exposure to high yield and floating rate credit | The Fund's exposure to high yield was beneficial as credit spreads continued to tighten, supported by resilient corporate fundamentals and strong investor demand for higher-coupon bond offerings. Floating rate exposure was rewarded as well, with the securities benefiting from an increasing interest rate environment, compared to their fixed-rate peers.
What detracted from performance?
Cyclical factor exposure within equities | Exposure to the small size and value factors was a detractor from Fund performance over the time period, as more defensive equity factors such as quality continued to be in demand led by US megacap technology stocks and strong momentum in investor demand for thematic artificial intelligence stocks.
Exposure to core and US Treasury bonds | The Fund's exposure to core and US Treasury bonds was a headwind, as long and moderate duration, as well as higher-grade fixed income, suffered compared to shorter duration, more credit sensitive counterparts. This was due to interest rates moving higher and the steepening of the yield curve that transpired significantly in the second half of the year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Select Risk: Growth Investor Fund (Class C) —including sales charge	7.81%	4.32%	4.86%
Invesco Select Risk: Growth Investor Fund (Class C) —excluding sales charge	8.81%	4.32%	4.86%
Custom Invesco Select Risk: Growth Investor Index	14.58%	8.27%	7.91%
Bloomberg Global Aggregate USD Hedged Index	3.40%	0.48%	2.01%
MSCI ACWI (Net)	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg Global Aggregate USD Hedged Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 970,810,752
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$970,810,752
Total number of portfolio holdings	27
Total advisory fees paid	$0
Portfolio turnover rate	42%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of December 31, 2024) Asset allocation (% of net assets)
C000001300 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: Growth Investor Fund
Class Name	Class R
Trading Symbol	AADRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Select Risk: Growth Investor Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Select Risk: Growth Investor Fund (Class R)	$73	0.70%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, global risk assets outperformed defensive assets driven by a favorable macroeconomic environment, the beginning of a global monetary policy easing cycle and greater clarity with respect to fiscal policy following the conclusion of many major elections globally. These macroeconomic tailwinds supported global equity prices, particularly within the US, as well as the continuation of credit spreads tightening to cycle lows within investment grade, high yield and emerging market debt markets. Given this backdrop, an underweight to equities and overweight to fixed income were headwinds to Fund performance, as were factor tilts within equities, as well as allocations within fixed income to core and US Treasury bonds.
• For the fiscal year ended December 31, 2024, Class R shares of the Fund returned 9.32%. For the same time period, the Custom Invesco Select Risk: Growth Investor Index returned 14.58%.
What contributed to performance?
Manager selection within fixed income | Manager selection within fixed income was a contributor to Fund performance, driven by the Invesco Core Bond Fund, Invesco Core Plus Bond Fund and Invesco Variable Rate Investment Grade ETF.
Exposure to high yield and floating rate credit | The Fund's exposure to high yield was beneficial as credit spreads continued to tighten, supported by resilient corporate fundamentals and strong investor demand for higher-coupon bond offerings. Floating rate exposure was rewarded as well, with the securities benefiting from an increasing interest rate environment, compared to their fixed-rate peers.
What detracted from performance?
Cyclical factor exposure within equities | Exposure to the small size and value factors was a detractor from Fund performance over the time period, as more defensive equity factors such as quality continued to be in demand led by US megacap technology stocks and strong momentum in investor demand for thematic artificial intelligence stocks.
Exposure to core and US Treasury bonds | The Fund's exposure to core and US Treasury bonds was a headwind, as long and moderate duration, as well as higher-grade fixed income, suffered compared to shorter duration, more credit sensitive counterparts. This was due to interest rates moving higher and the steepening of the yield curve that transpired significantly in the second half of the year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Select Risk: Growth Investor Fund (Class R)	9.32%	4.84%	5.23%
Custom Invesco Select Risk: Growth Investor Index	14.58%	8.27%	7.91%
Bloomberg Global Aggregate USD Hedged Index	3.40%	0.48%	2.01%
MSCI ACWI (Net)	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg Global Aggregate USD Hedged Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 970,810,752
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$970,810,752
Total number of portfolio holdings	27
Total advisory fees paid	$0
Portfolio turnover rate	42%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of December 31, 2024) Asset allocation (% of net assets)
C000081509 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: Growth Investor Fund
Class Name	Class S
Trading Symbol	AADSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Select Risk: Growth Investor Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Select Risk: Growth Investor Fund (Class S)	$37	0.35%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, global risk assets outperformed defensive assets driven by a favorable macroeconomic environment, the beginning of a global monetary policy easing cycle and greater clarity with respect to fiscal policy following the conclusion of many major elections globally. These macroeconomic tailwinds supported global equity prices, particularly within the US, as well as the continuation of credit spreads tightening to cycle lows within investment grade, high yield and emerging market debt markets. Given this backdrop, an underweight to equities and overweight to fixed income were headwinds to Fund performance, as were factor tilts within equities, as well as allocations within fixed income to core and US Treasury bonds.
• For the fiscal year ended December 31, 2024, Class S shares of the Fund returned 9.78%. For the same time period, the Custom Invesco Select Risk: Growth Investor Index returned 14.58%.
What contributed to performance?
Manager selection within fixed income | Manager selection within fixed income was a contributor to Fund performance, driven by the Invesco Core Bond Fund, Invesco Core Plus Bond Fund and Invesco Variable Rate Investment Grade ETF.
Exposure to high yield and floating rate credit | The Fund's exposure to high yield was beneficial as credit spreads continued to tighten, supported by resilient corporate fundamentals and strong investor demand for higher-coupon bond offerings. Floating rate exposure was rewarded as well, with the securities benefiting from an increasing interest rate environment, compared to their fixed-rate peers.
What detracted from performance?
Cyclical factor exposure within equities | Exposure to the small size and value factors was a detractor from Fund performance over the time period, as more defensive equity factors such as quality continued to be in demand led by US megacap technology stocks and strong momentum in investor demand for thematic artificial intelligence stocks.
Exposure to core and US Treasury bonds | The Fund's exposure to core and US Treasury bonds was a headwind, as long and moderate duration, as well as higher-grade fixed income, suffered compared to shorter duration, more credit sensitive counterparts. This was due to interest rates moving higher and the steepening of the yield curve that transpired significantly in the second half of the year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Select Risk: Growth Investor Fund (Class S)	9.78%	5.21%	5.61%
Custom Invesco Select Risk: Growth Investor Index	14.58%	8.27%	7.91%
Bloomberg Global Aggregate USD Hedged Index	3.40%	0.48%	2.01%
MSCI ACWI (Net)	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg Global Aggregate USD Hedged Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 970,810,752
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$970,810,752
Total number of portfolio holdings	27
Total advisory fees paid	$0
Portfolio turnover rate	42%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of December 31, 2024) Asset allocation (% of net assets)
C000071350 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: Growth Investor Fund
Class Name	Class Y
Trading Symbol	AADYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Select Risk: Growth Investor Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Select Risk: Growth Investor Fund (Class Y)	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, global risk assets outperformed defensive assets driven by a favorable macroeconomic environment, the beginning of a global monetary policy easing cycle and greater clarity with respect to fiscal policy following the conclusion of many major elections globally. These macroeconomic tailwinds supported global equity prices, particularly within the US, as well as the continuation of credit spreads tightening to cycle lows within investment grade, high yield and emerging market debt markets. Given this backdrop, an underweight to equities and overweight to fixed income were headwinds to Fund performance, as were factor tilts within equities, as well as allocations within fixed income to core and US Treasury bonds.
• For the fiscal year ended December 31, 2024, Class Y shares of the Fund returned 9.81%. For the same time period, the Custom Invesco Select Risk: Growth Investor Index returned 14.58%.
What contributed to performance?
Manager selection within fixed income | Manager selection within fixed income was a contributor to Fund performance, driven by the Invesco Core Bond Fund, Invesco Core Plus Bond Fund and Invesco Variable Rate Investment Grade ETF.
Exposure to high yield and floating rate credit | The Fund's exposure to high yield was beneficial as credit spreads continued to tighten, supported by resilient corporate fundamentals and strong investor demand for higher-coupon bond offerings. Floating rate exposure was rewarded as well, with the securities benefiting from an increasing interest rate environment, compared to their fixed-rate peers.
What detracted from performance?
Cyclical factor exposure within equities | Exposure to the small size and value factors was a detractor from Fund performance over the time period, as more defensive equity factors such as quality continued to be in demand led by US megacap technology stocks and strong momentum in investor demand for thematic artificial intelligence stocks.
Exposure to core and US Treasury bonds | The Fund's exposure to core and US Treasury bonds was a headwind, as long and moderate duration, as well as higher-grade fixed income, suffered compared to shorter duration, more credit sensitive counterparts. This was due to interest rates moving higher and the steepening of the yield curve that transpired significantly in the second half of the year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Select Risk: Growth Investor Fund (Class Y)	9.81%	5.36%	5.76%
Custom Invesco Select Risk: Growth Investor Index	14.58%	8.27%	7.91%
Bloomberg Global Aggregate USD Hedged Index	3.40%	0.48%	2.01%
MSCI ACWI (Net)	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg Global Aggregate USD Hedged Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 970,810,752
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$970,810,752
Total number of portfolio holdings	27
Total advisory fees paid	$0
Portfolio turnover rate	42%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of December 31, 2024) Asset allocation (% of net assets)
C000023020 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: Growth Investor Fund
Class Name	Class R5
Trading Symbol	AADIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Select Risk: Growth Investor Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Select Risk: Growth Investor Fund (Class R5)	$17	0.16%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, global risk assets outperformed defensive assets driven by a favorable macroeconomic environment, the beginning of a global monetary policy easing cycle and greater clarity with respect to fiscal policy following the conclusion of many major elections globally. These macroeconomic tailwinds supported global equity prices, particularly within the US, as well as the continuation of credit spreads tightening to cycle lows within investment grade, high yield and emerging market debt markets. Given this backdrop, an underweight to equities and overweight to fixed income were headwinds to Fund performance, as were factor tilts within equities, as well as allocations within fixed income to core and US Treasury bonds.
• For the fiscal year ended December 31, 2024, Class R5 shares of the Fund returned 9.87%. For the same time period, the Custom Invesco Select Risk: Growth Investor Index returned 14.58%.
What contributed to performance?
Manager selection within fixed income | Manager selection within fixed income was a contributor to Fund performance, driven by the Invesco Core Bond Fund, Invesco Core Plus Bond Fund and Invesco Variable Rate Investment Grade ETF.
Exposure to high yield and floating rate credit | The Fund's exposure to high yield was beneficial as credit spreads continued to tighten, supported by resilient corporate fundamentals and strong investor demand for higher-coupon bond offerings. Floating rate exposure was rewarded as well, with the securities benefiting from an increasing interest rate environment, compared to their fixed-rate peers.
What detracted from performance?
Cyclical factor exposure within equities | Exposure to the small size and value factors was a detractor from Fund performance over the time period, as more defensive equity factors such as quality continued to be in demand led by US megacap technology stocks and strong momentum in investor demand for thematic artificial intelligence stocks.
Exposure to core and US Treasury bonds | The Fund's exposure to core and US Treasury bonds was a headwind, as long and moderate duration, as well as higher-grade fixed income, suffered compared to shorter duration, more credit sensitive counterparts. This was due to interest rates moving higher and the steepening of the yield curve that transpired significantly in the second half of the year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Select Risk: Growth Investor Fund (Class R5)	9.87%	5.41%	5.84%
Custom Invesco Select Risk: Growth Investor Index	14.58%	8.27%	7.91%
Bloomberg Global Aggregate USD Hedged Index	3.40%	0.48%	2.01%
MSCI ACWI (Net)	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg Global Aggregate USD Hedged Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 970,810,752
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$970,810,752
Total number of portfolio holdings	27
Total advisory fees paid	$0
Portfolio turnover rate	42%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of December 31, 2024) Asset allocation (% of net assets)
Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000188958 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: Growth Investor Fund
Class Name	Class R6
Trading Symbol	AAESX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Select Risk: Growth Investor Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Select Risk: Growth Investor Fund (Class R6)	$9	0.09%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, global risk assets outperformed defensive assets driven by a favorable macroeconomic environment, the beginning of a global monetary policy easing cycle and greater clarity with respect to fiscal policy following the conclusion of many major elections globally. These macroeconomic tailwinds supported global equity prices, particularly within the US, as well as the continuation of credit spreads tightening to cycle lows within investment grade, high yield and emerging market debt markets. Given this backdrop, an underweight to equities and overweight to fixed income were headwinds to Fund performance, as were factor tilts within equities, as well as allocations within fixed income to core and US Treasury bonds.
• For the fiscal year ended December 31, 2024, Class R6 shares of the Fund returned 10.02%. For the same time period, the Custom Invesco Select Risk: Growth Investor Index returned 14.58%.
What contributed to performance?
Manager selection within fixed income | Manager selection within fixed income was a contributor to Fund performance, driven by the Invesco Core Bond Fund, Invesco Core Plus Bond Fund and Invesco Variable Rate Investment Grade ETF.
Exposure to high yield and floating rate credit | The Fund's exposure to high yield was beneficial as credit spreads continued to tighten, supported by resilient corporate fundamentals and strong investor demand for higher-coupon bond offerings. Floating rate exposure was rewarded as well, with the securities benefiting from an increasing interest rate environment, compared to their fixed-rate peers.
What detracted from performance?
Cyclical factor exposure within equities | Exposure to the small size and value factors was a detractor from Fund performance over the time period, as more defensive equity factors such as quality continued to be in demand led by US megacap technology stocks and strong momentum in investor demand for thematic artificial intelligence stocks.
Exposure to core and US Treasury bonds | The Fund's exposure to core and US Treasury bonds was a headwind, as long and moderate duration, as well as higher-grade fixed income, suffered compared to shorter duration, more credit sensitive counterparts. This was due to interest rates moving higher and the steepening of the yield curve that transpired significantly in the second half of the year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Select Risk: Growth Investor Fund (Class R6)	10.02%	5.47%	5.78%
Custom Invesco Select Risk: Growth Investor Index	14.58%	8.27%	7.91%
Bloomberg Global Aggregate USD Hedged Index	3.40%	0.48%	2.01%
MSCI ACWI (Net)	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg Global Aggregate USD Hedged Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 970,810,752
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$970,810,752
Total number of portfolio holdings	27
Total advisory fees paid	$0
Portfolio turnover rate	42%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of December 31, 2024) Asset allocation (% of net assets)
C000001314 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Income Advantage International Fund
Class Name	Class A
Trading Symbol	GTNDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Income Advantage International Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Income Advantage International Fund (Class A)	$129	1.25%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.25%	[1]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, international equities experienced a mixed but generally positive performance that contained periods of volatility. This included a sharp sell-off in early August and another large drawdown in October, in response to a strengthening US dollar. The fiscal year ended with another drawdown in December due to geopolitical tensions and wavering global central bank policy.
• For the fiscal year ended December 31, 2024, Class A shares of the Fund, excluding sales charge, returned 6.80%. For the same time period, the MSCI ACWI ex-USA® Index (Net) returned 5.53%.
What contributed to performance?
Options-Based Income Exposure | The defensive and income-producing options and cash/cash equivalent components of the Fund's investments in equity-linked notes helped mitigate heightened market volatility and drawdowns relative to the MSCI ACWI ex-USA® Index (Net). Equity-linked notes are comprised primarily of returns attributable to coupon income received from selling embedded options and returns attributable to price changes in referenced equities, and cash or cash equivalents.
Passive Index Security Exposure | The Fund’s low tracking error to the MSCI ACWI ex-USA Index® contributed to the Fund's performance during the period.
What detracted from performance?
Detractors | There were no detractors during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Income Advantage International Fund (Class A) —including sales charge	0.94%	1.76%	2.47%
Invesco Income Advantage International Fund (Class A) —excluding sales charge	6.80%	2.93%	3.06%
MSCI ACWI ex-USA® Index (Net)	5.53%	4.10%	4.80%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 55,651,265
Holdings Count | Holding	1,271
Advisory Fees Paid, Amount	$ 168,609
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$55,651,265
Total number of portfolio holdings	1,271
Total advisory fees paid	$168,609
Portfolio turnover rate	72%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
iShares Core MSCI Emerging Markets ETF	4.48%
Royal Bank of Canada (MSCI EAFE Index), 142.71%, 02/03/2025	1.21%
Novartis AG	1.17%
Deutsche Telekom AG	1.04%
Novo Nordisk A/S, Class B	1.03%
Canadian Imperial Bank of Commerce (MSCI EAFE Index), 132.75%, 01/21/2025	1.03%
Roche Holding AG	0.96%
J.P. Morgan Structured Products B.V. (MSCI EAFE Index) , 01/03/2025	0.93%
Tencent Holdings Ltd.	0.82%
Taiwan Semiconductor Manufacturing Co. Ltd.	0.74%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
iShares Core MSCI Emerging Markets ETF	4.48%
Royal Bank of Canada (MSCI EAFE Index), 142.71%, 02/03/2025	1.21%
Novartis AG	1.17%
Deutsche Telekom AG	1.04%
Novo Nordisk A/S, Class B	1.03%
Canadian Imperial Bank of Commerce (MSCI EAFE Index), 132.75%, 01/21/2025	1.03%
Roche Holding AG	0.96%
J.P. Morgan Structured Products B.V. (MSCI EAFE Index) , 01/03/2025	0.93%
Tencent Holdings Ltd.	0.82%
Taiwan Semiconductor Manufacturing Co. Ltd.	0.74%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
At a meeting held December 11, 2024, the Board of Trustees approved a Plan of Liquidation and Dissolution, which authorizes the termination, liquidation and dissolution of the Fund. In order to effect such liquidation, the Fund will be closed to investments by new accounts after the close of business on January 17, 2025. The Fund will be liquidated on or about March 20, 2025.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000001316 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Income Advantage International Fund
Class Name	Class C
Trading Symbol	GNDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Income Advantage International Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Income Advantage International Fund (Class C)	$206	2.00%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 206
Expense Ratio, Percent	2.00%	[2]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, international equities experienced a mixed but generally positive performance that contained periods of volatility. This included a sharp sell-off in early August and another large drawdown in October, in response to a strengthening US dollar. The fiscal year ended with another drawdown in December due to geopolitical tensions and wavering global central bank policy.
• For the fiscal year ended December 31, 2024, Class C shares of the Fund, excluding sales charge, returned 6.00%. For the same time period, the MSCI ACWI ex-USA® Index (Net) returned 5.53%.
What contributed to performance?
Options-Based Income Exposure | The defensive and income-producing options and cash/cash equivalent components of the Fund's investments in equity-linked notes helped mitigate heightened market volatility and drawdowns relative to the MSCI ACWI ex-USA® Index (Net). Equity-linked notes are comprised primarily of returns attributable to coupon income received from selling embedded options and returns attributable to price changes in referenced equities, and cash or cash equivalents.
Passive Index Security Exposure | The Fund’s low tracking error to the MSCI ACWI ex-USA Index® contributed to the Fund's performance during the period.
What detracted from performance?
Detractors | There were no detractors during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Income Advantage International Fund (Class C) —including sales charge	5.01%	2.18%	2.44%
Invesco Income Advantage International Fund (Class C) —excluding sales charge	6.00%	2.18%	2.44%
MSCI ACWI ex-USA® Index (Net)	5.53%	4.10%	4.80%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 55,651,265
Holdings Count | Holding	1,271
Advisory Fees Paid, Amount	$ 168,609
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$55,651,265
Total number of portfolio holdings	1,271
Total advisory fees paid	$168,609
Portfolio turnover rate	72%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
iShares Core MSCI Emerging Markets ETF	4.48%
Royal Bank of Canada (MSCI EAFE Index), 142.71%, 02/03/2025	1.21%
Novartis AG	1.17%
Deutsche Telekom AG	1.04%
Novo Nordisk A/S, Class B	1.03%
Canadian Imperial Bank of Commerce (MSCI EAFE Index), 132.75%, 01/21/2025	1.03%
Roche Holding AG	0.96%
J.P. Morgan Structured Products B.V. (MSCI EAFE Index) , 01/03/2025	0.93%
Tencent Holdings Ltd.	0.82%
Taiwan Semiconductor Manufacturing Co. Ltd.	0.74%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
iShares Core MSCI Emerging Markets ETF	4.48%
Royal Bank of Canada (MSCI EAFE Index), 142.71%, 02/03/2025	1.21%
Novartis AG	1.17%
Deutsche Telekom AG	1.04%
Novo Nordisk A/S, Class B	1.03%
Canadian Imperial Bank of Commerce (MSCI EAFE Index), 132.75%, 01/21/2025	1.03%
Roche Holding AG	0.96%
J.P. Morgan Structured Products B.V. (MSCI EAFE Index) , 01/03/2025	0.93%
Tencent Holdings Ltd.	0.82%
Taiwan Semiconductor Manufacturing Co. Ltd.	0.74%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
At a meeting held December 11, 2024, the Board of Trustees approved a Plan of Liquidation and Dissolution, which authorizes the termination, liquidation and dissolution of the Fund. In order to effect such liquidation, the Fund will be closed to investments by new accounts after the close of business on January 17, 2025. The Fund will be liquidated on or about March 20, 2025.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000029641 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Income Advantage International Fund
Class Name	Class R
Trading Symbol	GTNRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Income Advantage International Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Income Advantage International Fund (Class R)	$155	1.50%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.50%	[3]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, international equities experienced a mixed but generally positive performance that contained periods of volatility. This included a sharp sell-off in early August and another large drawdown in October, in response to a strengthening US dollar. The fiscal year ended with another drawdown in December due to geopolitical tensions and wavering global central bank policy.
• For the fiscal year ended December 31, 2024, Class R shares of the Fund returned 6.54%. For the same time period, the MSCI ACWI ex-USA® Index (Net) returned 5.53%.
What contributed to performance?
Options-Based Income Exposure | The defensive and income-producing options and cash/cash equivalent components of the Fund's investments in equity-linked notes helped mitigate heightened market volatility and drawdowns relative to the MSCI ACWI ex-USA® Index (Net). Equity-linked notes are comprised primarily of returns attributable to coupon income received from selling embedded options and returns attributable to price changes in referenced equities, and cash or cash equivalents.
Passive Index Security Exposure | The Fund’s low tracking error to the MSCI ACWI ex-USA Index® contributed to the Fund's performance during the period.
What detracted from performance?
Detractors | There were no detractors during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Income Advantage International Fund (Class R)	6.54%	2.67%	2.80%
MSCI ACWI ex-USA® Index (Net)	5.53%	4.10%	4.80%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 55,651,265
Holdings Count | Holding	1,271
Advisory Fees Paid, Amount	$ 168,609
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$55,651,265
Total number of portfolio holdings	1,271
Total advisory fees paid	$168,609
Portfolio turnover rate	72%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
iShares Core MSCI Emerging Markets ETF	4.48%
Royal Bank of Canada (MSCI EAFE Index), 142.71%, 02/03/2025	1.21%
Novartis AG	1.17%
Deutsche Telekom AG	1.04%
Novo Nordisk A/S, Class B	1.03%
Canadian Imperial Bank of Commerce (MSCI EAFE Index), 132.75%, 01/21/2025	1.03%
Roche Holding AG	0.96%
J.P. Morgan Structured Products B.V. (MSCI EAFE Index) , 01/03/2025	0.93%
Tencent Holdings Ltd.	0.82%
Taiwan Semiconductor Manufacturing Co. Ltd.	0.74%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
iShares Core MSCI Emerging Markets ETF	4.48%
Royal Bank of Canada (MSCI EAFE Index), 142.71%, 02/03/2025	1.21%
Novartis AG	1.17%
Deutsche Telekom AG	1.04%
Novo Nordisk A/S, Class B	1.03%
Canadian Imperial Bank of Commerce (MSCI EAFE Index), 132.75%, 01/21/2025	1.03%
Roche Holding AG	0.96%
J.P. Morgan Structured Products B.V. (MSCI EAFE Index) , 01/03/2025	0.93%
Tencent Holdings Ltd.	0.82%
Taiwan Semiconductor Manufacturing Co. Ltd.	0.74%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
At a meeting held December 11, 2024, the Board of Trustees approved a Plan of Liquidation and Dissolution, which authorizes the termination, liquidation and dissolution of the Fund. In order to effect such liquidation, the Fund will be closed to investments by new accounts after the close of business on January 17, 2025. The Fund will be liquidated on or about March 20, 2025.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000071353 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Income Advantage International Fund
Class Name	Class Y
Trading Symbol	GTNYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Income Advantage International Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Income Advantage International Fund (Class Y)	$104	1.00%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.00%	[4]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, international equities experienced a mixed but generally positive performance that contained periods of volatility. This included a sharp sell-off in early August and another large drawdown in October, in response to a strengthening US dollar. The fiscal year ended with another drawdown in December due to geopolitical tensions and wavering global central bank policy.
• For the fiscal year ended December 31, 2024, Class Y shares of the Fund returned 7.08%. For the same time period, the MSCI ACWI ex-USA® Index (Net) returned 5.53%.
What contributed to performance?
Options-Based Income Exposure | The defensive and income-producing options and cash/cash equivalent components of the Fund's investments in equity-linked notes helped mitigate heightened market volatility and drawdowns relative to the MSCI ACWI ex-USA® Index (Net). Equity-linked notes are comprised primarily of returns attributable to coupon income received from selling embedded options and returns attributable to price changes in referenced equities, and cash or cash equivalents.
Passive Index Security Exposure | The Fund’s low tracking error to the MSCI ACWI ex-USA Index® contributed to the Fund's performance during the period.
What detracted from performance?
Detractors | There were no detractors during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Income Advantage International Fund (Class Y)	7.08%	3.19%	3.32%
MSCI ACWI ex-USA® Index (Net)	5.53%	4.10%	4.80%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 55,651,265
Holdings Count | Holding	1,271
Advisory Fees Paid, Amount	$ 168,609
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$55,651,265
Total number of portfolio holdings	1,271
Total advisory fees paid	$168,609
Portfolio turnover rate	72%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
iShares Core MSCI Emerging Markets ETF	4.48%
Royal Bank of Canada (MSCI EAFE Index), 142.71%, 02/03/2025	1.21%
Novartis AG	1.17%
Deutsche Telekom AG	1.04%
Novo Nordisk A/S, Class B	1.03%
Canadian Imperial Bank of Commerce (MSCI EAFE Index), 132.75%, 01/21/2025	1.03%
Roche Holding AG	0.96%
J.P. Morgan Structured Products B.V. (MSCI EAFE Index) , 01/03/2025	0.93%
Tencent Holdings Ltd.	0.82%
Taiwan Semiconductor Manufacturing Co. Ltd.	0.74%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
iShares Core MSCI Emerging Markets ETF	4.48%
Royal Bank of Canada (MSCI EAFE Index), 142.71%, 02/03/2025	1.21%
Novartis AG	1.17%
Deutsche Telekom AG	1.04%
Novo Nordisk A/S, Class B	1.03%
Canadian Imperial Bank of Commerce (MSCI EAFE Index), 132.75%, 01/21/2025	1.03%
Roche Holding AG	0.96%
J.P. Morgan Structured Products B.V. (MSCI EAFE Index) , 01/03/2025	0.93%
Tencent Holdings Ltd.	0.82%
Taiwan Semiconductor Manufacturing Co. Ltd.	0.74%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
At a meeting held December 11, 2024, the Board of Trustees approved a Plan of Liquidation and Dissolution, which authorizes the termination, liquidation and dissolution of the Fund. In order to effect such liquidation, the Fund will be closed to investments by new accounts after the close of business on January 17, 2025. The Fund will be liquidated on or about March 20, 2025.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000023023 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Income Advantage International Fund
Class Name	Class R5
Trading Symbol	GNDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Income Advantage International Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Income Advantage International Fund (Class R5)	$104	1.00%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.00%	[5]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, international equities experienced a mixed but generally positive performance that contained periods of volatility. This included a sharp sell-off in early August and another large drawdown in October, in response to a strengthening US dollar. The fiscal year ended with another drawdown in December due to geopolitical tensions and wavering global central bank policy.
• For the fiscal year ended December 31, 2024, Class R5 shares of the Fund returned 7.09%. For the same time period, the MSCI ACWI ex-USA® Index (Net) returned 5.53%.
What contributed to performance?
Options-Based Income Exposure | The defensive and income-producing options and cash/cash equivalent components of the Fund's investments in equity-linked notes helped mitigate heightened market volatility and drawdowns relative to the MSCI ACWI ex-USA® Index (Net). Equity-linked notes are comprised primarily of returns attributable to coupon income received from selling embedded options and returns attributable to price changes in referenced equities, and cash or cash equivalents.
Passive Index Security Exposure | The Fund’s low tracking error to the MSCI ACWI ex-USA Index® contributed to the Fund's performance during the period.
What detracted from performance?
Detractors | There were no detractors during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Income Advantage International Fund (Class R5)	7.09%	3.24%	3.41%
MSCI ACWI ex-USA® Index (Net)	5.53%	4.10%	4.80%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 55,651,265
Holdings Count | Holding	1,271
Advisory Fees Paid, Amount	$ 168,609
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$55,651,265
Total number of portfolio holdings	1,271
Total advisory fees paid	$168,609
Portfolio turnover rate	72%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
iShares Core MSCI Emerging Markets ETF	4.48%
Royal Bank of Canada (MSCI EAFE Index), 142.71%, 02/03/2025	1.21%
Novartis AG	1.17%
Deutsche Telekom AG	1.04%
Novo Nordisk A/S, Class B	1.03%
Canadian Imperial Bank of Commerce (MSCI EAFE Index), 132.75%, 01/21/2025	1.03%
Roche Holding AG	0.96%
J.P. Morgan Structured Products B.V. (MSCI EAFE Index) , 01/03/2025	0.93%
Tencent Holdings Ltd.	0.82%
Taiwan Semiconductor Manufacturing Co. Ltd.	0.74%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
iShares Core MSCI Emerging Markets ETF	4.48%
Royal Bank of Canada (MSCI EAFE Index), 142.71%, 02/03/2025	1.21%
Novartis AG	1.17%
Deutsche Telekom AG	1.04%
Novo Nordisk A/S, Class B	1.03%
Canadian Imperial Bank of Commerce (MSCI EAFE Index), 132.75%, 01/21/2025	1.03%
Roche Holding AG	0.96%
J.P. Morgan Structured Products B.V. (MSCI EAFE Index) , 01/03/2025	0.93%
Tencent Holdings Ltd.	0.82%
Taiwan Semiconductor Manufacturing Co. Ltd.	0.74%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
At a meeting held December 11, 2024, the Board of Trustees approved a Plan of Liquidation and Dissolution, which authorizes the termination, liquidation and dissolution of the Fund. In order to effect such liquidation, the Fund will be closed to investments by new accounts after the close of business on January 17, 2025. The Fund will be liquidated on or about March 20, 2025.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000188959 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Income Advantage International Fund
Class Name	Class R6
Trading Symbol	GNDSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Income Advantage International Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Income Advantage International Fund (Class R6)	$104	1.00%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.00%	[6]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, international equities experienced a mixed but generally positive performance that contained periods of volatility. This included a sharp sell-off in early August and another large drawdown in October, in response to a strengthening US dollar. The fiscal year ended with another drawdown in December due to geopolitical tensions and wavering global central bank policy.
• For the fiscal year ended December 31, 2024, Class R6 shares of the Fund returned 7.00%. For the same time period, the MSCI ACWI ex-USA® Index (Net) returned 5.53%.
What contributed to performance?
Options-Based Income Exposure | The defensive and income-producing options and cash/cash equivalent components of the Fund's investments in equity-linked notes helped mitigate heightened market volatility and drawdowns relative to the MSCI ACWI ex-USA® Index (Net). Equity-linked notes are comprised primarily of returns attributable to coupon income received from selling embedded options and returns attributable to price changes in referenced equities, and cash or cash equivalents.
Passive Index Security Exposure | The Fund’s low tracking error to the MSCI ACWI ex-USA Index® contributed to the Fund's performance during the period.
What detracted from performance?
Detractors | There were no detractors during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Income Advantage International Fund (Class R6)	7.00%	3.21%	3.31%
MSCI ACWI ex-USA® Index (Net)	5.53%	4.10%	4.80%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 55,651,265
Holdings Count | Holding	1,271
Advisory Fees Paid, Amount	$ 168,609
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$55,651,265
Total number of portfolio holdings	1,271
Total advisory fees paid	$168,609
Portfolio turnover rate	72%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
iShares Core MSCI Emerging Markets ETF	4.48%
Royal Bank of Canada (MSCI EAFE Index), 142.71%, 02/03/2025	1.21%
Novartis AG	1.17%
Deutsche Telekom AG	1.04%
Novo Nordisk A/S, Class B	1.03%
Canadian Imperial Bank of Commerce (MSCI EAFE Index), 132.75%, 01/21/2025	1.03%
Roche Holding AG	0.96%
J.P. Morgan Structured Products B.V. (MSCI EAFE Index) , 01/03/2025	0.93%
Tencent Holdings Ltd.	0.82%
Taiwan Semiconductor Manufacturing Co. Ltd.	0.74%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
iShares Core MSCI Emerging Markets ETF	4.48%
Royal Bank of Canada (MSCI EAFE Index), 142.71%, 02/03/2025	1.21%
Novartis AG	1.17%
Deutsche Telekom AG	1.04%
Novo Nordisk A/S, Class B	1.03%
Canadian Imperial Bank of Commerce (MSCI EAFE Index), 132.75%, 01/21/2025	1.03%
Roche Holding AG	0.96%
J.P. Morgan Structured Products B.V. (MSCI EAFE Index) , 01/03/2025	0.93%
Tencent Holdings Ltd.	0.82%
Taiwan Semiconductor Manufacturing Co. Ltd.	0.74%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
At a meeting held December 11, 2024, the Board of Trustees approved a Plan of Liquidation and Dissolution, which authorizes the termination, liquidation and dissolution of the Fund. In order to effect such liquidation, the Fund will be closed to investments by new accounts after the close of business on January 17, 2025. The Fund will be liquidated on or about March 20, 2025.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000001325 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Small Cap Growth Fund
Class Name	Class A
Trading Symbol	GTSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Small Cap Growth Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Small Cap Growth Fund (Class A)	$126	1.17%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, US small cap equities saw improved performance as the US Federal Reserve began easing monetary policy. The Fund outperformed the Russell 2000® Growth Index primarily due to strong stock selection in the health care, consumer discretionary, utilities, financials and energy sectors. An underweight exposure in the health care sector and an overweight exposure in the information technology sector was also beneficial. These results were partially offset by weaker stock selection in the information technology, consumer staples and industrials sectors.
• For the fiscal year ended December 31, 2024, Class A shares of the Fund, excluding sales charge, returned 16.19%. For the same time period, the Russell 2000® Growth Index returned 15.15%.
What contributed to performance?
Natera, Inc. | Natera makes genetic diagnostics and monitoring tests for oncology, organ health and pre-natal testing. The company benefited from momentum in its cancer diagnostic business and effective execution in its pre-natal testing business. We sold the holding during the fiscal year.
Astera Labs, Inc. | Astera Labs provides semiconductor-based connectivity solutions. The company's performance was driven by strong demand for its connectivity solutions in the artificial intelligence and cloud sectors.
Glaukos Corp. | Glaukos makes treatments and diagnostics for glaucoma and other eye disorders. The company reported better than expected revenue and raised guidance due to momentum in its treatment for intraocular pressure.
What detracted from performance?
PACS Group, Inc. | PACS Group is a holding company focused on post-acute health care, assisted living and skilled nursing care services. Operational challenges affected the company’s recent financial results, which we believe caused the stock to sell off.
DoubleVerify Holdings, Inc. | DoubleVerify provides systems to monitor and analyze the effectiveness of digital advertising and e-commerce. The company has experienced headwinds from lower advertisement spending by several major customers. We sold the holding during the fiscal year.
iRhythm Technologies, Inc. | iRhythm Technologies, maker of cardiac rhythm monitoring devices, suffered from regulatory delays. We sold the holding during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Small Cap Growth Fund (Class A) —including sales charge	9.80%	6.07%	7.56%
Invesco Small Cap Growth Fund (Class A) —excluding sales charge	16.19%	7.27%	8.17%
Russell 2000® Growth Index	15.15%	6.86%	8.09%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,989,930,409
Holdings Count | Holding	118
Advisory Fees Paid, Amount	$ 14,071,713
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$1,989,930,409
Total number of portfolio holdings	118
Total advisory fees paid	$14,071,713
Portfolio turnover rate	55%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Astera Labs, Inc.	1.93%
Q2 Holdings, Inc.	1.49%
AAON, Inc.	1.47%
Jefferies Financial Group, Inc.	1.45%
Coherent Corp.	1.43%
TMX Group Ltd.	1.41%
Talen Energy Corp.	1.34%
Clean Harbors, Inc.	1.33%
Glaukos Corp.	1.31%
Pegasystems, Inc.	1.31%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Astera Labs, Inc.	1.93%
Q2 Holdings, Inc.	1.49%
AAON, Inc.	1.47%
Jefferies Financial Group, Inc.	1.45%
Coherent Corp.	1.43%
TMX Group Ltd.	1.41%
Talen Energy Corp.	1.34%
Clean Harbors, Inc.	1.33%
Glaukos Corp.	1.31%
Pegasystems, Inc.	1.31%
* Excluding money market fund holdings, if any.

C000001327 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Small Cap Growth Fund
Class Name	Class C
Trading Symbol	GTSDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Small Cap Growth Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Small Cap Growth Fund (Class C)	$198	1.84%

Expenses Paid, Amount	$ 198
Expense Ratio, Percent	1.84%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, US small cap equities saw improved performance as the US Federal Reserve began easing monetary policy. The Fund outperformed the Russell 2000® Growth Index primarily due to strong stock selection in the health care, consumer discretionary, utilities, financials and energy sectors. An underweight exposure in the health care sector and an overweight exposure in the information technology sector was also beneficial. These results were partially offset by weaker stock selection in the information technology, consumer staples and industrials sectors.
• For the fiscal year ended December 31, 2024, Class C shares of the Fund, excluding sales charge, returned 15.37%. For the same time period, the Russell 2000® Growth Index returned 15.15%.
What contributed to performance?
Natera, Inc. | Natera makes genetic diagnostics and monitoring tests for oncology, organ health and pre-natal testing. The company benefited from momentum in its cancer diagnostic business and effective execution in its pre-natal testing business. We sold the holding during the fiscal year.
Astera Labs, Inc. | Astera Labs provides semiconductor-based connectivity solutions. The company's performance was driven by strong demand for its connectivity solutions in the artificial intelligence and cloud sectors.
Glaukos Corp. | Glaukos makes treatments and diagnostics for glaucoma and other eye disorders. The company reported better than expected revenue and raised guidance due to momentum in its treatment for intraocular pressure.
What detracted from performance?
PACS Group, Inc. | PACS Group is a holding company focused on post-acute health care, assisted living and skilled nursing care services. Operational challenges affected the company’s recent financial results, which we believe caused the stock to sell off.
DoubleVerify Holdings, Inc. | DoubleVerify provides systems to monitor and analyze the effectiveness of digital advertising and e-commerce. The company has experienced headwinds from lower advertisement spending by several major customers. We sold the holding during the fiscal year.
iRhythm Technologies, Inc. | iRhythm Technologies, maker of cardiac rhythm monitoring devices, suffered from regulatory delays. We sold the holding during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Small Cap Growth Fund (Class C) —including sales charge	14.37%	6.51%	7.53%
Invesco Small Cap Growth Fund (Class C) —excluding sales charge	15.37%	6.51%	7.53%
Russell 2000® Growth Index	15.15%	6.86%	8.09%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,989,930,409
Holdings Count | Holding	118
Advisory Fees Paid, Amount	$ 14,071,713
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$1,989,930,409
Total number of portfolio holdings	118
Total advisory fees paid	$14,071,713
Portfolio turnover rate	55%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Astera Labs, Inc.	1.93%
Q2 Holdings, Inc.	1.49%
AAON, Inc.	1.47%
Jefferies Financial Group, Inc.	1.45%
Coherent Corp.	1.43%
TMX Group Ltd.	1.41%
Talen Energy Corp.	1.34%
Clean Harbors, Inc.	1.33%
Glaukos Corp.	1.31%
Pegasystems, Inc.	1.31%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Astera Labs, Inc.	1.93%
Q2 Holdings, Inc.	1.49%
AAON, Inc.	1.47%
Jefferies Financial Group, Inc.	1.45%
Coherent Corp.	1.43%
TMX Group Ltd.	1.41%
Talen Energy Corp.	1.34%
Clean Harbors, Inc.	1.33%
Glaukos Corp.	1.31%
Pegasystems, Inc.	1.31%
* Excluding money market fund holdings, if any.

C000001328 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Small Cap Growth Fund
Class Name	Class R
Trading Symbol	GTSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Small Cap Growth Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Small Cap Growth Fund (Class R)	$153	1.42%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.42%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, US small cap equities saw improved performance as the US Federal Reserve began easing monetary policy. The Fund outperformed the Russell 2000® Growth Index primarily due to strong stock selection in the health care, consumer discretionary, utilities, financials and energy sectors. An underweight exposure in the health care sector and an overweight exposure in the information technology sector was also beneficial. These results were partially offset by weaker stock selection in the information technology, consumer staples and industrials sectors.
• For the fiscal year ended December 31, 2024, Class R shares of the Fund returned 15.88%. For the same time period, the Russell 2000® Growth Index returned 15.15%.
What contributed to performance?
Natera, Inc. | Natera makes genetic diagnostics and monitoring tests for oncology, organ health and pre-natal testing. The company benefited from momentum in its cancer diagnostic business and effective execution in its pre-natal testing business. We sold the holding during the fiscal year.
Astera Labs, Inc. | Astera Labs provides semiconductor-based connectivity solutions. The company's performance was driven by strong demand for its connectivity solutions in the artificial intelligence and cloud sectors.
Glaukos Corp. | Glaukos makes treatments and diagnostics for glaucoma and other eye disorders. The company reported better than expected revenue and raised guidance due to momentum in its treatment for intraocular pressure.
What detracted from performance?
PACS Group, Inc. | PACS Group is a holding company focused on post-acute health care, assisted living and skilled nursing care services. Operational challenges affected the company’s recent financial results, which we believe caused the stock to sell off.
DoubleVerify Holdings, Inc. | DoubleVerify provides systems to monitor and analyze the effectiveness of digital advertising and e-commerce. The company has experienced headwinds from lower advertisement spending by several major customers. We sold the holding during the fiscal year.
iRhythm Technologies, Inc. | iRhythm Technologies, maker of cardiac rhythm monitoring devices, suffered from regulatory delays. We sold the holding during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Small Cap Growth Fund (Class R)	15.88%	7.00%	7.89%
Russell 2000® Growth Index	15.15%	6.86%	8.09%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,989,930,409
Holdings Count | Holding	118
Advisory Fees Paid, Amount	$ 14,071,713
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$1,989,930,409
Total number of portfolio holdings	118
Total advisory fees paid	$14,071,713
Portfolio turnover rate	55%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Astera Labs, Inc.	1.93%
Q2 Holdings, Inc.	1.49%
AAON, Inc.	1.47%
Jefferies Financial Group, Inc.	1.45%
Coherent Corp.	1.43%
TMX Group Ltd.	1.41%
Talen Energy Corp.	1.34%
Clean Harbors, Inc.	1.33%
Glaukos Corp.	1.31%
Pegasystems, Inc.	1.31%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Astera Labs, Inc.	1.93%
Q2 Holdings, Inc.	1.49%
AAON, Inc.	1.47%
Jefferies Financial Group, Inc.	1.45%
Coherent Corp.	1.43%
TMX Group Ltd.	1.41%
Talen Energy Corp.	1.34%
Clean Harbors, Inc.	1.33%
Glaukos Corp.	1.31%
Pegasystems, Inc.	1.31%
* Excluding money market fund holdings, if any.

C000071356 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Small Cap Growth Fund
Class Name	Class Y
Trading Symbol	GTSYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Small Cap Growth Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Small Cap Growth Fund (Class Y)	$100	0.92%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, US small cap equities saw improved performance as the US Federal Reserve began easing monetary policy. The Fund outperformed the Russell 2000® Growth Index primarily due to strong stock selection in the health care, consumer discretionary, utilities, financials and energy sectors. An underweight exposure in the health care sector and an overweight exposure in the information technology sector was also beneficial. These results were partially offset by weaker stock selection in the information technology, consumer staples and industrials sectors.
• For the fiscal year ended December 31, 2024, Class Y shares of the Fund returned 16.49%. For the same time period, the Russell 2000® Growth Index returned 15.15%.
What contributed to performance?
Natera, Inc. | Natera makes genetic diagnostics and monitoring tests for oncology, organ health and pre-natal testing. The company benefited from momentum in its cancer diagnostic business and effective execution in its pre-natal testing business. We sold the holding during the fiscal year.
Astera Labs, Inc. | Astera Labs provides semiconductor-based connectivity solutions. The company's performance was driven by strong demand for its connectivity solutions in the artificial intelligence and cloud sectors.
Glaukos Corp. | Glaukos makes treatments and diagnostics for glaucoma and other eye disorders. The company reported better than expected revenue and raised guidance due to momentum in its treatment for intraocular pressure.
What detracted from performance?
PACS Group, Inc. | PACS Group is a holding company focused on post-acute health care, assisted living and skilled nursing care services. Operational challenges affected the company’s recent financial results, which we believe caused the stock to sell off.
DoubleVerify Holdings, Inc. | DoubleVerify provides systems to monitor and analyze the effectiveness of digital advertising and e-commerce. The company has experienced headwinds from lower advertisement spending by several major customers. We sold the holding during the fiscal year.
iRhythm Technologies, Inc. | iRhythm Technologies, maker of cardiac rhythm monitoring devices, suffered from regulatory delays. We sold the holding during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Small Cap Growth Fund (Class Y)	16.49%	7.54%	8.43%
Russell 2000® Growth Index	15.15%	6.86%	8.09%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,989,930,409
Holdings Count | Holding	118
Advisory Fees Paid, Amount	$ 14,071,713
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$1,989,930,409
Total number of portfolio holdings	118
Total advisory fees paid	$14,071,713
Portfolio turnover rate	55%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Astera Labs, Inc.	1.93%
Q2 Holdings, Inc.	1.49%
AAON, Inc.	1.47%
Jefferies Financial Group, Inc.	1.45%
Coherent Corp.	1.43%
TMX Group Ltd.	1.41%
Talen Energy Corp.	1.34%
Clean Harbors, Inc.	1.33%
Glaukos Corp.	1.31%
Pegasystems, Inc.	1.31%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Astera Labs, Inc.	1.93%
Q2 Holdings, Inc.	1.49%
AAON, Inc.	1.47%
Jefferies Financial Group, Inc.	1.45%
Coherent Corp.	1.43%
TMX Group Ltd.	1.41%
Talen Energy Corp.	1.34%
Clean Harbors, Inc.	1.33%
Glaukos Corp.	1.31%
Pegasystems, Inc.	1.31%
* Excluding money market fund holdings, if any.

C000023026 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Small Cap Growth Fund
Class Name	Investor Class
Trading Symbol	GTSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Small Cap Growth Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Small Cap Growth Fund (Investor Class)	$123	1.14%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, US small cap equities saw improved performance as the US Federal Reserve began easing monetary policy. The Fund outperformed the Russell 2000® Growth Index primarily due to strong stock selection in the health care, consumer discretionary, utilities, financials and energy sectors. An underweight exposure in the health care sector and an overweight exposure in the information technology sector was also beneficial. These results were partially offset by weaker stock selection in the information technology, consumer staples and industrials sectors.
• For the fiscal year ended December 31, 2024, Investor Class shares of the Fund returned 16.24%. For the same time period, the Russell 2000® Growth Index returned 15.15%.
What contributed to performance?
Natera, Inc. | Natera makes genetic diagnostics and monitoring tests for oncology, organ health and pre-natal testing. The company benefited from momentum in its cancer diagnostic business and effective execution in its pre-natal testing business. We sold the holding during the fiscal year.
Astera Labs, Inc. | Astera Labs provides semiconductor-based connectivity solutions. The company's performance was driven by strong demand for its connectivity solutions in the artificial intelligence and cloud sectors.
Glaukos Corp. | Glaukos makes treatments and diagnostics for glaucoma and other eye disorders. The company reported better than expected revenue and raised guidance due to momentum in its treatment for intraocular pressure.
What detracted from performance?
PACS Group, Inc. | PACS Group is a holding company focused on post-acute health care, assisted living and skilled nursing care services. Operational challenges affected the company’s recent financial results, which we believe caused the stock to sell off.
DoubleVerify Holdings, Inc. | DoubleVerify provides systems to monitor and analyze the effectiveness of digital advertising and e-commerce. The company has experienced headwinds from lower advertisement spending by several major customers. We sold the holding during the fiscal year.
iRhythm Technologies, Inc. | iRhythm Technologies, maker of cardiac rhythm monitoring devices, suffered from regulatory delays. We sold the holding during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Small Cap Growth Fund (Investor Class)	16.24%	7.34%	8.21%
Russell 2000® Growth Index	15.15%	6.86%	8.09%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,989,930,409
Holdings Count | Holding	118
Advisory Fees Paid, Amount	$ 14,071,713
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$1,989,930,409
Total number of portfolio holdings	118
Total advisory fees paid	$14,071,713
Portfolio turnover rate	55%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Astera Labs, Inc.	1.93%
Q2 Holdings, Inc.	1.49%
AAON, Inc.	1.47%
Jefferies Financial Group, Inc.	1.45%
Coherent Corp.	1.43%
TMX Group Ltd.	1.41%
Talen Energy Corp.	1.34%
Clean Harbors, Inc.	1.33%
Glaukos Corp.	1.31%
Pegasystems, Inc.	1.31%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Astera Labs, Inc.	1.93%
Q2 Holdings, Inc.	1.49%
AAON, Inc.	1.47%
Jefferies Financial Group, Inc.	1.45%
Coherent Corp.	1.43%
TMX Group Ltd.	1.41%
Talen Energy Corp.	1.34%
Clean Harbors, Inc.	1.33%
Glaukos Corp.	1.31%
Pegasystems, Inc.	1.31%
* Excluding money market fund holdings, if any.

C000023027 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Small Cap Growth Fund
Class Name	Class R5
Trading Symbol	GTSVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Small Cap Growth Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Small Cap Growth Fund (Class R5)	$89	0.82%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, US small cap equities saw improved performance as the US Federal Reserve began easing monetary policy. The Fund outperformed the Russell 2000® Growth Index primarily due to strong stock selection in the health care, consumer discretionary, utilities, financials and energy sectors. An underweight exposure in the health care sector and an overweight exposure in the information technology sector was also beneficial. These results were partially offset by weaker stock selection in the information technology, consumer staples and industrials sectors.
• For the fiscal year ended December 31, 2024, Class R5 shares of the Fund returned 16.61%. For the same time period, the Russell 2000® Growth Index returned 15.15%.
What contributed to performance?
Natera, Inc. | Natera makes genetic diagnostics and monitoring tests for oncology, organ health and pre-natal testing. The company benefited from momentum in its cancer diagnostic business and effective execution in its pre-natal testing business. We sold the holding during the fiscal year.
Astera Labs, Inc. | Astera Labs provides semiconductor-based connectivity solutions. The company's performance was driven by strong demand for its connectivity solutions in the artificial intelligence and cloud sectors.
Glaukos Corp. | Glaukos makes treatments and diagnostics for glaucoma and other eye disorders. The company reported better than expected revenue and raised guidance due to momentum in its treatment for intraocular pressure.
What detracted from performance?
PACS Group, Inc. | PACS Group is a holding company focused on post-acute health care, assisted living and skilled nursing care services. Operational challenges affected the company’s recent financial results, which we believe caused the stock to sell off.
DoubleVerify Holdings, Inc. | DoubleVerify provides systems to monitor and analyze the effectiveness of digital advertising and e-commerce. The company has experienced headwinds from lower advertisement spending by several major customers. We sold the holding during the fiscal year.
iRhythm Technologies, Inc. | iRhythm Technologies, maker of cardiac rhythm monitoring devices, suffered from regulatory delays. We sold the holding during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Small Cap Growth Fund (Class R5)	16.61%	7.65%	8.56%
Russell 2000® Growth Index	15.15%	6.86%	8.09%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,989,930,409
Holdings Count | Holding	118
Advisory Fees Paid, Amount	$ 14,071,713
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$1,989,930,409
Total number of portfolio holdings	118
Total advisory fees paid	$14,071,713
Portfolio turnover rate	55%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Astera Labs, Inc.	1.93%
Q2 Holdings, Inc.	1.49%
AAON, Inc.	1.47%
Jefferies Financial Group, Inc.	1.45%
Coherent Corp.	1.43%
TMX Group Ltd.	1.41%
Talen Energy Corp.	1.34%
Clean Harbors, Inc.	1.33%
Glaukos Corp.	1.31%
Pegasystems, Inc.	1.31%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Astera Labs, Inc.	1.93%
Q2 Holdings, Inc.	1.49%
AAON, Inc.	1.47%
Jefferies Financial Group, Inc.	1.45%
Coherent Corp.	1.43%
TMX Group Ltd.	1.41%
Talen Energy Corp.	1.34%
Clean Harbors, Inc.	1.33%
Glaukos Corp.	1.31%
Pegasystems, Inc.	1.31%
* Excluding money market fund holdings, if any.

C000120732 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Small Cap Growth Fund
Class Name	Class R6
Trading Symbol	GTSFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Small Cap Growth Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Small Cap Growth Fund (Class R6)	$82	0.76%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, US small cap equities saw improved performance as the US Federal Reserve began easing monetary policy. The Fund outperformed the Russell 2000® Growth Index primarily due to strong stock selection in the health care, consumer discretionary, utilities, financials and energy sectors. An underweight exposure in the health care sector and an overweight exposure in the information technology sector was also beneficial. These results were partially offset by weaker stock selection in the information technology, consumer staples and industrials sectors.
• For the fiscal year ended December 31, 2024, Class R6 shares of the Fund returned 16.66%. For the same time period, the Russell 2000® Growth Index returned 15.15%.
What contributed to performance?
Natera, Inc. | Natera makes genetic diagnostics and monitoring tests for oncology, organ health and pre-natal testing. The company benefited from momentum in its cancer diagnostic business and effective execution in its pre-natal testing business. We sold the holding during the fiscal year.
Astera Labs, Inc. | Astera Labs provides semiconductor-based connectivity solutions. The company's performance was driven by strong demand for its connectivity solutions in the artificial intelligence and cloud sectors.
Glaukos Corp. | Glaukos makes treatments and diagnostics for glaucoma and other eye disorders. The company reported better than expected revenue and raised guidance due to momentum in its treatment for intraocular pressure.
What detracted from performance?
PACS Group, Inc. | PACS Group is a holding company focused on post-acute health care, assisted living and skilled nursing care services. Operational challenges affected the company’s recent financial results, which we believe caused the stock to sell off.
DoubleVerify Holdings, Inc. | DoubleVerify provides systems to monitor and analyze the effectiveness of digital advertising and e-commerce. The company has experienced headwinds from lower advertisement spending by several major customers. We sold the holding during the fiscal year.
iRhythm Technologies, Inc. | iRhythm Technologies, maker of cardiac rhythm monitoring devices, suffered from regulatory delays. We sold the holding during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Small Cap Growth Fund (Class R6)	16.66%	7.73%	8.65%
Russell 2000® Growth Index	15.15%	6.86%	8.09%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,989,930,409
Holdings Count | Holding	118
Advisory Fees Paid, Amount	$ 14,071,713
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$1,989,930,409
Total number of portfolio holdings	118
Total advisory fees paid	$14,071,713
Portfolio turnover rate	55%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Astera Labs, Inc.	1.93%
Q2 Holdings, Inc.	1.49%
AAON, Inc.	1.47%
Jefferies Financial Group, Inc.	1.45%
Coherent Corp.	1.43%
TMX Group Ltd.	1.41%
Talen Energy Corp.	1.34%
Clean Harbors, Inc.	1.33%
Glaukos Corp.	1.31%
Pegasystems, Inc.	1.31%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Astera Labs, Inc.	1.93%
Q2 Holdings, Inc.	1.49%
AAON, Inc.	1.47%
Jefferies Financial Group, Inc.	1.45%
Coherent Corp.	1.43%
TMX Group Ltd.	1.41%
Talen Energy Corp.	1.34%
Clean Harbors, Inc.	1.33%
Glaukos Corp.	1.31%
Pegasystems, Inc.	1.31%
* Excluding money market fund holdings, if any.

C000029631 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Income Allocation Fund
Class Name	Class A
Trading Symbol	ALAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Income Allocation Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Income Allocation Fund (Class A)	$48	0.47%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, global risk assets outperformed defensive assets driven by a favorable macroeconomic environment, the beginning of a global monetary policy easing cycle and greater clarity with respect to fiscal policy following the conclusion of many major elections globally. These macroeconomic tailwinds supported global equity prices, particularly within the US, as well as the continuation of credit spreads tightening to cycle lows within investment grade, high yield and emerging market debt markets. Given this backdrop, an underweight to equities was a headwind to Fund performance, as were certain factor tilts within equities, as well as allocations within fixed income to core and core-plus bonds.
• For the fiscal year ended December 31, 2024, Class A shares of the Fund, excluding sales charge, returned 5.84%. For the same time period, the Custom Invesco Income Allocation Index returned 7.46%.
What contributed to performance?
Exposure to growth equities and the quality factor | The Fund's exposure to high quality securities (commonly referred to as 'growth' stocks) was rewarded with exposures within both the US large- and mid-cap space, as well as exposure internationally.
Exposure to high yield and floating rate credit | The Fund's exposure to high yield was beneficial as credit spreads continued to tighten, supported by resilient corporate fundamentals and strong investor demand for higher-coupon bond offerings. Floating rate exposure was rewarded as well, with the securities benefiting from an increasing interest rate environment, compared to their fixed-rate peers.
What detracted from performance?
Cyclical factor exposure within equities | Exposure to the small size and value factors was a detractor from Fund performance over the time period, as more defensive equity factors such as quality continued to be in demand led by US megacap technology stocks and strong momentum in investor demand for thematic artificial intelligence stocks.
Exposure to core and core-plus bonds | The Fund's exposure to core and core-plus bonds was a headwind, as long and moderate duration, as well as higher-grade fixed income, suffered compared to shorter duration, more credit sensitive counterparts. This was due to interest rates moving higher and the steepening of the yield curve that transpired significantly in the second half of the year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Income Allocation Fund (Class A) —including sales charge	0.06%	0.79%	2.93%
Invesco Income Allocation Fund (Class A) —excluding sales charge	5.84%	1.94%	3.51%
Custom Invesco Income Allocation Index	7.46%	4.29%	5.13%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 333,014,762
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$333,014,762
Total number of portfolio holdings	19
Total advisory fees paid	$0
Portfolio turnover rate	86%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of December 31, 2024) Asset allocation (% of net assets)
C000029633 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Income Allocation Fund
Class Name	Class C
Trading Symbol	CLIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Income Allocation Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Income Allocation Fund (Class C)	$125	1.22%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, global risk assets outperformed defensive assets driven by a favorable macroeconomic environment, the beginning of a global monetary policy easing cycle and greater clarity with respect to fiscal policy following the conclusion of many major elections globally. These macroeconomic tailwinds supported global equity prices, particularly within the US, as well as the continuation of credit spreads tightening to cycle lows within investment grade, high yield and emerging market debt markets. Given this backdrop, an underweight to equities was a headwind to Fund performance, as were certain factor tilts within equities, as well as allocations within fixed income to core and core-plus bonds.
• For the fiscal year ended December 31, 2024, Class C shares of the Fund, excluding sales charge, returned 5.04%. For the same time period, the Custom Invesco Income Allocation Index returned 7.46%.
What contributed to performance?
Exposure to growth equities and the quality factor | The Fund's exposure to high quality securities (commonly referred to as 'growth' stocks) was rewarded with exposures within both the US large- and mid-cap space, as well as exposure internationally.
Exposure to high yield and floating rate credit | The Fund's exposure to high yield was beneficial as credit spreads continued to tighten, supported by resilient corporate fundamentals and strong investor demand for higher-coupon bond offerings. Floating rate exposure was rewarded as well, with the securities benefiting from an increasing interest rate environment, compared to their fixed-rate peers.
What detracted from performance?
Cyclical factor exposure within equities | Exposure to the small size and value factors was a detractor from Fund performance over the time period, as more defensive equity factors such as quality continued to be in demand led by US megacap technology stocks and strong momentum in investor demand for thematic artificial intelligence stocks.
Exposure to core and core-plus bonds | The Fund's exposure to core and core-plus bonds was a headwind, as long and moderate duration, as well as higher-grade fixed income, suffered compared to shorter duration, more credit sensitive counterparts. This was due to interest rates moving higher and the steepening of the yield curve that transpired significantly in the second half of the year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Income Allocation Fund (Class C) —including sales charge	4.04%	1.20%	2.89%
Invesco Income Allocation Fund (Class C) —excluding sales charge	5.04%	1.20%	2.89%
Custom Invesco Income Allocation Index	7.46%	4.29%	5.13%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 333,014,762
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$333,014,762
Total number of portfolio holdings	19
Total advisory fees paid	$0
Portfolio turnover rate	86%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of December 31, 2024) Asset allocation (% of net assets)
C000029634 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Income Allocation Fund
Class Name	Class R
Trading Symbol	RLIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Income Allocation Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Income Allocation Fund (Class R)	$74	0.72%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, global risk assets outperformed defensive assets driven by a favorable macroeconomic environment, the beginning of a global monetary policy easing cycle and greater clarity with respect to fiscal policy following the conclusion of many major elections globally. These macroeconomic tailwinds supported global equity prices, particularly within the US, as well as the continuation of credit spreads tightening to cycle lows within investment grade, high yield and emerging market debt markets. Given this backdrop, an underweight to equities was a headwind to Fund performance, as were certain factor tilts within equities, as well as allocations within fixed income to core and core-plus bonds.
• For the fiscal year ended December 31, 2024, Class R shares of the Fund returned 5.57%. For the same time period, the Custom Invesco Income Allocation Index returned 7.46%.
What contributed to performance?
Exposure to growth equities and the quality factor | The Fund's exposure to high quality securities (commonly referred to as 'growth' stocks) was rewarded with exposures within both the US large- and mid-cap space, as well as exposure internationally.
Exposure to high yield and floating rate credit | The Fund's exposure to high yield was beneficial as credit spreads continued to tighten, supported by resilient corporate fundamentals and strong investor demand for higher-coupon bond offerings. Floating rate exposure was rewarded as well, with the securities benefiting from an increasing interest rate environment, compared to their fixed-rate peers.
What detracted from performance?
Cyclical factor exposure within equities | Exposure to the small size and value factors was a detractor from Fund performance over the time period, as more defensive equity factors such as quality continued to be in demand led by US megacap technology stocks and strong momentum in investor demand for thematic artificial intelligence stocks.
Exposure to core and core-plus bonds | The Fund's exposure to core and core-plus bonds was a headwind, as long and moderate duration, as well as higher-grade fixed income, suffered compared to shorter duration, more credit sensitive counterparts. This was due to interest rates moving higher and the steepening of the yield curve that transpired significantly in the second half of the year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Income Allocation Fund (Class R)	5.57%	1.69%	3.25%
Custom Invesco Income Allocation Index	7.46%	4.29%	5.13%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 333,014,762
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$333,014,762
Total number of portfolio holdings	19
Total advisory fees paid	$0
Portfolio turnover rate	86%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of December 31, 2024) Asset allocation (% of net assets)
C000071357 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Income Allocation Fund
Class Name	Class Y
Trading Symbol	ALAYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Income Allocation Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Income Allocation Fund (Class Y)	$23	0.22%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.22%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, global risk assets outperformed defensive assets driven by a favorable macroeconomic environment, the beginning of a global monetary policy easing cycle and greater clarity with respect to fiscal policy following the conclusion of many major elections globally. These macroeconomic tailwinds supported global equity prices, particularly within the US, as well as the continuation of credit spreads tightening to cycle lows within investment grade, high yield and emerging market debt markets. Given this backdrop, an underweight to equities was a headwind to Fund performance, as were certain factor tilts within equities, as well as allocations within fixed income to core and core-plus bonds.
• For the fiscal year ended December 31, 2024, Class Y shares of the Fund returned 6.11%. For the same time period, the Custom Invesco Income Allocation Index returned 7.46%.
What contributed to performance?
Exposure to growth equities and the quality factor | The Fund's exposure to high quality securities (commonly referred to as 'growth' stocks) was rewarded with exposures within both the US large- and mid-cap space, as well as exposure internationally.
Exposure to high yield and floating rate credit | The Fund's exposure to high yield was beneficial as credit spreads continued to tighten, supported by resilient corporate fundamentals and strong investor demand for higher-coupon bond offerings. Floating rate exposure was rewarded as well, with the securities benefiting from an increasing interest rate environment, compared to their fixed-rate peers.
What detracted from performance?
Cyclical factor exposure within equities | Exposure to the small size and value factors was a detractor from Fund performance over the time period, as more defensive equity factors such as quality continued to be in demand led by US megacap technology stocks and strong momentum in investor demand for thematic artificial intelligence stocks.
Exposure to core and core-plus bonds | The Fund's exposure to core and core-plus bonds was a headwind, as long and moderate duration, as well as higher-grade fixed income, suffered compared to shorter duration, more credit sensitive counterparts. This was due to interest rates moving higher and the steepening of the yield curve that transpired significantly in the second half of the year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Income Allocation Fund (Class Y)	6.11%	2.20%	3.77%
Custom Invesco Income Allocation Index	7.46%	4.29%	5.13%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 333,014,762
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$333,014,762
Total number of portfolio holdings	19
Total advisory fees paid	$0
Portfolio turnover rate	86%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of December 31, 2024) Asset allocation (% of net assets)
C000029635 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Income Allocation Fund
Class Name	Class R5
Trading Symbol	ILAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Income Allocation Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Income Allocation Fund (Class R5)	$19	0.18%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, global risk assets outperformed defensive assets driven by a favorable macroeconomic environment, the beginning of a global monetary policy easing cycle and greater clarity with respect to fiscal policy following the conclusion of many major elections globally. These macroeconomic tailwinds supported global equity prices, particularly within the US, as well as the continuation of credit spreads tightening to cycle lows within investment grade, high yield and emerging market debt markets. Given this backdrop, an underweight to equities was a headwind to Fund performance, as were certain factor tilts within equities, as well as allocations within fixed income to core and core-plus bonds.
• For the fiscal year ended December 31, 2024, Class R5 shares of the Fund returned 6.14%. For the same time period, the Custom Invesco Income Allocation Index returned 7.46%.
What contributed to performance?
Exposure to growth equities and the quality factor | The Fund's exposure to high quality securities (commonly referred to as 'growth' stocks) was rewarded with exposures within both the US large- and mid-cap space, as well as exposure internationally.
Exposure to high yield and floating rate credit | The Fund's exposure to high yield was beneficial as credit spreads continued to tighten, supported by resilient corporate fundamentals and strong investor demand for higher-coupon bond offerings. Floating rate exposure was rewarded as well, with the securities benefiting from an increasing interest rate environment, compared to their fixed-rate peers.
What detracted from performance?
Cyclical factor exposure within equities | Exposure to the small size and value factors was a detractor from Fund performance over the time period, as more defensive equity factors such as quality continued to be in demand led by US megacap technology stocks and strong momentum in investor demand for thematic artificial intelligence stocks.
Exposure to core and core-plus bonds | The Fund's exposure to core and core-plus bonds was a headwind, as long and moderate duration, as well as higher-grade fixed income, suffered compared to shorter duration, more credit sensitive counterparts. This was due to interest rates moving higher and the steepening of the yield curve that transpired significantly in the second half of the year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Income Allocation Fund (Class R5)	6.14%	2.22%	3.78%
Custom Invesco Income Allocation Index	7.46%	4.29%	5.13%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 333,014,762
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$333,014,762
Total number of portfolio holdings	19
Total advisory fees paid	$0
Portfolio turnover rate	86%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of December 31, 2024) Asset allocation (% of net assets)
Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000188961 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Income Allocation Fund
Class Name	Class R6
Trading Symbol	IIASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Income Allocation Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Income Allocation Fund (Class R6)	$9	0.09%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, global risk assets outperformed defensive assets driven by a favorable macroeconomic environment, the beginning of a global monetary policy easing cycle and greater clarity with respect to fiscal policy following the conclusion of many major elections globally. These macroeconomic tailwinds supported global equity prices, particularly within the US, as well as the continuation of credit spreads tightening to cycle lows within investment grade, high yield and emerging market debt markets. Given this backdrop, an underweight to equities was a headwind to Fund performance, as were certain factor tilts within equities, as well as allocations within fixed income to core and core-plus bonds.
• For the fiscal year ended December 31, 2024, Class R6 shares of the Fund returned 6.14%. For the same time period, the Custom Invesco Income Allocation Index returned 7.46%.
What contributed to performance?
Exposure to growth equities and the quality factor | The Fund's exposure to high quality securities (commonly referred to as 'growth' stocks) was rewarded with exposures within both the US large- and mid-cap space, as well as exposure internationally.
Exposure to high yield and floating rate credit | The Fund's exposure to high yield was beneficial as credit spreads continued to tighten, supported by resilient corporate fundamentals and strong investor demand for higher-coupon bond offerings. Floating rate exposure was rewarded as well, with the securities benefiting from an increasing interest rate environment, compared to their fixed-rate peers.
What detracted from performance?
Cyclical factor exposure within equities | Exposure to the small size and value factors was a detractor from Fund performance over the time period, as more defensive equity factors such as quality continued to be in demand led by US megacap technology stocks and strong momentum in investor demand for thematic artificial intelligence stocks.
Exposure to core and core-plus bonds | The Fund's exposure to core and core-plus bonds was a headwind, as long and moderate duration, as well as higher-grade fixed income, suffered compared to shorter duration, more credit sensitive counterparts. This was due to interest rates moving higher and the steepening of the yield curve that transpired significantly in the second half of the year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Income Allocation Fund (Class R6)	6.14%	2.24%	3.72%
Custom Invesco Income Allocation Index	7.46%	4.29%	5.13%
S&P 500® Index	25.02%	14.53%	13.10%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 333,014,762
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$333,014,762
Total number of portfolio holdings	19
Total advisory fees paid	$0
Portfolio turnover rate	86%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of December 31, 2024) Asset allocation (% of net assets)
C000031004 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: Moderately Conservative Investor Fund
Class Name	Class A
Trading Symbol	CAAMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Select Risk: Moderately Conservative Investor Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Select Risk: Moderately Conservative Investor Fund (Class A)	$48	0.47%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, global risk assets outperformed defensive assets driven by a favorable macroeconomic environment, the beginning of a global monetary policy easing cycle and greater clarity with respect to fiscal policy following the conclusion of many major elections globally. These macroeconomic tailwinds supported global equity prices, particularly within the US, as well as the continuation of credit spreads tightening to cycle lows within investment grade, high yield and emerging market debt markets. Given this backdrop, an underweight to equities was a headwind to Fund performance, as were factor tilts within equities, as well as allocations within fixed income to core and US Treasury bonds.
• For the fiscal year ended December 31, 2024, Class A shares of the Fund, excluding sales charge, returned 6.17%. For the same time period, the Custom Invesco Select Risk: Moderately Conservative Index returned 8.89%.
What contributed to performance?
Manager selection within fixed income | Manager selection within fixed income was a contributor to Fund performance, driven by the Invesco Core Bond Fund, Invesco Core Plus Bond Fund and Invesco Variable Rate Investment Grade ETF.
Exposure to high yield and floating rate credit | The Fund's exposure to high yield was beneficial as credit spreads continued to tighten, supported by resilient corporate fundamentals and strong investor demand for higher-coupon bond offerings. Floating rate exposure was rewarded as well, with the securities benefiting from an increasing interest rate environment, compared to their fixed-rate peers.
What detracted from performance?
Cyclical factor exposure within equities | Exposure to the small size and value factors was a detractor from Fund performance over the time period, as more defensive equity factors such as quality continued to be in demand led by US megacap technology stocks and strong momentum in investor demand for thematic artificial intelligence stocks.
Exposure to core and US Treasury bonds | The Fund's exposure to core and US Treasury bonds was a headwind, as long and moderate duration, as well as higher-grade fixed income, suffered compared to shorter duration, more credit sensitive counterparts. This was due to interest rates moving higher and the steepening of the yield curve that transpired significantly in the second half of the year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Select Risk: Moderately Conservative Investor Fund (Class A) —including sales charge	0.30%	1.65%	2.83%
Invesco Select Risk: Moderately Conservative Investor Fund (Class A) —excluding sales charge	6.17%	2.81%	3.41%
Custom Invesco Select Risk: Moderately Conservative Index	8.89%	4.49%	5.08%
Bloomberg Global Aggregate USD Hedged Index	3.40%	0.48%	2.01%
MSCI ACWI (Net)	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg Global Aggregate USD Hedged Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 270,729,040
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$270,729,040
Total number of portfolio holdings	25
Total advisory fees paid	$0
Portfolio turnover rate	49%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of December 31, 2024) Asset allocation (% of net assets)
C000031006 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: Moderately Conservative Investor Fund
Class Name	Class C
Trading Symbol	CACMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Select Risk: Moderately Conservative Investor Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Select Risk: Moderately Conservative Investor Fund (Class C)	$125	1.22%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, global risk assets outperformed defensive assets driven by a favorable macroeconomic environment, the beginning of a global monetary policy easing cycle and greater clarity with respect to fiscal policy following the conclusion of many major elections globally. These macroeconomic tailwinds supported global equity prices, particularly within the US, as well as the continuation of credit spreads tightening to cycle lows within investment grade, high yield and emerging market debt markets. Given this backdrop, an underweight to equities was a headwind to Fund performance, as were factor tilts within equities, as well as allocations within fixed income to core and US Treasury bonds.
• For the fiscal year ended December 31, 2024, Class C shares of the Fund, excluding sales charge, returned 5.42%. For the same time period, the Custom Invesco Select Risk: Moderately Conservative Index returned 8.89%.
What contributed to performance?
Manager selection within fixed income | Manager selection within fixed income was a contributor to Fund performance, driven by the Invesco Core Bond Fund, Invesco Core Plus Bond Fund and Invesco Variable Rate Investment Grade ETF.
Exposure to high yield and floating rate credit | The Fund's exposure to high yield was beneficial as credit spreads continued to tighten, supported by resilient corporate fundamentals and strong investor demand for higher-coupon bond offerings. Floating rate exposure was rewarded as well, with the securities benefiting from an increasing interest rate environment, compared to their fixed-rate peers.
What detracted from performance?
Cyclical factor exposure within equities | Exposure to the small size and value factors was a detractor from Fund performance over the time period, as more defensive equity factors such as quality continued to be in demand led by US megacap technology stocks and strong momentum in investor demand for thematic artificial intelligence stocks.
Exposure to core and US Treasury bonds | The Fund's exposure to core and US Treasury bonds was a headwind, as long and moderate duration, as well as higher-grade fixed income, suffered compared to shorter duration, more credit sensitive counterparts. This was due to interest rates moving higher and the steepening of the yield curve that transpired significantly in the second half of the year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Select Risk: Moderately Conservative Investor Fund (Class C) —including sales charge	4.42%	2.04%	2.79%
Invesco Select Risk: Moderately Conservative Investor Fund (Class C) —excluding sales charge	5.42%	2.04%	2.79%
Custom Invesco Select Risk: Moderately Conservative Index	8.89%	4.49%	5.08%
Bloomberg Global Aggregate USD Hedged Index	3.40%	0.48%	2.01%
MSCI ACWI (Net)	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg Global Aggregate USD Hedged Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 270,729,040
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$270,729,040
Total number of portfolio holdings	25
Total advisory fees paid	$0
Portfolio turnover rate	49%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of December 31, 2024) Asset allocation (% of net assets)
C000031007 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: Moderately Conservative Investor Fund
Class Name	Class R
Trading Symbol	CMARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Select Risk: Moderately Conservative Investor Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Select Risk: Moderately Conservative Investor Fund (Class R)	$74	0.72%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, global risk assets outperformed defensive assets driven by a favorable macroeconomic environment, the beginning of a global monetary policy easing cycle and greater clarity with respect to fiscal policy following the conclusion of many major elections globally. These macroeconomic tailwinds supported global equity prices, particularly within the US, as well as the continuation of credit spreads tightening to cycle lows within investment grade, high yield and emerging market debt markets. Given this backdrop, an underweight to equities was a headwind to Fund performance, as were factor tilts within equities, as well as allocations within fixed income to core and US Treasury bonds.
• For the fiscal year ended December 31, 2024, Class R shares of the Fund returned 5.92%. For the same time period, the Custom Invesco Select Risk: Moderately Conservative Index returned 8.89%.
What contributed to performance?
Manager selection within fixed income | Manager selection within fixed income was a contributor to Fund performance, driven by the Invesco Core Bond Fund, Invesco Core Plus Bond Fund and Invesco Variable Rate Investment Grade ETF.
Exposure to high yield and floating rate credit | The Fund's exposure to high yield was beneficial as credit spreads continued to tighten, supported by resilient corporate fundamentals and strong investor demand for higher-coupon bond offerings. Floating rate exposure was rewarded as well, with the securities benefiting from an increasing interest rate environment, compared to their fixed-rate peers.
What detracted from performance?
Cyclical factor exposure within equities | Exposure to the small size and value factors was a detractor from Fund performance over the time period, as more defensive equity factors such as quality continued to be in demand led by US megacap technology stocks and strong momentum in investor demand for thematic artificial intelligence stocks.
Exposure to core and US Treasury bonds | The Fund's exposure to core and US Treasury bonds was a headwind, as long and moderate duration, as well as higher-grade fixed income, suffered compared to shorter duration, more credit sensitive counterparts. This was due to interest rates moving higher and the steepening of the yield curve that transpired significantly in the second half of the year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Select Risk: Moderately Conservative Investor Fund (Class R)	5.92%	2.56%	3.15%
Custom Invesco Select Risk: Moderately Conservative Index	8.89%	4.49%	5.08%
Bloomberg Global Aggregate USD Hedged Index	3.40%	0.48%	2.01%
MSCI ACWI (Net)	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg Global Aggregate USD Hedged Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 270,729,040
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$270,729,040
Total number of portfolio holdings	25
Total advisory fees paid	$0
Portfolio turnover rate	49%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of December 31, 2024) Asset allocation (% of net assets)
C000096003 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: Moderately Conservative Investor Fund
Class Name	Class S
Trading Symbol	CMASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Select Risk: Moderately Conservative Investor Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Select Risk: Moderately Conservative Investor Fund (Class S)	$38	0.37%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, global risk assets outperformed defensive assets driven by a favorable macroeconomic environment, the beginning of a global monetary policy easing cycle and greater clarity with respect to fiscal policy following the conclusion of many major elections globally. These macroeconomic tailwinds supported global equity prices, particularly within the US, as well as the continuation of credit spreads tightening to cycle lows within investment grade, high yield and emerging market debt markets. Given this backdrop, an underweight to equities was a headwind to Fund performance, as were factor tilts within equities, as well as allocations within fixed income to core and US Treasury bonds.
• For the fiscal year ended December 31, 2024, Class S shares of the Fund returned 6.27%. For the same time period, the Custom Invesco Select Risk: Moderately Conservative Index returned 8.89%.
What contributed to performance?
Manager selection within fixed income | Manager selection within fixed income was a contributor to Fund performance, driven by the Invesco Core Bond Fund, Invesco Core Plus Bond Fund and Invesco Variable Rate Investment Grade ETF.
Exposure to high yield and floating rate credit | The Fund's exposure to high yield was beneficial as credit spreads continued to tighten, supported by resilient corporate fundamentals and strong investor demand for higher-coupon bond offerings. Floating rate exposure was rewarded as well, with the securities benefiting from an increasing interest rate environment, compared to their fixed-rate peers.
What detracted from performance?
Cyclical factor exposure within equities | Exposure to the small size and value factors was a detractor from Fund performance over the time period, as more defensive equity factors such as quality continued to be in demand led by US megacap technology stocks and strong momentum in investor demand for thematic artificial intelligence stocks.
Exposure to core and US Treasury bonds | The Fund's exposure to core and US Treasury bonds was a headwind, as long and moderate duration, as well as higher-grade fixed income, suffered compared to shorter duration, more credit sensitive counterparts. This was due to interest rates moving higher and the steepening of the yield curve that transpired significantly in the second half of the year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Select Risk: Moderately Conservative Investor Fund (Class S)	6.27%	2.91%	3.51%
Custom Invesco Select Risk: Moderately Conservative Index	8.89%	4.49%	5.08%
Bloomberg Global Aggregate USD Hedged Index	3.40%	0.48%	2.01%
MSCI ACWI (Net)	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg Global Aggregate USD Hedged Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 270,729,040
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$270,729,040
Total number of portfolio holdings	25
Total advisory fees paid	$0
Portfolio turnover rate	49%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of December 31, 2024) Asset allocation (% of net assets)
C000071360 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: Moderately Conservative Investor Fund
Class Name	Class Y
Trading Symbol	CAAYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Select Risk: Moderately Conservative Investor Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Select Risk: Moderately Conservative Investor Fund (Class Y)	$23	0.22%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.22%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, global risk assets outperformed defensive assets driven by a favorable macroeconomic environment, the beginning of a global monetary policy easing cycle and greater clarity with respect to fiscal policy following the conclusion of many major elections globally. These macroeconomic tailwinds supported global equity prices, particularly within the US, as well as the continuation of credit spreads tightening to cycle lows within investment grade, high yield and emerging market debt markets. Given this backdrop, an underweight to equities was a headwind to Fund performance, as were factor tilts within equities, as well as allocations within fixed income to core and US Treasury bonds.
• For the fiscal year ended December 31, 2024, Class Y shares of the Fund returned 6.44%. For the same time period, the Custom Invesco Select Risk: Moderately Conservative Index returned 8.89%.
What contributed to performance?
Manager selection within fixed income | Manager selection within fixed income was a contributor to Fund performance, driven by the Invesco Core Bond Fund, Invesco Core Plus Bond Fund and Invesco Variable Rate Investment Grade ETF.
Exposure to high yield and floating rate credit | The Fund's exposure to high yield was beneficial as credit spreads continued to tighten, supported by resilient corporate fundamentals and strong investor demand for higher-coupon bond offerings. Floating rate exposure was rewarded as well, with the securities benefiting from an increasing interest rate environment, compared to their fixed-rate peers.
What detracted from performance?
Cyclical factor exposure within equities | Exposure to the small size and value factors was a detractor from Fund performance over the time period, as more defensive equity factors such as quality continued to be in demand led by US megacap technology stocks and strong momentum in investor demand for thematic artificial intelligence stocks.
Exposure to core and US Treasury bonds | The Fund's exposure to core and US Treasury bonds was a headwind, as long and moderate duration, as well as higher-grade fixed income, suffered compared to shorter duration, more credit sensitive counterparts. This was due to interest rates moving higher and the steepening of the yield curve that transpired significantly in the second half of the year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Select Risk: Moderately Conservative Investor Fund (Class Y)	6.44%	3.07%	3.67%
Custom Invesco Select Risk: Moderately Conservative Index	8.89%	4.49%	5.08%
Bloomberg Global Aggregate USD Hedged Index	3.40%	0.48%	2.01%
MSCI ACWI (Net)	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg Global Aggregate USD Hedged Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 270,729,040
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$270,729,040
Total number of portfolio holdings	25
Total advisory fees paid	$0
Portfolio turnover rate	49%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of December 31, 2024) Asset allocation (% of net assets)
C000031003 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: Moderately Conservative Investor Fund
Class Name	Class R5
Trading Symbol	CMAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Select Risk: Moderately Conservative Investor Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Select Risk: Moderately Conservative Investor Fund (Class R5)	$20	0.19%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, global risk assets outperformed defensive assets driven by a favorable macroeconomic environment, the beginning of a global monetary policy easing cycle and greater clarity with respect to fiscal policy following the conclusion of many major elections globally. These macroeconomic tailwinds supported global equity prices, particularly within the US, as well as the continuation of credit spreads tightening to cycle lows within investment grade, high yield and emerging market debt markets. Given this backdrop, an underweight to equities was a headwind to Fund performance, as were factor tilts within equities, as well as allocations within fixed income to core and US Treasury bonds.
• For the fiscal year ended December 31, 2024, Class R5 shares of the Fund returned 6.35%. For the same time period, the Custom Invesco Select Risk: Moderately Conservative Index returned 8.89%.
What contributed to performance?
Manager selection within fixed income | Manager selection within fixed income was a contributor to Fund performance, driven by the Invesco Core Bond Fund, Invesco Core Plus Bond Fund and Invesco Variable Rate Investment Grade ETF.
Exposure to high yield and floating rate credit | The Fund's exposure to high yield was beneficial as credit spreads continued to tighten, supported by resilient corporate fundamentals and strong investor demand for higher-coupon bond offerings. Floating rate exposure was rewarded as well, with the securities benefiting from an increasing interest rate environment, compared to their fixed-rate peers.
What detracted from performance?
Cyclical factor exposure within equities | Exposure to the small size and value factors was a detractor from Fund performance over the time period, as more defensive equity factors such as quality continued to be in demand led by US megacap technology stocks and strong momentum in investor demand for thematic artificial intelligence stocks.
Exposure to core and US Treasury bonds | The Fund's exposure to core and US Treasury bonds was a headwind, as long and moderate duration, as well as higher-grade fixed income, suffered compared to shorter duration, more credit sensitive counterparts. This was due to interest rates moving higher and the steepening of the yield curve that transpired significantly in the second half of the year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Select Risk: Moderately Conservative Investor Fund (Class R5)	6.35%	3.10%	3.70%
Custom Invesco Select Risk: Moderately Conservative Index	8.89%	4.49%	5.08%
Bloomberg Global Aggregate USD Hedged Index	3.40%	0.48%	2.01%
MSCI ACWI (Net)	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg Global Aggregate USD Hedged Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 270,729,040
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$270,729,040
Total number of portfolio holdings	25
Total advisory fees paid	$0
Portfolio turnover rate	49%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of December 31, 2024) Asset allocation (% of net assets)
Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in operating expenses.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in operating expenses.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000188963 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: Moderately Conservative Investor Fund
Class Name	Class R6
Trading Symbol	CNSSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Select Risk: Moderately Conservative Investor Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Select Risk: Moderately Conservative Investor Fund (Class R6)	$12	0.12%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, global risk assets outperformed defensive assets driven by a favorable macroeconomic environment, the beginning of a global monetary policy easing cycle and greater clarity with respect to fiscal policy following the conclusion of many major elections globally. These macroeconomic tailwinds supported global equity prices, particularly within the US, as well as the continuation of credit spreads tightening to cycle lows within investment grade, high yield and emerging market debt markets. Given this backdrop, an underweight to equities was a headwind to Fund performance, as were factor tilts within equities, as well as allocations within fixed income to core and US Treasury bonds.
• For the fiscal year ended December 31, 2024, Class R6 shares of the Fund returned 6.42%. For the same time period, the Custom Invesco Select Risk: Moderately Conservative Index returned 8.89%.
What contributed to performance?
Manager selection within fixed income | Manager selection within fixed income was a contributor to Fund performance, driven by the Invesco Core Bond Fund, Invesco Core Plus Bond Fund and Invesco Variable Rate Investment Grade ETF.
Exposure to high yield and floating rate credit | The Fund's exposure to high yield was beneficial as credit spreads continued to tighten, supported by resilient corporate fundamentals and strong investor demand for higher-coupon bond offerings. Floating rate exposure was rewarded as well, with the securities benefiting from an increasing interest rate environment, compared to their fixed-rate peers.
What detracted from performance?
Cyclical factor exposure within equities | Exposure to the small size and value factors was a detractor from Fund performance over the time period, as more defensive equity factors such as quality continued to be in demand led by US megacap technology stocks and strong momentum in investor demand for thematic artificial intelligence stocks.
Exposure to core and US Treasury bonds | The Fund's exposure to core and US Treasury bonds was a headwind, as long and moderate duration, as well as higher-grade fixed income, suffered compared to shorter duration, more credit sensitive counterparts. This was due to interest rates moving higher and the steepening of the yield curve that transpired significantly in the second half of the year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Select Risk: Moderately Conservative Investor Fund (Class R6)	6.42%	3.14%	3.65%
Custom Invesco Select Risk: Moderately Conservative Index	8.89%	4.49%	5.08%
Bloomberg Global Aggregate USD Hedged Index	3.40%	0.48%	2.01%
MSCI ACWI (Net)	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg Global Aggregate USD Hedged Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 270,729,040
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$270,729,040
Total number of portfolio holdings	25
Total advisory fees paid	$0
Portfolio turnover rate	49%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of December 31, 2024) Asset allocation (% of net assets)
C000084572 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Convertible Securities Fund
Class Name	Class A
Trading Symbol	CNSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Convertible Securities Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Convertible Securities Fund (Class A)	$101	0.96%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.96%	[7]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, the Fund performed favorably. Stronger than anticipated economic growth alongside a continuing, albeit bumpy, disinflation trend created a favorable backdrop for equity and credit markets. Convertibles fared well in this environment, supported by strong equity performance.
• For the fiscal year ended December 31, 2024, Class A shares of the Fund, excluding sales charge, returned 9.74%. For the same time period, the ICE BofA US Convertible Index returned 11.14%.
What contributed to performance?
BrightSpring Health Services, Inc. | BrightSpring Health Services offers a home and community-based health care services platform. The company posted strong revenue growth alongside improving sentiment for the sector.
Insmed, Inc. | Insmed is a biopharmaceutical company. The company benefited from positive clinical results in May, bolstering equity performance.
What detracted from performance?
Rocket Lab USA, Inc. | An underweight position to Rocket Lab hurt the Fund after the spacecraft and satellite company posted stronger than expected earnings in the third quarter. We sold the holding during the fiscal year.
Uber Technologies, Inc. | An overweight position to Uber detracted from relative performance as the ride hailing service saw mixed performance over the year. We sold the holding during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Convertible Securities Fund (Class A) —including sales charge	3.69%	7.34%	6.77%
Invesco Convertible Securities Fund (Class A) —excluding sales charge	9.74%	8.55%	7.38%
ICE BofA US Convertible Index	11.14%	9.66%	9.07%
S&P 500® Index	25.02%	14.53%	13.10%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the ICE BofA US Convertible Index to the S&P 500® Index and Bloomberg U.S. Aggregate Bond Index to reflect that the S&P 500® Index and the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities markets.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 739,282,669
Holdings Count | Holding	173
Advisory Fees Paid, Amount	$ 3,991,359
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$739,282,669
Total number of portfolio holdings	173
Total advisory fees paid	$3,991,359
Portfolio turnover rate	87%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%,	2.97%
Bank of America Corp., Series L, Conv. Pfd., 7.25%,	2.94%
Boeing Co. (The), Conv. Pfd., 6.00%, 10/15/2027	2.39%
Coinbase Global, Inc., Conv., 0.25%, 04/01/2030	2.25%
Southern Co. (The), Conv., 4.50%, 06/15/2027	1.57%
Rivian Automotive, Inc., Conv., 4.63%, 03/15/2029	1.53%
Uber Technologies, Inc., Series 2028, Conv., 0.88%, 12/01/2028	1.48%
Live Nation Entertainment, Inc., Conv., 3.13%, 01/15/2029	1.38%
Akamai Technologies, Inc., Conv., 0.38%, 09/01/2027	1.38%
Welltower OP LLC, Conv., 3.13%, 07/15/2029	1.33%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%,	2.97%
Bank of America Corp., Series L, Conv. Pfd., 7.25%,	2.94%
Boeing Co. (The), Conv. Pfd., 6.00%, 10/15/2027	2.39%
Coinbase Global, Inc., Conv., 0.25%, 04/01/2030	2.25%
Southern Co. (The), Conv., 4.50%, 06/15/2027	1.57%
Rivian Automotive, Inc., Conv., 4.63%, 03/15/2029	1.53%
Uber Technologies, Inc., Series 2028, Conv., 0.88%, 12/01/2028	1.48%
Live Nation Entertainment, Inc., Conv., 3.13%, 01/15/2029	1.38%
Akamai Technologies, Inc., Conv., 0.38%, 09/01/2027	1.38%
Welltower OP LLC, Conv., 3.13%, 07/15/2029	1.33%
* Excluding money market fund holdings, if any.

C000084574 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Convertible Securities Fund
Class Name	Class C
Trading Symbol	CNSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Convertible Securities Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Convertible Securities Fund (Class C)	$178	1.70%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 178
Expense Ratio, Percent	1.70%	[8]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, the Fund performed favorably. Stronger than anticipated economic growth alongside a continuing, albeit bumpy, disinflation trend created a favorable backdrop for equity and credit markets. Convertibles fared well in this environment, supported by strong equity performance.
• For the fiscal year ended December 31, 2024, Class C shares of the Fund, excluding sales charge, returned 8.86%. For the same time period, the ICE BofA US Convertible Index returned 11.14%.
What contributed to performance?
BrightSpring Health Services, Inc. | BrightSpring Health Services offers a home and community-based health care services platform. The company posted strong revenue growth alongside improving sentiment for the sector.
Insmed, Inc. | Insmed is a biopharmaceutical company. The company benefited from positive clinical results in May, bolstering equity performance.
What detracted from performance?
Rocket Lab USA, Inc. | An underweight position to Rocket Lab hurt the Fund after the spacecraft and satellite company posted stronger than expected earnings in the third quarter. We sold the holding during the fiscal year.
Uber Technologies, Inc. | An overweight position to Uber detracted from relative performance as the ride hailing service saw mixed performance over the year. We sold the holding during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Convertible Securities Fund (Class C) —including sales charge	7.86%	7.75%	6.76%
Invesco Convertible Securities Fund (Class C) —excluding sales charge	8.86%	7.75%	6.76%
ICE BofA US Convertible Index	11.14%	9.66%	9.07%
S&P 500® Index	25.02%	14.53%	13.10%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the ICE BofA US Convertible Index to the S&P 500® Index and Bloomberg U.S. Aggregate Bond Index to reflect that the S&P 500® Index and the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities markets.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 739,282,669
Holdings Count | Holding	173
Advisory Fees Paid, Amount	$ 3,991,359
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$739,282,669
Total number of portfolio holdings	173
Total advisory fees paid	$3,991,359
Portfolio turnover rate	87%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%,	2.97%
Bank of America Corp., Series L, Conv. Pfd., 7.25%,	2.94%
Boeing Co. (The), Conv. Pfd., 6.00%, 10/15/2027	2.39%
Coinbase Global, Inc., Conv., 0.25%, 04/01/2030	2.25%
Southern Co. (The), Conv., 4.50%, 06/15/2027	1.57%
Rivian Automotive, Inc., Conv., 4.63%, 03/15/2029	1.53%
Uber Technologies, Inc., Series 2028, Conv., 0.88%, 12/01/2028	1.48%
Live Nation Entertainment, Inc., Conv., 3.13%, 01/15/2029	1.38%
Akamai Technologies, Inc., Conv., 0.38%, 09/01/2027	1.38%
Welltower OP LLC, Conv., 3.13%, 07/15/2029	1.33%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%,	2.97%
Bank of America Corp., Series L, Conv. Pfd., 7.25%,	2.94%
Boeing Co. (The), Conv. Pfd., 6.00%, 10/15/2027	2.39%
Coinbase Global, Inc., Conv., 0.25%, 04/01/2030	2.25%
Southern Co. (The), Conv., 4.50%, 06/15/2027	1.57%
Rivian Automotive, Inc., Conv., 4.63%, 03/15/2029	1.53%
Uber Technologies, Inc., Series 2028, Conv., 0.88%, 12/01/2028	1.48%
Live Nation Entertainment, Inc., Conv., 3.13%, 01/15/2029	1.38%
Akamai Technologies, Inc., Conv., 0.38%, 09/01/2027	1.38%
Welltower OP LLC, Conv., 3.13%, 07/15/2029	1.33%
* Excluding money market fund holdings, if any.

C000084575 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Convertible Securities Fund
Class Name	Class Y
Trading Symbol	CNSDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Convertible Securities Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Convertible Securities Fund (Class Y)	$75	0.71%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.71%	[9]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, the Fund performed favorably. Stronger than anticipated economic growth alongside a continuing, albeit bumpy, disinflation trend created a favorable backdrop for equity and credit markets. Convertibles fared well in this environment, supported by strong equity performance.
• For the fiscal year ended December 31, 2024, Class Y shares of the Fund returned 9.95%. For the same time period, the ICE BofA US Convertible Index returned 11.14%.
What contributed to performance?
BrightSpring Health Services, Inc. | BrightSpring Health Services offers a home and community-based health care services platform. The company posted strong revenue growth alongside improving sentiment for the sector.
Insmed, Inc. | Insmed is a biopharmaceutical company. The company benefited from positive clinical results in May, bolstering equity performance.
What detracted from performance?
Rocket Lab USA, Inc. | An underweight position to Rocket Lab hurt the Fund after the spacecraft and satellite company posted stronger than expected earnings in the third quarter. We sold the holding during the fiscal year.
Uber Technologies, Inc. | An overweight position to Uber detracted from relative performance as the ride hailing service saw mixed performance over the year. We sold the holding during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Convertible Securities Fund (Class Y)	9.95%	8.82%	7.64%
ICE BofA US Convertible Index	11.14%	9.66%	9.07%
S&P 500® Index	25.02%	14.53%	13.10%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the ICE BofA US Convertible Index to the S&P 500® Index and Bloomberg U.S. Aggregate Bond Index to reflect that the S&P 500® Index and the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities markets.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 739,282,669
Holdings Count | Holding	173
Advisory Fees Paid, Amount	$ 3,991,359
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$739,282,669
Total number of portfolio holdings	173
Total advisory fees paid	$3,991,359
Portfolio turnover rate	87%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%,	2.97%
Bank of America Corp., Series L, Conv. Pfd., 7.25%,	2.94%
Boeing Co. (The), Conv. Pfd., 6.00%, 10/15/2027	2.39%
Coinbase Global, Inc., Conv., 0.25%, 04/01/2030	2.25%
Southern Co. (The), Conv., 4.50%, 06/15/2027	1.57%
Rivian Automotive, Inc., Conv., 4.63%, 03/15/2029	1.53%
Uber Technologies, Inc., Series 2028, Conv., 0.88%, 12/01/2028	1.48%
Live Nation Entertainment, Inc., Conv., 3.13%, 01/15/2029	1.38%
Akamai Technologies, Inc., Conv., 0.38%, 09/01/2027	1.38%
Welltower OP LLC, Conv., 3.13%, 07/15/2029	1.33%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%,	2.97%
Bank of America Corp., Series L, Conv. Pfd., 7.25%,	2.94%
Boeing Co. (The), Conv. Pfd., 6.00%, 10/15/2027	2.39%
Coinbase Global, Inc., Conv., 0.25%, 04/01/2030	2.25%
Southern Co. (The), Conv., 4.50%, 06/15/2027	1.57%
Rivian Automotive, Inc., Conv., 4.63%, 03/15/2029	1.53%
Uber Technologies, Inc., Series 2028, Conv., 0.88%, 12/01/2028	1.48%
Live Nation Entertainment, Inc., Conv., 3.13%, 01/15/2029	1.38%
Akamai Technologies, Inc., Conv., 0.38%, 09/01/2027	1.38%
Welltower OP LLC, Conv., 3.13%, 07/15/2029	1.33%
* Excluding money market fund holdings, if any.

C000096004 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Convertible Securities Fund
Class Name	Class R5
Trading Symbol	CNSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Convertible Securities Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Convertible Securities Fund (Class R5)	$70	0.67%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.67%	[10]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, the Fund performed favorably. Stronger than anticipated economic growth alongside a continuing, albeit bumpy, disinflation trend created a favorable backdrop for equity and credit markets. Convertibles fared well in this environment, supported by strong equity performance.
• For the fiscal year ended December 31, 2024, Class R5 shares of the Fund returned 10.01%. For the same time period, the ICE BofA US Convertible Index returned 11.14%.
What contributed to performance?
BrightSpring Health Services, Inc. | BrightSpring Health Services offers a home and community-based health care services platform. The company posted strong revenue growth alongside improving sentiment for the sector.
Insmed, Inc. | Insmed is a biopharmaceutical company. The company benefited from positive clinical results in May, bolstering equity performance.
What detracted from performance?
Rocket Lab USA, Inc. | An underweight position to Rocket Lab hurt the Fund after the spacecraft and satellite company posted stronger than expected earnings in the third quarter. We sold the holding during the fiscal year.
Uber Technologies, Inc. | An overweight position to Uber detracted from relative performance as the ride hailing service saw mixed performance over the year. We sold the holding during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Convertible Securities Fund (Class R5)	10.01%	8.84%	7.67%
ICE BofA US Convertible Index	11.14%	9.66%	9.07%
S&P 500® Index	25.02%	14.53%	13.10%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the ICE BofA US Convertible Index to the S&P 500® Index and Bloomberg U.S. Aggregate Bond Index to reflect that the S&P 500® Index and the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities markets.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 739,282,669
Holdings Count | Holding	173
Advisory Fees Paid, Amount	$ 3,991,359
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$739,282,669
Total number of portfolio holdings	173
Total advisory fees paid	$3,991,359
Portfolio turnover rate	87%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%,	2.97%
Bank of America Corp., Series L, Conv. Pfd., 7.25%,	2.94%
Boeing Co. (The), Conv. Pfd., 6.00%, 10/15/2027	2.39%
Coinbase Global, Inc., Conv., 0.25%, 04/01/2030	2.25%
Southern Co. (The), Conv., 4.50%, 06/15/2027	1.57%
Rivian Automotive, Inc., Conv., 4.63%, 03/15/2029	1.53%
Uber Technologies, Inc., Series 2028, Conv., 0.88%, 12/01/2028	1.48%
Live Nation Entertainment, Inc., Conv., 3.13%, 01/15/2029	1.38%
Akamai Technologies, Inc., Conv., 0.38%, 09/01/2027	1.38%
Welltower OP LLC, Conv., 3.13%, 07/15/2029	1.33%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%,	2.97%
Bank of America Corp., Series L, Conv. Pfd., 7.25%,	2.94%
Boeing Co. (The), Conv. Pfd., 6.00%, 10/15/2027	2.39%
Coinbase Global, Inc., Conv., 0.25%, 04/01/2030	2.25%
Southern Co. (The), Conv., 4.50%, 06/15/2027	1.57%
Rivian Automotive, Inc., Conv., 4.63%, 03/15/2029	1.53%
Uber Technologies, Inc., Series 2028, Conv., 0.88%, 12/01/2028	1.48%
Live Nation Entertainment, Inc., Conv., 3.13%, 01/15/2029	1.38%
Akamai Technologies, Inc., Conv., 0.38%, 09/01/2027	1.38%
Welltower OP LLC, Conv., 3.13%, 07/15/2029	1.33%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000120738 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Convertible Securities Fund
Class Name	Class R6
Trading Symbol	CNSFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Convertible Securities Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Convertible Securities Fund (Class R6)	$63	0.60%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.60%	[11]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, the Fund performed favorably. Stronger than anticipated economic growth alongside a continuing, albeit bumpy, disinflation trend created a favorable backdrop for equity and credit markets. Convertibles fared well in this environment, supported by strong equity performance.
• For the fiscal year ended December 31, 2024, Class R6 shares of the Fund returned 10.08%. For the same time period, the ICE BofA US Convertible Index returned 11.14%.
What contributed to performance?
BrightSpring Health Services, Inc. | BrightSpring Health Services offers a home and community-based health care services platform. The company posted strong revenue growth alongside improving sentiment for the sector.
Insmed, Inc. | Insmed is a biopharmaceutical company. The company benefited from positive clinical results in May, bolstering equity performance.
What detracted from performance?
Rocket Lab USA, Inc. | An underweight position to Rocket Lab hurt the Fund after the spacecraft and satellite company posted stronger than expected earnings in the third quarter. We sold the holding during the fiscal year.
Uber Technologies, Inc. | An overweight position to Uber detracted from relative performance as the ride hailing service saw mixed performance over the year. We sold the holding during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Convertible Securities Fund (Class R6)	10.08%	8.93%	7.76%
ICE BofA US Convertible Index	11.14%	9.66%	9.07%
S&P 500® Index	25.02%	14.53%	13.10%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the ICE BofA US Convertible Index to the S&P 500® Index and Bloomberg U.S. Aggregate Bond Index to reflect that the S&P 500® Index and the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities markets.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 739,282,669
Holdings Count | Holding	173
Advisory Fees Paid, Amount	$ 3,991,359
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$739,282,669
Total number of portfolio holdings	173
Total advisory fees paid	$3,991,359
Portfolio turnover rate	87%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%,	2.97%
Bank of America Corp., Series L, Conv. Pfd., 7.25%,	2.94%
Boeing Co. (The), Conv. Pfd., 6.00%, 10/15/2027	2.39%
Coinbase Global, Inc., Conv., 0.25%, 04/01/2030	2.25%
Southern Co. (The), Conv., 4.50%, 06/15/2027	1.57%
Rivian Automotive, Inc., Conv., 4.63%, 03/15/2029	1.53%
Uber Technologies, Inc., Series 2028, Conv., 0.88%, 12/01/2028	1.48%
Live Nation Entertainment, Inc., Conv., 3.13%, 01/15/2029	1.38%
Akamai Technologies, Inc., Conv., 0.38%, 09/01/2027	1.38%
Welltower OP LLC, Conv., 3.13%, 07/15/2029	1.33%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%,	2.97%
Bank of America Corp., Series L, Conv. Pfd., 7.25%,	2.94%
Boeing Co. (The), Conv. Pfd., 6.00%, 10/15/2027	2.39%
Coinbase Global, Inc., Conv., 0.25%, 04/01/2030	2.25%
Southern Co. (The), Conv., 4.50%, 06/15/2027	1.57%
Rivian Automotive, Inc., Conv., 4.63%, 03/15/2029	1.53%
Uber Technologies, Inc., Series 2028, Conv., 0.88%, 12/01/2028	1.48%
Live Nation Entertainment, Inc., Conv., 3.13%, 01/15/2029	1.38%
Akamai Technologies, Inc., Conv., 0.38%, 09/01/2027	1.38%
Welltower OP LLC, Conv., 3.13%, 07/15/2029	1.33%
* Excluding money market fund holdings, if any.

C000084602 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Quality Income Fund
Class Name	Class A
Trading Symbol	VKMGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Quality Income Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Quality Income Fund (Class A)	$90	0.90%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.90%	[12]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• The Fund generated a positive return in 2024, despite longer term Treasury yields increasing by 25 to 75 basis points across the yield curve. This shows the advantage of a bond market where yields were materially higher than they had been in many years, providing cushion against rising interest rates. Non-Treasury sectors of the bond market performed well this year as economic growth and employment performed better than many forecasted at the start of the year.
• For the fiscal year ended December 31, 2024, Class A shares of the Fund, excluding sales charge, returned 0.98%. For the same time period, the Bloomberg US Mortgage Backed Securities Index returned 1.20%.
What contributed to performance?
Agency mortgage-backed securities (MBS) | During 2024, the agency mortgage market, in which the Fund invested the majority of its assets, performed better than US Treasury securities, given the significant yield advantage enjoyed by agency MBS versus Treasuries. The Fund's positioning in higher coupon agency MBS was a positive contributor.
Non-agency MBS, asset-backed securities (ABS) | Non-agency MBS and ABS performed well this year due to attractive starting yields and relatively strong economic performance in 2024, which caused market participants to bid up these assets relative to US Treasuries.
What detracted from performance?
Commercial mortgage-backed securities (CMBS) | CMBS yield spreads increased relative to Treasuries during the year, due to continued challenges in the commercial property market.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Quality Income Fund (Class A) —including sales charge	(3.36)%	(1.59)%	0.35%
Invesco Quality Income Fund (Class A) —excluding sales charge	0.98%	(0.73)%	0.78%
Bloomberg US Mortgage Backed Securities Index	1.20%	(0.74)%	0.91%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg US Mortgage Backed Securities Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 530,702,034
Holdings Count | Holding	686
Advisory Fees Paid, Amount	$ 2,415,423
Investment Company Portfolio Turnover	331.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$530,702,034
Total number of portfolio holdings	686
Total advisory fees paid	$2,415,423
Portfolio turnover rate	331%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Uniform Mortgage-Backed Securities, TBA, 6.00%, 01/01/2055	4.24%
Government National Mortgage Association, TBA, 2.50%, 01/01/2055	4.01%
Government National Mortgage Association, TBA, 5.50%, 06/20/2054	3.23%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 01/01/2055	3.18%
Federal Home Loan Mortgage Corp., 2.50%, 10/01/2051	2.72%
Government National Mortgage Association, TBA, 3.00%, 01/01/2055	2.69%
Government National Mortgage Association, TBA, 5.00%, 01/01/2055	2.16%
Federal Home Loan Mortgage Corp., 5.50%, 11/01/2052	2.10%
Federal Home Loan Mortgage Corp., 2.00%, 05/01/2051	2.03%
Federal Home Loan Mortgage Corp., 2.50%, 04/01/2052	1.98%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Uniform Mortgage-Backed Securities, TBA, 6.00%, 01/01/2055	4.24%
Government National Mortgage Association, TBA, 2.50%, 01/01/2055	4.01%
Government National Mortgage Association, TBA, 5.50%, 06/20/2054	3.23%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 01/01/2055	3.18%
Federal Home Loan Mortgage Corp., 2.50%, 10/01/2051	2.72%
Government National Mortgage Association, TBA, 3.00%, 01/01/2055	2.69%
Government National Mortgage Association, TBA, 5.00%, 01/01/2055	2.16%
Federal Home Loan Mortgage Corp., 5.50%, 11/01/2052	2.10%
Federal Home Loan Mortgage Corp., 2.00%, 05/01/2051	2.03%
Federal Home Loan Mortgage Corp., 2.50%, 04/01/2052	1.98%
* Excluding money market fund holdings, if any.

C000084604 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Quality Income Fund
Class Name	Class C
Trading Symbol	VUSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Quality Income Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Quality Income Fund (Class C)	$166	1.66%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 166
Expense Ratio, Percent	1.66%	[13]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• The Fund generated a positive return in 2024, despite longer term Treasury yields increasing by 25 to 75 basis points across the yield curve. This shows the advantage of a bond market where yields were materially higher than they had been in many years, providing cushion against rising interest rates. Non-Treasury sectors of the bond market performed well this year as economic growth and employment performed better than many forecasted at the start of the year.
• For the fiscal year ended December 31, 2024, Class C shares of the Fund, excluding sales charge, returned 0.20%. For the same time period, the Bloomberg US Mortgage Backed Securities Index returned 1.20%.
What contributed to performance?
Agency mortgage-backed securities (MBS) | During 2024, the agency mortgage market, in which the Fund invested the majority of its assets, performed better than US Treasury securities, given the significant yield advantage enjoyed by agency MBS versus Treasuries. The Fund's positioning in higher coupon agency MBS was a positive contributor.
Non-agency MBS, asset-backed securities (ABS) | Non-agency MBS and ABS performed well this year due to attractive starting yields and relatively strong economic performance in 2024, which caused market participants to bid up these assets relative to US Treasuries.
What detracted from performance?
Commercial mortgage-backed securities (CMBS) | CMBS yield spreads increased relative to Treasuries during the year, due to continued challenges in the commercial property market.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Quality Income Fund (Class C) —including sales charge	(0.77)%	(1.47)%	0.18%
Invesco Quality Income Fund (Class C) —excluding sales charge	0.20%	(1.47)%	0.18%
Bloomberg US Mortgage Backed Securities Index	1.20%	(0.74)%	0.91%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg US Mortgage Backed Securities Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 530,702,034
Holdings Count | Holding	686
Advisory Fees Paid, Amount	$ 2,415,423
Investment Company Portfolio Turnover	331.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$530,702,034
Total number of portfolio holdings	686
Total advisory fees paid	$2,415,423
Portfolio turnover rate	331%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Uniform Mortgage-Backed Securities, TBA, 6.00%, 01/01/2055	4.24%
Government National Mortgage Association, TBA, 2.50%, 01/01/2055	4.01%
Government National Mortgage Association, TBA, 5.50%, 06/20/2054	3.23%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 01/01/2055	3.18%
Federal Home Loan Mortgage Corp., 2.50%, 10/01/2051	2.72%
Government National Mortgage Association, TBA, 3.00%, 01/01/2055	2.69%
Government National Mortgage Association, TBA, 5.00%, 01/01/2055	2.16%
Federal Home Loan Mortgage Corp., 5.50%, 11/01/2052	2.10%
Federal Home Loan Mortgage Corp., 2.00%, 05/01/2051	2.03%
Federal Home Loan Mortgage Corp., 2.50%, 04/01/2052	1.98%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Uniform Mortgage-Backed Securities, TBA, 6.00%, 01/01/2055	4.24%
Government National Mortgage Association, TBA, 2.50%, 01/01/2055	4.01%
Government National Mortgage Association, TBA, 5.50%, 06/20/2054	3.23%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 01/01/2055	3.18%
Federal Home Loan Mortgage Corp., 2.50%, 10/01/2051	2.72%
Government National Mortgage Association, TBA, 3.00%, 01/01/2055	2.69%
Government National Mortgage Association, TBA, 5.00%, 01/01/2055	2.16%
Federal Home Loan Mortgage Corp., 5.50%, 11/01/2052	2.10%
Federal Home Loan Mortgage Corp., 2.00%, 05/01/2051	2.03%
Federal Home Loan Mortgage Corp., 2.50%, 04/01/2052	1.98%
* Excluding money market fund holdings, if any.

C000217950 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Quality Income Fund
Class Name	Class R
Trading Symbol	VUSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Quality Income Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Quality Income Fund (Class R)	$116	1.16%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.16%	[14]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• The Fund generated a positive return in 2024, despite longer term Treasury yields increasing by 25 to 75 basis points across the yield curve. This shows the advantage of a bond market where yields were materially higher than they had been in many years, providing cushion against rising interest rates. Non-Treasury sectors of the bond market performed well this year as economic growth and employment performed better than many forecasted at the start of the year.
• For the fiscal year ended December 31, 2024, Class R shares of the Fund returned 0.72%. For the same time period, the Bloomberg US Mortgage Backed Securities Index returned 1.20%.
What contributed to performance?
Agency mortgage-backed securities (MBS) | During 2024, the agency mortgage market, in which the Fund invested the majority of its assets, performed better than US Treasury securities, given the significant yield advantage enjoyed by agency MBS versus Treasuries. The Fund's positioning in higher coupon agency MBS was a positive contributor.
Non-agency MBS, asset-backed securities (ABS) | Non-agency MBS and ABS performed well this year due to attractive starting yields and relatively strong economic performance in 2024, which caused market participants to bid up these assets relative to US Treasuries.
What detracted from performance?
Commercial mortgage-backed securities (CMBS) | CMBS yield spreads increased relative to Treasuries during the year, due to continued challenges in the commercial property market.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Quality Income Fund (Class R)	0.72%	(1.02)%	0.51%
Bloomberg US Mortgage Backed Securities Index	1.20%	(0.74)%	0.91%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%

Performance Inception Date	May 15, 2020
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg US Mortgage Backed Securities Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 530,702,034
Holdings Count | Holding	686
Advisory Fees Paid, Amount	$ 2,415,423
Investment Company Portfolio Turnover	331.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$530,702,034
Total number of portfolio holdings	686
Total advisory fees paid	$2,415,423
Portfolio turnover rate	331%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Uniform Mortgage-Backed Securities, TBA, 6.00%, 01/01/2055	4.24%
Government National Mortgage Association, TBA, 2.50%, 01/01/2055	4.01%
Government National Mortgage Association, TBA, 5.50%, 06/20/2054	3.23%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 01/01/2055	3.18%
Federal Home Loan Mortgage Corp., 2.50%, 10/01/2051	2.72%
Government National Mortgage Association, TBA, 3.00%, 01/01/2055	2.69%
Government National Mortgage Association, TBA, 5.00%, 01/01/2055	2.16%
Federal Home Loan Mortgage Corp., 5.50%, 11/01/2052	2.10%
Federal Home Loan Mortgage Corp., 2.00%, 05/01/2051	2.03%
Federal Home Loan Mortgage Corp., 2.50%, 04/01/2052	1.98%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Uniform Mortgage-Backed Securities, TBA, 6.00%, 01/01/2055	4.24%
Government National Mortgage Association, TBA, 2.50%, 01/01/2055	4.01%
Government National Mortgage Association, TBA, 5.50%, 06/20/2054	3.23%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 01/01/2055	3.18%
Federal Home Loan Mortgage Corp., 2.50%, 10/01/2051	2.72%
Government National Mortgage Association, TBA, 3.00%, 01/01/2055	2.69%
Government National Mortgage Association, TBA, 5.00%, 01/01/2055	2.16%
Federal Home Loan Mortgage Corp., 5.50%, 11/01/2052	2.10%
Federal Home Loan Mortgage Corp., 2.00%, 05/01/2051	2.03%
Federal Home Loan Mortgage Corp., 2.50%, 04/01/2052	1.98%
* Excluding money market fund holdings, if any.

C000084605 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Quality Income Fund
Class Name	Class Y
Trading Symbol	VUSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Quality Income Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Quality Income Fund (Class Y)	$66	0.66%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.66%	[15]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• The Fund generated a positive return in 2024, despite longer term Treasury yields increasing by 25 to 75 basis points across the yield curve. This shows the advantage of a bond market where yields were materially higher than they had been in many years, providing cushion against rising interest rates. Non-Treasury sectors of the bond market performed well this year as economic growth and employment performed better than many forecasted at the start of the year.
• For the fiscal year ended December 31, 2024, Class Y shares of the Fund returned 1.23%. For the same time period, the Bloomberg US Mortgage Backed Securities Index returned 1.20%.
What contributed to performance?
Agency mortgage-backed securities (MBS) | During 2024, the agency mortgage market, in which the Fund invested the majority of its assets, performed better than US Treasury securities, given the significant yield advantage enjoyed by agency MBS versus Treasuries. The Fund's positioning in higher coupon agency MBS was a positive contributor.
Non-agency MBS, asset-backed securities (ABS) | Non-agency MBS and ABS performed well this year due to attractive starting yields and relatively strong economic performance in 2024, which caused market participants to bid up these assets relative to US Treasuries.
What detracted from performance?
Commercial mortgage-backed securities (CMBS) | CMBS yield spreads increased relative to Treasuries during the year, due to continued challenges in the commercial property market.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Quality Income Fund (Class Y)	1.23%	(0.51)%	1.03%
Bloomberg US Mortgage Backed Securities Index	1.20%	(0.74)%	0.91%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg US Mortgage Backed Securities Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 530,702,034
Holdings Count | Holding	686
Advisory Fees Paid, Amount	$ 2,415,423
Investment Company Portfolio Turnover	331.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$530,702,034
Total number of portfolio holdings	686
Total advisory fees paid	$2,415,423
Portfolio turnover rate	331%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Uniform Mortgage-Backed Securities, TBA, 6.00%, 01/01/2055	4.24%
Government National Mortgage Association, TBA, 2.50%, 01/01/2055	4.01%
Government National Mortgage Association, TBA, 5.50%, 06/20/2054	3.23%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 01/01/2055	3.18%
Federal Home Loan Mortgage Corp., 2.50%, 10/01/2051	2.72%
Government National Mortgage Association, TBA, 3.00%, 01/01/2055	2.69%
Government National Mortgage Association, TBA, 5.00%, 01/01/2055	2.16%
Federal Home Loan Mortgage Corp., 5.50%, 11/01/2052	2.10%
Federal Home Loan Mortgage Corp., 2.00%, 05/01/2051	2.03%
Federal Home Loan Mortgage Corp., 2.50%, 04/01/2052	1.98%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Uniform Mortgage-Backed Securities, TBA, 6.00%, 01/01/2055	4.24%
Government National Mortgage Association, TBA, 2.50%, 01/01/2055	4.01%
Government National Mortgage Association, TBA, 5.50%, 06/20/2054	3.23%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 01/01/2055	3.18%
Federal Home Loan Mortgage Corp., 2.50%, 10/01/2051	2.72%
Government National Mortgage Association, TBA, 3.00%, 01/01/2055	2.69%
Government National Mortgage Association, TBA, 5.00%, 01/01/2055	2.16%
Federal Home Loan Mortgage Corp., 5.50%, 11/01/2052	2.10%
Federal Home Loan Mortgage Corp., 2.00%, 05/01/2051	2.03%
Federal Home Loan Mortgage Corp., 2.50%, 04/01/2052	1.98%
* Excluding money market fund holdings, if any.

C000084606 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Quality Income Fund
Class Name	Class R5
Trading Symbol	VUSJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Quality Income Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Quality Income Fund (Class R5)	$61	0.61%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• The Fund generated a positive return in 2024, despite longer term Treasury yields increasing by 25 to 75 basis points across the yield curve. This shows the advantage of a bond market where yields were materially higher than they had been in many years, providing cushion against rising interest rates. Non-Treasury sectors of the bond market performed well this year as economic growth and employment performed better than many forecasted at the start of the year.
• For the fiscal year ended December 31, 2024, Class R5 shares of the Fund returned 1.38%. For the same time period, the Bloomberg US Mortgage Backed Securities Index returned 1.20%.
What contributed to performance?
Agency mortgage-backed securities (MBS) | During 2024, the agency mortgage market, in which the Fund invested the majority of its assets, performed better than US Treasury securities, given the significant yield advantage enjoyed by agency MBS versus Treasuries. The Fund's positioning in higher coupon agency MBS was a positive contributor.
Non-agency MBS, asset-backed securities (ABS) | Non-agency MBS and ABS performed well this year due to attractive starting yields and relatively strong economic performance in 2024, which caused market participants to bid up these assets relative to US Treasuries.
What detracted from performance?
Commercial mortgage-backed securities (CMBS) | CMBS yield spreads increased relative to Treasuries during the year, due to continued challenges in the commercial property market.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Quality Income Fund (Class R5)	1.38%	(0.47)%	1.10%
Bloomberg US Mortgage Backed Securities Index	1.20%	(0.74)%	0.91%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg US Mortgage Backed Securities Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 530,702,034
Holdings Count | Holding	686
Advisory Fees Paid, Amount	$ 2,415,423
Investment Company Portfolio Turnover	331.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$530,702,034
Total number of portfolio holdings	686
Total advisory fees paid	$2,415,423
Portfolio turnover rate	331%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Uniform Mortgage-Backed Securities, TBA, 6.00%, 01/01/2055	4.24%
Government National Mortgage Association, TBA, 2.50%, 01/01/2055	4.01%
Government National Mortgage Association, TBA, 5.50%, 06/20/2054	3.23%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 01/01/2055	3.18%
Federal Home Loan Mortgage Corp., 2.50%, 10/01/2051	2.72%
Government National Mortgage Association, TBA, 3.00%, 01/01/2055	2.69%
Government National Mortgage Association, TBA, 5.00%, 01/01/2055	2.16%
Federal Home Loan Mortgage Corp., 5.50%, 11/01/2052	2.10%
Federal Home Loan Mortgage Corp., 2.00%, 05/01/2051	2.03%
Federal Home Loan Mortgage Corp., 2.50%, 04/01/2052	1.98%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Uniform Mortgage-Backed Securities, TBA, 6.00%, 01/01/2055	4.24%
Government National Mortgage Association, TBA, 2.50%, 01/01/2055	4.01%
Government National Mortgage Association, TBA, 5.50%, 06/20/2054	3.23%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 01/01/2055	3.18%
Federal Home Loan Mortgage Corp., 2.50%, 10/01/2051	2.72%
Government National Mortgage Association, TBA, 3.00%, 01/01/2055	2.69%
Government National Mortgage Association, TBA, 5.00%, 01/01/2055	2.16%
Federal Home Loan Mortgage Corp., 5.50%, 11/01/2052	2.10%
Federal Home Loan Mortgage Corp., 2.00%, 05/01/2051	2.03%
Federal Home Loan Mortgage Corp., 2.50%, 04/01/2052	1.98%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000188964 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Quality Income Fund
Class Name	Class R6
Trading Symbol	VUSSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Quality Income Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Quality Income Fund (Class R6)	$54	0.54%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• The Fund generated a positive return in 2024, despite longer term Treasury yields increasing by 25 to 75 basis points across the yield curve. This shows the advantage of a bond market where yields were materially higher than they had been in many years, providing cushion against rising interest rates. Non-Treasury sectors of the bond market performed well this year as economic growth and employment performed better than many forecasted at the start of the year.
• For the fiscal year ended December 31, 2024, Class R6 shares of the Fund returned 1.35%. For the same time period, the Bloomberg US Mortgage Backed Securities Index returned 1.20%.
What contributed to performance?
Agency mortgage-backed securities (MBS) | During 2024, the agency mortgage market, in which the Fund invested the majority of its assets, performed better than US Treasury securities, given the significant yield advantage enjoyed by agency MBS versus Treasuries. The Fund's positioning in higher coupon agency MBS was a positive contributor.
Non-agency MBS, asset-backed securities (ABS) | Non-agency MBS and ABS performed well this year due to attractive starting yields and relatively strong economic performance in 2024, which caused market participants to bid up these assets relative to US Treasuries.
What detracted from performance?
Commercial mortgage-backed securities (CMBS) | CMBS yield spreads increased relative to Treasuries during the year, due to continued challenges in the commercial property market.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Quality Income Fund (Class R6)	1.35%	(0.41)%	1.07%
Bloomberg US Mortgage Backed Securities Index	1.20%	(0.74)%	0.91%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg US Mortgage Backed Securities Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 530,702,034
Holdings Count | Holding	686
Advisory Fees Paid, Amount	$ 2,415,423
Investment Company Portfolio Turnover	331.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$530,702,034
Total number of portfolio holdings	686
Total advisory fees paid	$2,415,423
Portfolio turnover rate	331%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Uniform Mortgage-Backed Securities, TBA, 6.00%, 01/01/2055	4.24%
Government National Mortgage Association, TBA, 2.50%, 01/01/2055	4.01%
Government National Mortgage Association, TBA, 5.50%, 06/20/2054	3.23%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 01/01/2055	3.18%
Federal Home Loan Mortgage Corp., 2.50%, 10/01/2051	2.72%
Government National Mortgage Association, TBA, 3.00%, 01/01/2055	2.69%
Government National Mortgage Association, TBA, 5.00%, 01/01/2055	2.16%
Federal Home Loan Mortgage Corp., 5.50%, 11/01/2052	2.10%
Federal Home Loan Mortgage Corp., 2.00%, 05/01/2051	2.03%
Federal Home Loan Mortgage Corp., 2.50%, 04/01/2052	1.98%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Uniform Mortgage-Backed Securities, TBA, 6.00%, 01/01/2055	4.24%
Government National Mortgage Association, TBA, 2.50%, 01/01/2055	4.01%
Government National Mortgage Association, TBA, 5.50%, 06/20/2054	3.23%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 01/01/2055	3.18%
Federal Home Loan Mortgage Corp., 2.50%, 10/01/2051	2.72%
Government National Mortgage Association, TBA, 3.00%, 01/01/2055	2.69%
Government National Mortgage Association, TBA, 5.00%, 01/01/2055	2.16%
Federal Home Loan Mortgage Corp., 5.50%, 11/01/2052	2.10%
Federal Home Loan Mortgage Corp., 2.00%, 05/01/2051	2.03%
Federal Home Loan Mortgage Corp., 2.50%, 04/01/2052	1.98%
* Excluding money market fund holdings, if any.

C000209304 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Active Allocation Fund
Class Name	Class A
Trading Symbol	OAAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Active Allocation Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Active Allocation Fund (Class A)	$48	0.46%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.46%	[16]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, global risk assets outperformed defensive assets driven by a favorable macroeconomic environment, the beginning of a global monetary policy easing cycle and greater clarity with respect to fiscal policy following the conclusion of many major elections globally. These macroeconomic tailwinds supported global equity prices, particularly within the US, as well as the continuation of credit spreads tightening to cycle lows within investment grade, high yield and emerging market debt markets. Given this backdrop, an underweight to equities and overweight to fixed income assets was a headwind to Fund performance, as were certain factor tilts within equities, as well as allocations within fixed income to core and US Treasury bonds.
• For the fiscal year ended December 31, 2024, Class A shares of the Fund, excluding sales charge, returned 9.77%. For the same time period, the Custom Invesco Active Allocation Index returned 14.63%.
What contributed to performance?
Exposure to growth equities and the quality factor | The Fund's exposure to high quality securities (commonly referred to as 'growth' stocks) was rewarded with exposures within both the US large- and mid-cap space, as well as exposure internationally.
Exposure to high yield and floating rate credit | The Fund's exposure to high yield was beneficial as credit spreads continued to tighten, supported by resilient corporate fundamentals and strong investor demand for higher-coupon bond offerings. Floating rate exposure was rewarded as well, with the securities benefiting from an increasing interest rate environment, compared to their fixed-rate peers.
What detracted from performance?
Cyclical factor exposure within equities | Exposure to the small size and value factors was a detractor from Fund performance over the time period, as more defensive equity factors such as quality continued to be in demand led by US megacap technology stocks and strong momentum in investor demand for thematic artificial intelligence stocks.
Exposure to core and US Treasury bonds | The Fund's exposure to core and US Treasury bonds was a headwind, as long and moderate duration, as well as higher-grade fixed income, suffered compared to shorter duration, more credit sensitive counterparts. This was due to interest rates moving higher and the steepening of the yield curve that transpired significantly in the second half of the year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Active Allocation Fund (Class A) —including sales charge	3.75%	4.12%	5.32%
Invesco Active Allocation Fund (Class A) —excluding sales charge	9.77%	5.30%	5.91%
Custom Invesco Active Allocation Index	14.63%	8.34%	7.94%
Bloomberg Global Aggregate USD Hedged Index	3.40%	0.48%	2.01%
MSCI ACWI (Net)	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg Global Aggregate USD Hedged Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,899,296,008
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 1,648,323
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$1,899,296,008
Total number of portfolio holdings	27
Total advisory fees paid	$1,648,323
Portfolio turnover rate	43%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of December 31, 2024) Asset allocation (% of net assets)
C000209302 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Active Allocation Fund
Class Name	Class C
Trading Symbol	OAACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Active Allocation Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Active Allocation Fund (Class C)	$127	1.22%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.22%	[17]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, global risk assets outperformed defensive assets driven by a favorable macroeconomic environment, the beginning of a global monetary policy easing cycle and greater clarity with respect to fiscal policy following the conclusion of many major elections globally. These macroeconomic tailwinds supported global equity prices, particularly within the US, as well as the continuation of credit spreads tightening to cycle lows within investment grade, high yield and emerging market debt markets. Given this backdrop, an underweight to equities and overweight to fixed income assets was a headwind to Fund performance, as were certain factor tilts within equities, as well as allocations within fixed income to core and US Treasury bonds.
• For the fiscal year ended December 31, 2024, Class C shares of the Fund, excluding sales charge, returned 9.00%. For the same time period, the Custom Invesco Active Allocation Index returned 14.63%.
What contributed to performance?
Exposure to growth equities and the quality factor | The Fund's exposure to high quality securities (commonly referred to as 'growth' stocks) was rewarded with exposures within both the US large- and mid-cap space, as well as exposure internationally.
Exposure to high yield and floating rate credit | The Fund's exposure to high yield was beneficial as credit spreads continued to tighten, supported by resilient corporate fundamentals and strong investor demand for higher-coupon bond offerings. Floating rate exposure was rewarded as well, with the securities benefiting from an increasing interest rate environment, compared to their fixed-rate peers.
What detracted from performance?
Cyclical factor exposure within equities | Exposure to the small size and value factors was a detractor from Fund performance over the time period, as more defensive equity factors such as quality continued to be in demand led by US megacap technology stocks and strong momentum in investor demand for thematic artificial intelligence stocks.
Exposure to core and US Treasury bonds | The Fund's exposure to core and US Treasury bonds was a headwind, as long and moderate duration, as well as higher-grade fixed income, suffered compared to shorter duration, more credit sensitive counterparts. This was due to interest rates moving higher and the steepening of the yield curve that transpired significantly in the second half of the year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Active Allocation Fund (Class C) —including sales charge	8.00%	4.51%	5.27%
Invesco Active Allocation Fund (Class C) —excluding sales charge	9.00%	4.51%	5.27%
Custom Invesco Active Allocation Index	14.63%	8.34%	7.94%
Bloomberg Global Aggregate USD Hedged Index	3.40%	0.48%	2.01%
MSCI ACWI (Net)	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg Global Aggregate USD Hedged Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,899,296,008
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 1,648,323
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$1,899,296,008
Total number of portfolio holdings	27
Total advisory fees paid	$1,648,323
Portfolio turnover rate	43%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of December 31, 2024) Asset allocation (% of net assets)
C000209300 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Active Allocation Fund
Class Name	Class R
Trading Symbol	OAANX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Active Allocation Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Active Allocation Fund (Class R)	$75	0.72%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.72%	[18]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, global risk assets outperformed defensive assets driven by a favorable macroeconomic environment, the beginning of a global monetary policy easing cycle and greater clarity with respect to fiscal policy following the conclusion of many major elections globally. These macroeconomic tailwinds supported global equity prices, particularly within the US, as well as the continuation of credit spreads tightening to cycle lows within investment grade, high yield and emerging market debt markets. Given this backdrop, an underweight to equities and overweight to fixed income assets was a headwind to Fund performance, as were certain factor tilts within equities, as well as allocations within fixed income to core and US Treasury bonds.
• For the fiscal year ended December 31, 2024, Class R shares of the Fund returned 9.48%. For the same time period, the Custom Invesco Active Allocation Index returned 14.63%.
What contributed to performance?
Exposure to growth equities and the quality factor | The Fund's exposure to high quality securities (commonly referred to as 'growth' stocks) was rewarded with exposures within both the US large- and mid-cap space, as well as exposure internationally.
Exposure to high yield and floating rate credit | The Fund's exposure to high yield was beneficial as credit spreads continued to tighten, supported by resilient corporate fundamentals and strong investor demand for higher-coupon bond offerings. Floating rate exposure was rewarded as well, with the securities benefiting from an increasing interest rate environment, compared to their fixed-rate peers.
What detracted from performance?
Cyclical factor exposure within equities | Exposure to the small size and value factors was a detractor from Fund performance over the time period, as more defensive equity factors such as quality continued to be in demand led by US megacap technology stocks and strong momentum in investor demand for thematic artificial intelligence stocks.
Exposure to core and US Treasury bonds | The Fund's exposure to core and US Treasury bonds was a headwind, as long and moderate duration, as well as higher-grade fixed income, suffered compared to shorter duration, more credit sensitive counterparts. This was due to interest rates moving higher and the steepening of the yield curve that transpired significantly in the second half of the year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Active Allocation Fund (Class R)	9.48%	5.03%	5.64%
Custom Invesco Active Allocation Index	14.63%	8.34%	7.94%
Bloomberg Global Aggregate USD Hedged Index	3.40%	0.48%	2.01%
MSCI ACWI (Net)	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg Global Aggregate USD Hedged Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,899,296,008
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 1,648,323
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$1,899,296,008
Total number of portfolio holdings	27
Total advisory fees paid	$1,648,323
Portfolio turnover rate	43%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of December 31, 2024) Asset allocation (% of net assets)
C000209298 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Active Allocation Fund
Class Name	Class Y
Trading Symbol	OAAYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Active Allocation Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Active Allocation Fund (Class Y)	$23	0.22%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.22%	[19]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, global risk assets outperformed defensive assets driven by a favorable macroeconomic environment, the beginning of a global monetary policy easing cycle and greater clarity with respect to fiscal policy following the conclusion of many major elections globally. These macroeconomic tailwinds supported global equity prices, particularly within the US, as well as the continuation of credit spreads tightening to cycle lows within investment grade, high yield and emerging market debt markets. Given this backdrop, an underweight to equities and overweight to fixed income assets was a headwind to Fund performance, as were certain factor tilts within equities, as well as allocations within fixed income to core and US Treasury bonds.
• For the fiscal year ended December 31, 2024, Class Y shares of the Fund returned 10.00%. For the same time period, the Custom Invesco Active Allocation Index returned 14.63%.
What contributed to performance?
Exposure to growth equities and the quality factor | The Fund's exposure to high quality securities (commonly referred to as 'growth' stocks) was rewarded with exposures within both the US large- and mid-cap space, as well as exposure internationally.
Exposure to high yield and floating rate credit | The Fund's exposure to high yield was beneficial as credit spreads continued to tighten, supported by resilient corporate fundamentals and strong investor demand for higher-coupon bond offerings. Floating rate exposure was rewarded as well, with the securities benefiting from an increasing interest rate environment, compared to their fixed-rate peers.
What detracted from performance?
Cyclical factor exposure within equities | Exposure to the small size and value factors was a detractor from Fund performance over the time period, as more defensive equity factors such as quality continued to be in demand led by US megacap technology stocks and strong momentum in investor demand for thematic artificial intelligence stocks.
Exposure to core and US Treasury bonds | The Fund's exposure to core and US Treasury bonds was a headwind, as long and moderate duration, as well as higher-grade fixed income, suffered compared to shorter duration, more credit sensitive counterparts. This was due to interest rates moving higher and the steepening of the yield curve that transpired significantly in the second half of the year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Active Allocation Fund (Class Y)	10.00%	5.55%	6.17%
Custom Invesco Active Allocation Index	14.63%	8.34%	7.94%
Bloomberg Global Aggregate USD Hedged Index	3.40%	0.48%	2.01%
MSCI ACWI (Net)	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg Global Aggregate USD Hedged Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,899,296,008
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 1,648,323
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$1,899,296,008
Total number of portfolio holdings	27
Total advisory fees paid	$1,648,323
Portfolio turnover rate	43%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of December 31, 2024) Asset allocation (% of net assets)
C000209296 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Active Allocation Fund
Class Name	Class R5
Trading Symbol	PAAJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Active Allocation Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Active Allocation Fund (Class R5)	$18	0.17%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, global risk assets outperformed defensive assets driven by a favorable macroeconomic environment, the beginning of a global monetary policy easing cycle and greater clarity with respect to fiscal policy following the conclusion of many major elections globally. These macroeconomic tailwinds supported global equity prices, particularly within the US, as well as the continuation of credit spreads tightening to cycle lows within investment grade, high yield and emerging market debt markets. Given this backdrop, an underweight to equities and overweight to fixed income assets was a headwind to Fund performance, as were certain factor tilts within equities, as well as allocations within fixed income to core and US Treasury bonds.
• For the fiscal year ended December 31, 2024, Class R5 shares of the Fund returned 10.05%. For the same time period, the Custom Invesco Active Allocation Index returned 14.63%.
What contributed to performance?
Exposure to growth equities and the quality factor | The Fund's exposure to high quality securities (commonly referred to as 'growth' stocks) was rewarded with exposures within both the US large- and mid-cap space, as well as exposure internationally.
Exposure to high yield and floating rate credit | The Fund's exposure to high yield was beneficial as credit spreads continued to tighten, supported by resilient corporate fundamentals and strong investor demand for higher-coupon bond offerings. Floating rate exposure was rewarded as well, with the securities benefiting from an increasing interest rate environment, compared to their fixed-rate peers.
What detracted from performance?
Cyclical factor exposure within equities | Exposure to the small size and value factors was a detractor from Fund performance over the time period, as more defensive equity factors such as quality continued to be in demand led by US megacap technology stocks and strong momentum in investor demand for thematic artificial intelligence stocks.
Exposure to core and US Treasury bonds | The Fund's exposure to core and US Treasury bonds was a headwind, as long and moderate duration, as well as higher-grade fixed income, suffered compared to shorter duration, more credit sensitive counterparts. This was due to interest rates moving higher and the steepening of the yield curve that transpired significantly in the second half of the year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Active Allocation Fund (Class R5)	10.05%	5.58%	6.07%
Custom Invesco Active Allocation Index	14.63%	8.34%	7.94%
Bloomberg Global Aggregate USD Hedged Index	3.40%	0.48%	2.01%
MSCI ACWI (Net)	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%

Performance Inception Date	May 24, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg Global Aggregate USD Hedged Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,899,296,008
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 1,648,323
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$1,899,296,008
Total number of portfolio holdings	27
Total advisory fees paid	$1,648,323
Portfolio turnover rate	43%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of December 31, 2024) Asset allocation (% of net assets)
Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209309 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Active Allocation Fund
Class Name	Class R6
Trading Symbol	PAAQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Active Allocation Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Active Allocation Fund (Class R6)	$16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, global risk assets outperformed defensive assets driven by a favorable macroeconomic environment, the beginning of a global monetary policy easing cycle and greater clarity with respect to fiscal policy following the conclusion of many major elections globally. These macroeconomic tailwinds supported global equity prices, particularly within the US, as well as the continuation of credit spreads tightening to cycle lows within investment grade, high yield and emerging market debt markets. Given this backdrop, an underweight to equities and overweight to fixed income assets was a headwind to Fund performance, as were certain factor tilts within equities, as well as allocations within fixed income to core and US Treasury bonds.
• For the fiscal year ended December 31, 2024, Class R6 shares of the Fund returned 10.08%. For the same time period, the Custom Invesco Active Allocation Index returned 14.63%.
What contributed to performance?
Exposure to growth equities and the quality factor | The Fund's exposure to high quality securities (commonly referred to as 'growth' stocks) was rewarded with exposures within both the US large- and mid-cap space, as well as exposure internationally.
Exposure to high yield and floating rate credit | The Fund's exposure to high yield was beneficial as credit spreads continued to tighten, supported by resilient corporate fundamentals and strong investor demand for higher-coupon bond offerings. Floating rate exposure was rewarded as well, with the securities benefiting from an increasing interest rate environment, compared to their fixed-rate peers.
What detracted from performance?
Cyclical factor exposure within equities | Exposure to the small size and value factors was a detractor from Fund performance over the time period, as more defensive equity factors such as quality continued to be in demand led by US megacap technology stocks and strong momentum in investor demand for thematic artificial intelligence stocks.
Exposure to core and US Treasury bonds | The Fund's exposure to core and US Treasury bonds was a headwind, as long and moderate duration, as well as higher-grade fixed income, suffered compared to shorter duration, more credit sensitive counterparts. This was due to interest rates moving higher and the steepening of the yield curve that transpired significantly in the second half of the year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Active Allocation Fund (Class R6)	10.08%	5.59%	6.08%
Custom Invesco Active Allocation Index	14.63%	8.34%	7.94%
Bloomberg Global Aggregate USD Hedged Index	3.40%	0.48%	2.01%
MSCI ACWI (Net)	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%

Performance Inception Date	May 24, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg Global Aggregate USD Hedged Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,899,296,008
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 1,648,323
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$1,899,296,008
Total number of portfolio holdings	27
Total advisory fees paid	$1,648,323
Portfolio turnover rate	43%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of December 31, 2024) Asset allocation (% of net assets)
C000209317 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: High Growth Investor Fund
Class Name	Class A
Trading Symbol	OAAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Select Risk: High Growth Investor Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Select Risk: High Growth Investor Fund (Class A)	$40	0.38%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.38%	[20]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, global risk assets outperformed defensive assets driven by a favorable macroeconomic environment, the beginning of a global monetary policy easing cycle and greater clarity with respect to fiscal policy following the conclusion of many major elections globally. These macroeconomic tailwinds supported global equity prices, particularly within the US, as well as the continuation of credit spreads tightening to cycle lows within investment grade, high yield and emerging market debt markets. Given this backdrop, an underweight to equities and overweights to fixed income and alternatives were headwinds to Fund performance, as were factor tilts within equities, as well as allocations within fixed income to core bonds.
• For the fiscal year ended December 31, 2024, Class A shares of the Fund, excluding sales charge, returned 10.68%. For the same time period, the Custom Invesco Select Risk: High Growth Investor Index returned 16.03%.
What contributed to performance?
Manager selection within fixed income | Manager selection within fixed income was a contributor to Fund performance, driven by the Invesco Core Bond Fund, Invesco Core Plus Bond Fund and Invesco Variable Rate Investment Grade ETF.
Exposure to high yield and floating rate credit | The Fund's exposure to high yield was beneficial as credit spreads continued to tighten, supported by resilient corporate fundamentals and strong investor demand for higher-coupon bond offerings. Floating rate exposure was rewarded as well, with the securities benefiting from an increasing interest rate environment, compared to their fixed-rate peers.
What detracted from performance?
Cyclical factor exposure within equities | Exposure to the small size and value factors was a detractor from Fund performance over the time period, as more defensive equity factors such as quality continued to be in demand led by US megacap technology stocks and strong momentum in investor demand for thematic artificial intelligence stocks.
Underweight equities, overweight alternatives and fixed income | The Fund's underweight to equity risk in favor of exposure to alternatives and fixed income was a headwind as equities outperformed. Exposures to alternative asset classes including Invesco Global Real Estate Income Fund and Invesco Macro Allocation Strategy Fund were the most significant detractors.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Select Risk: High Growth Investor Fund (Class A) —including sales charge	4.59%	4.72%	5.99%
Invesco Select Risk: High Growth Investor Fund (Class A) —excluding sales charge	10.68%	5.91%	6.59%
Custom Invesco Select Risk: High Growth Investor Index	16.03%	9.18%	8.58%
Bloomberg Global Aggregate USD Hedged Index	3.40%	0.48%	2.01%
MSCI ACWI (Net)	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg Global Aggregate USD Hedged Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 820,347,041
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$820,347,041
Total number of portfolio holdings	27
Total advisory fees paid	$0
Portfolio turnover rate	41%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of December 31, 2024) Asset allocation (% of net assets)
C000209316 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: High Growth Investor Fund
Class Name	Class C
Trading Symbol	OCAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Select Risk: High Growth Investor Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Select Risk: High Growth Investor Fund (Class C)	$120	1.14%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.14%	[21]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, global risk assets outperformed defensive assets driven by a favorable macroeconomic environment, the beginning of a global monetary policy easing cycle and greater clarity with respect to fiscal policy following the conclusion of many major elections globally. These macroeconomic tailwinds supported global equity prices, particularly within the US, as well as the continuation of credit spreads tightening to cycle lows within investment grade, high yield and emerging market debt markets. Given this backdrop, an underweight to equities and overweights to fixed income and alternatives were headwinds to Fund performance, as were factor tilts within equities, as well as allocations within fixed income to core bonds.
• For the fiscal year ended December 31, 2024, Class C shares of the Fund, excluding sales charge, returned 9.85%. For the same time period, the Custom Invesco Select Risk: High Growth Investor Index returned 16.03%.
What contributed to performance?
Manager selection within fixed income | Manager selection within fixed income was a contributor to Fund performance, driven by the Invesco Core Bond Fund, Invesco Core Plus Bond Fund and Invesco Variable Rate Investment Grade ETF.
Exposure to high yield and floating rate credit | The Fund's exposure to high yield was beneficial as credit spreads continued to tighten, supported by resilient corporate fundamentals and strong investor demand for higher-coupon bond offerings. Floating rate exposure was rewarded as well, with the securities benefiting from an increasing interest rate environment, compared to their fixed-rate peers.
What detracted from performance?
Cyclical factor exposure within equities | Exposure to the small size and value factors was a detractor from Fund performance over the time period, as more defensive equity factors such as quality continued to be in demand led by US megacap technology stocks and strong momentum in investor demand for thematic artificial intelligence stocks.
Underweight equities, overweight alternatives and fixed income | The Fund's underweight to equity risk in favor of exposure to alternatives and fixed income was a headwind as equities outperformed. Exposures to alternative asset classes including Invesco Global Real Estate Income Fund and Invesco Macro Allocation Strategy Fund were the most significant detractors.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Select Risk: High Growth Investor Fund (Class C) —including sales charge	8.85%	5.10%	5.94%
Invesco Select Risk: High Growth Investor Fund (Class C) —excluding sales charge	9.85%	5.10%	5.94%
Custom Invesco Select Risk: High Growth Investor Index	16.03%	9.18%	8.58%
Bloomberg Global Aggregate USD Hedged Index	3.40%	0.48%	2.01%
MSCI ACWI (Net)	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg Global Aggregate USD Hedged Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 820,347,041
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$820,347,041
Total number of portfolio holdings	27
Total advisory fees paid	$0
Portfolio turnover rate	41%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of December 31, 2024) Asset allocation (% of net assets)
C000209315 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: High Growth Investor Fund
Class Name	Class R
Trading Symbol	ONAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Select Risk: High Growth Investor Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Select Risk: High Growth Investor Fund (Class R)	$67	0.64%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.64%	[22]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, global risk assets outperformed defensive assets driven by a favorable macroeconomic environment, the beginning of a global monetary policy easing cycle and greater clarity with respect to fiscal policy following the conclusion of many major elections globally. These macroeconomic tailwinds supported global equity prices, particularly within the US, as well as the continuation of credit spreads tightening to cycle lows within investment grade, high yield and emerging market debt markets. Given this backdrop, an underweight to equities and overweights to fixed income and alternatives were headwinds to Fund performance, as were factor tilts within equities, as well as allocations within fixed income to core bonds.
• For the fiscal year ended December 31, 2024, Class R shares of the Fund returned 10.34%. For the same time period, the Custom Invesco Select Risk: High Growth Investor Index returned 16.03%.
What contributed to performance?
Manager selection within fixed income | Manager selection within fixed income was a contributor to Fund performance, driven by the Invesco Core Bond Fund, Invesco Core Plus Bond Fund and Invesco Variable Rate Investment Grade ETF.
Exposure to high yield and floating rate credit | The Fund's exposure to high yield was beneficial as credit spreads continued to tighten, supported by resilient corporate fundamentals and strong investor demand for higher-coupon bond offerings. Floating rate exposure was rewarded as well, with the securities benefiting from an increasing interest rate environment, compared to their fixed-rate peers.
What detracted from performance?
Cyclical factor exposure within equities | Exposure to the small size and value factors was a detractor from Fund performance over the time period, as more defensive equity factors such as quality continued to be in demand led by US megacap technology stocks and strong momentum in investor demand for thematic artificial intelligence stocks.
Underweight equities, overweight alternatives and fixed income | The Fund's underweight to equity risk in favor of exposure to alternatives and fixed income was a headwind as equities outperformed. Exposures to alternative asset classes including Invesco Global Real Estate Income Fund and Invesco Macro Allocation Strategy Fund were the most significant detractors.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Select Risk: High Growth Investor Fund (Class R)	10.34%	5.62%	6.31%
Custom Invesco Select Risk: High Growth Investor Index	16.03%	9.18%	8.58%
Bloomberg Global Aggregate USD Hedged Index	3.40%	0.48%	2.01%
MSCI ACWI (Net)	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg Global Aggregate USD Hedged Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 820,347,041
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$820,347,041
Total number of portfolio holdings	27
Total advisory fees paid	$0
Portfolio turnover rate	41%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of December 31, 2024) Asset allocation (% of net assets)
C000209314 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: High Growth Investor Fund
Class Name	Class Y
Trading Symbol	OYAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Select Risk: High Growth Investor Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Select Risk: High Growth Investor Fund (Class Y)	$15	0.14%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.14%	[23]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, global risk assets outperformed defensive assets driven by a favorable macroeconomic environment, the beginning of a global monetary policy easing cycle and greater clarity with respect to fiscal policy following the conclusion of many major elections globally. These macroeconomic tailwinds supported global equity prices, particularly within the US, as well as the continuation of credit spreads tightening to cycle lows within investment grade, high yield and emerging market debt markets. Given this backdrop, an underweight to equities and overweights to fixed income and alternatives were headwinds to Fund performance, as were factor tilts within equities, as well as allocations within fixed income to core bonds.
• For the fiscal year ended December 31, 2024, Class Y shares of the Fund returned 10.92%. For the same time period, the Custom Invesco Select Risk: High Growth Investor Index returned 16.03%.
What contributed to performance?
Manager selection within fixed income | Manager selection within fixed income was a contributor to Fund performance, driven by the Invesco Core Bond Fund, Invesco Core Plus Bond Fund and Invesco Variable Rate Investment Grade ETF.
Exposure to high yield and floating rate credit | The Fund's exposure to high yield was beneficial as credit spreads continued to tighten, supported by resilient corporate fundamentals and strong investor demand for higher-coupon bond offerings. Floating rate exposure was rewarded as well, with the securities benefiting from an increasing interest rate environment, compared to their fixed-rate peers.
What detracted from performance?
Cyclical factor exposure within equities | Exposure to the small size and value factors was a detractor from Fund performance over the time period, as more defensive equity factors such as quality continued to be in demand led by US megacap technology stocks and strong momentum in investor demand for thematic artificial intelligence stocks.
Underweight equities, overweight alternatives and fixed income | The Fund's underweight to equity risk in favor of exposure to alternatives and fixed income was a headwind as equities outperformed. Exposures to alternative asset classes including Invesco Global Real Estate Income Fund and Invesco Macro Allocation Strategy Fund were the most significant detractors.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Select Risk: High Growth Investor Fund (Class Y)	10.92%	6.17%	6.85%
Custom Invesco Select Risk: High Growth Investor Index	16.03%	9.18%	8.58%
Bloomberg Global Aggregate USD Hedged Index	3.40%	0.48%	2.01%
MSCI ACWI (Net)	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg Global Aggregate USD Hedged Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 820,347,041
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$820,347,041
Total number of portfolio holdings	27
Total advisory fees paid	$0
Portfolio turnover rate	41%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of December 31, 2024) Asset allocation (% of net assets)
C000209313 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: High Growth Investor Fund
Class Name	Class R5
Trading Symbol	PXQIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Select Risk: High Growth Investor Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Select Risk: High Growth Investor Fund (Class R5)	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, global risk assets outperformed defensive assets driven by a favorable macroeconomic environment, the beginning of a global monetary policy easing cycle and greater clarity with respect to fiscal policy following the conclusion of many major elections globally. These macroeconomic tailwinds supported global equity prices, particularly within the US, as well as the continuation of credit spreads tightening to cycle lows within investment grade, high yield and emerging market debt markets. Given this backdrop, an underweight to equities and overweights to fixed income and alternatives were headwinds to Fund performance, as were factor tilts within equities, as well as allocations within fixed income to core bonds.
• For the fiscal year ended December 31, 2024, Class R5 shares of the Fund returned 11.03%. For the same time period, the Custom Invesco Select Risk: High Growth Investor Index returned 16.03%.
What contributed to performance?
Manager selection within fixed income | Manager selection within fixed income was a contributor to Fund performance, driven by the Invesco Core Bond Fund, Invesco Core Plus Bond Fund and Invesco Variable Rate Investment Grade ETF.
Exposure to high yield and floating rate credit | The Fund's exposure to high yield was beneficial as credit spreads continued to tighten, supported by resilient corporate fundamentals and strong investor demand for higher-coupon bond offerings. Floating rate exposure was rewarded as well, with the securities benefiting from an increasing interest rate environment, compared to their fixed-rate peers.
What detracted from performance?
Cyclical factor exposure within equities | Exposure to the small size and value factors was a detractor from Fund performance over the time period, as more defensive equity factors such as quality continued to be in demand led by US megacap technology stocks and strong momentum in investor demand for thematic artificial intelligence stocks.
Underweight equities, overweight alternatives and fixed income | The Fund's underweight to equity risk in favor of exposure to alternatives and fixed income was a headwind as equities outperformed. Exposures to alternative asset classes including Invesco Global Real Estate Income Fund and Invesco Macro Allocation Strategy Fund were the most significant detractors.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Select Risk: High Growth Investor Fund (Class R5)	11.03%	6.25%	6.78%
Custom Invesco Select Risk: High Growth Investor Index	16.03%	9.18%	8.58%
Bloomberg Global Aggregate USD Hedged Index	3.40%	0.48%	2.01%
MSCI ACWI (Net)	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%

Performance Inception Date	May 24, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg Global Aggregate USD Hedged Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 820,347,041
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$820,347,041
Total number of portfolio holdings	27
Total advisory fees paid	$0
Portfolio turnover rate	41%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of December 31, 2024) Asset allocation (% of net assets)
Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209311 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: High Growth Investor Fund
Class Name	Class R6
Trading Symbol	PXGGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Select Risk: High Growth Investor Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Select Risk: High Growth Investor Fund (Class R6)	$6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, global risk assets outperformed defensive assets driven by a favorable macroeconomic environment, the beginning of a global monetary policy easing cycle and greater clarity with respect to fiscal policy following the conclusion of many major elections globally. These macroeconomic tailwinds supported global equity prices, particularly within the US, as well as the continuation of credit spreads tightening to cycle lows within investment grade, high yield and emerging market debt markets. Given this backdrop, an underweight to equities and overweights to fixed income and alternatives were headwinds to Fund performance, as were factor tilts within equities, as well as allocations within fixed income to core bonds.
• For the fiscal year ended December 31, 2024, Class R6 shares of the Fund returned 11.05%. For the same time period, the Custom Invesco Select Risk: High Growth Investor Index returned 16.03%.
What contributed to performance?
Manager selection within fixed income | Manager selection within fixed income was a contributor to Fund performance, driven by the Invesco Core Bond Fund, Invesco Core Plus Bond Fund and Invesco Variable Rate Investment Grade ETF.
Exposure to high yield and floating rate credit | The Fund's exposure to high yield was beneficial as credit spreads continued to tighten, supported by resilient corporate fundamentals and strong investor demand for higher-coupon bond offerings. Floating rate exposure was rewarded as well, with the securities benefiting from an increasing interest rate environment, compared to their fixed-rate peers.
What detracted from performance?
Cyclical factor exposure within equities | Exposure to the small size and value factors was a detractor from Fund performance over the time period, as more defensive equity factors such as quality continued to be in demand led by US megacap technology stocks and strong momentum in investor demand for thematic artificial intelligence stocks.
Underweight equities, overweight alternatives and fixed income | The Fund's underweight to equity risk in favor of exposure to alternatives and fixed income was a headwind as equities outperformed. Exposures to alternative asset classes including Invesco Global Real Estate Income Fund and Invesco Macro Allocation Strategy Fund were the most significant detractors.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Select Risk: High Growth Investor Fund (Class R6)	11.05%	6.25%	6.79%
Custom Invesco Select Risk: High Growth Investor Index	16.03%	9.18%	8.58%
Bloomberg Global Aggregate USD Hedged Index	3.40%	0.48%	2.01%
MSCI ACWI (Net)	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%

Performance Inception Date	May 24, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg Global Aggregate USD Hedged Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 820,347,041
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$820,347,041
Total number of portfolio holdings	27
Total advisory fees paid	$0
Portfolio turnover rate	41%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of December 31, 2024) Asset allocation (% of net assets)
C000209323 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: Conservative Investor Fund
Class Name	Class A
Trading Symbol	OACIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Select Risk: Conservative Investor Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Select Risk: Conservative Investor Fund (Class A)	$43	0.42%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%	[24]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, global risk assets outperformed defensive assets driven by a favorable macroeconomic environment, the beginning of a global monetary policy easing cycle and greater clarity with respect to fiscal policy following the conclusion of many major elections globally. These macroeconomic tailwinds supported global equity prices, particularly within the US, as well as the continuation of credit spreads tightening to cycle lows within investment grade, high yield and emerging market debt markets. Given this backdrop, an underweight to equities was a headwind to Fund performance, as were factor tilts within equities, as well as allocations within fixed income to core and US Treasury bonds.
• For the fiscal year ended December 31, 2024, Class A shares of the Fund, excluding sales charge, returned 4.41%. For the same time period, the Custom Invesco Select Risk: Conservative Investor Index returned 6.17%.
What contributed to performance?
Manager selection within fixed income | Manager selection within fixed income was a contributor to Fund performance, driven by the Invesco Core Bond Fund, Invesco Core Plus Bond Fund and Invesco Variable Rate Investment Grade ETF.
Exposure to high yield and floating rate credit | The Fund's exposure to high yield was beneficial as credit spreads continued to tighten, supported by resilient corporate fundamentals and strong investor demand for higher-coupon bond offerings. Floating rate exposure was rewarded as well, with the securities benefiting from an increasing interest rate environment, compared to their fixed-rate peers.
What detracted from performance?
Cyclical factor exposure within equities | Exposure to the small size and value factors was a detractor from Fund performance over the time period, as more defensive equity factors such as quality continued to be in demand led by US megacap technology stocks and strong momentum in investor demand for thematic artificial intelligence stocks.
Exposure to core and US Treasury bonds | The Fund's exposure to core and US Treasury bonds was a headwind, as long and moderate duration, as well as higher-grade fixed income, suffered compared to shorter duration, more credit sensitive counterparts. This was due to interest rates moving higher and the steepening of the yield curve that transpired significantly in the second half of the year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Select Risk: Conservative Investor Fund (Class A) —including sales charge	(1.29)%	0.05%	2.03%
Invesco Select Risk: Conservative Investor Fund (Class A) —excluding sales charge	4.41%	1.19%	2.61%
Custom Invesco Select Risk: Conservative Investor Index	6.17%	2.57%	3.60%
Bloomberg Global Aggregate USD Hedged Index	3.40%	0.48%	2.01%
MSCI ACWI (Net)	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg Global Aggregate USD Hedged Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 362,862,940
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$362,862,940
Total number of portfolio holdings	25
Total advisory fees paid	$0
Portfolio turnover rate	51%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of December 31, 2024) Asset allocation (% of net assets)
C000209322 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: Conservative Investor Fund
Class Name	Class C
Trading Symbol	OCCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Select Risk: Conservative Investor Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Select Risk: Conservative Investor Fund (Class C)	$120	1.18%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.18%	[25]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, global risk assets outperformed defensive assets driven by a favorable macroeconomic environment, the beginning of a global monetary policy easing cycle and greater clarity with respect to fiscal policy following the conclusion of many major elections globally. These macroeconomic tailwinds supported global equity prices, particularly within the US, as well as the continuation of credit spreads tightening to cycle lows within investment grade, high yield and emerging market debt markets. Given this backdrop, an underweight to equities was a headwind to Fund performance, as were factor tilts within equities, as well as allocations within fixed income to core and US Treasury bonds.
• For the fiscal year ended December 31, 2024, Class C shares of the Fund, excluding sales charge, returned 3.57%. For the same time period, the Custom Invesco Select Risk: Conservative Investor Index returned 6.17%.
What contributed to performance?
Manager selection within fixed income | Manager selection within fixed income was a contributor to Fund performance, driven by the Invesco Core Bond Fund, Invesco Core Plus Bond Fund and Invesco Variable Rate Investment Grade ETF.
Exposure to high yield and floating rate credit | The Fund's exposure to high yield was beneficial as credit spreads continued to tighten, supported by resilient corporate fundamentals and strong investor demand for higher-coupon bond offerings. Floating rate exposure was rewarded as well, with the securities benefiting from an increasing interest rate environment, compared to their fixed-rate peers.
What detracted from performance?
Cyclical factor exposure within equities | Exposure to the small size and value factors was a detractor from Fund performance over the time period, as more defensive equity factors such as quality continued to be in demand led by US megacap technology stocks and strong momentum in investor demand for thematic artificial intelligence stocks.
Exposure to core and US Treasury bonds | The Fund's exposure to core and US Treasury bonds was a headwind, as long and moderate duration, as well as higher-grade fixed income, suffered compared to shorter duration, more credit sensitive counterparts. This was due to interest rates moving higher and the steepening of the yield curve that transpired significantly in the second half of the year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Select Risk: Conservative Investor Fund (Class C) —including sales charge	2.57%	0.44%	1.99%
Invesco Select Risk: Conservative Investor Fund (Class C) —excluding sales charge	3.57%	0.44%	1.99%
Custom Invesco Select Risk: Conservative Investor Index	6.17%	2.57%	3.60%
Bloomberg Global Aggregate USD Hedged Index	3.40%	0.48%	2.01%
MSCI ACWI (Net)	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg Global Aggregate USD Hedged Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 362,862,940
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$362,862,940
Total number of portfolio holdings	25
Total advisory fees paid	$0
Portfolio turnover rate	51%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of December 31, 2024) Asset allocation (% of net assets)
C000209321 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: Conservative Investor Fund
Class Name	Class R
Trading Symbol	ONCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Select Risk: Conservative Investor Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Select Risk: Conservative Investor Fund (Class R)	$69	0.68%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.68%	[26]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, global risk assets outperformed defensive assets driven by a favorable macroeconomic environment, the beginning of a global monetary policy easing cycle and greater clarity with respect to fiscal policy following the conclusion of many major elections globally. These macroeconomic tailwinds supported global equity prices, particularly within the US, as well as the continuation of credit spreads tightening to cycle lows within investment grade, high yield and emerging market debt markets. Given this backdrop, an underweight to equities was a headwind to Fund performance, as were factor tilts within equities, as well as allocations within fixed income to core and US Treasury bonds.
• For the fiscal year ended December 31, 2024, Class R shares of the Fund returned 4.00%. For the same time period, the Custom Invesco Select Risk: Conservative Investor Index returned 6.17%.
What contributed to performance?
Manager selection within fixed income | Manager selection within fixed income was a contributor to Fund performance, driven by the Invesco Core Bond Fund, Invesco Core Plus Bond Fund and Invesco Variable Rate Investment Grade ETF.
Exposure to high yield and floating rate credit | The Fund's exposure to high yield was beneficial as credit spreads continued to tighten, supported by resilient corporate fundamentals and strong investor demand for higher-coupon bond offerings. Floating rate exposure was rewarded as well, with the securities benefiting from an increasing interest rate environment, compared to their fixed-rate peers.
What detracted from performance?
Cyclical factor exposure within equities | Exposure to the small size and value factors was a detractor from Fund performance over the time period, as more defensive equity factors such as quality continued to be in demand led by US megacap technology stocks and strong momentum in investor demand for thematic artificial intelligence stocks.
Exposure to core and US Treasury bonds | The Fund's exposure to core and US Treasury bonds was a headwind, as long and moderate duration, as well as higher-grade fixed income, suffered compared to shorter duration, more credit sensitive counterparts. This was due to interest rates moving higher and the steepening of the yield curve that transpired significantly in the second half of the year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Select Risk: Conservative Investor Fund (Class R)	4.00%	0.92%	2.35%
Custom Invesco Select Risk: Conservative Investor Index	6.17%	2.57%	3.60%
Bloomberg Global Aggregate USD Hedged Index	3.40%	0.48%	2.01%
MSCI ACWI (Net)	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg Global Aggregate USD Hedged Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 362,862,940
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$362,862,940
Total number of portfolio holdings	25
Total advisory fees paid	$0
Portfolio turnover rate	51%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of December 31, 2024) Asset allocation (% of net assets)
C000209320 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: Conservative Investor Fund
Class Name	Class Y
Trading Symbol	OYCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Select Risk: Conservative Investor Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Select Risk: Conservative Investor Fund (Class Y)	$18	0.18%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%	[27]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, global risk assets outperformed defensive assets driven by a favorable macroeconomic environment, the beginning of a global monetary policy easing cycle and greater clarity with respect to fiscal policy following the conclusion of many major elections globally. These macroeconomic tailwinds supported global equity prices, particularly within the US, as well as the continuation of credit spreads tightening to cycle lows within investment grade, high yield and emerging market debt markets. Given this backdrop, an underweight to equities was a headwind to Fund performance, as were factor tilts within equities, as well as allocations within fixed income to core and US Treasury bonds.
• For the fiscal year ended December 31, 2024, Class Y shares of the Fund returned 4.64%. For the same time period, the Custom Invesco Select Risk: Conservative Investor Index returned 6.17%.
What contributed to performance?
Manager selection within fixed income | Manager selection within fixed income was a contributor to Fund performance, driven by the Invesco Core Bond Fund, Invesco Core Plus Bond Fund and Invesco Variable Rate Investment Grade ETF.
Exposure to high yield and floating rate credit | The Fund's exposure to high yield was beneficial as credit spreads continued to tighten, supported by resilient corporate fundamentals and strong investor demand for higher-coupon bond offerings. Floating rate exposure was rewarded as well, with the securities benefiting from an increasing interest rate environment, compared to their fixed-rate peers.
What detracted from performance?
Cyclical factor exposure within equities | Exposure to the small size and value factors was a detractor from Fund performance over the time period, as more defensive equity factors such as quality continued to be in demand led by US megacap technology stocks and strong momentum in investor demand for thematic artificial intelligence stocks.
Exposure to core and US Treasury bonds | The Fund's exposure to core and US Treasury bonds was a headwind, as long and moderate duration, as well as higher-grade fixed income, suffered compared to shorter duration, more credit sensitive counterparts. This was due to interest rates moving higher and the steepening of the yield curve that transpired significantly in the second half of the year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Select Risk: Conservative Investor Fund (Class Y)	4.64%	1.45%	2.86%
Custom Invesco Select Risk: Conservative Investor Index	6.17%	2.57%	3.60%
Bloomberg Global Aggregate USD Hedged Index	3.40%	0.48%	2.01%
MSCI ACWI (Net)	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg Global Aggregate USD Hedged Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 362,862,940
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$362,862,940
Total number of portfolio holdings	25
Total advisory fees paid	$0
Portfolio turnover rate	51%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of December 31, 2024) Asset allocation (% of net assets)
C000209319 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: Conservative Investor Fund
Class Name	Class R5
Trading Symbol	PXCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Select Risk: Conservative Investor Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Select Risk: Conservative Investor Fund (Class R5)	$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, global risk assets outperformed defensive assets driven by a favorable macroeconomic environment, the beginning of a global monetary policy easing cycle and greater clarity with respect to fiscal policy following the conclusion of many major elections globally. These macroeconomic tailwinds supported global equity prices, particularly within the US, as well as the continuation of credit spreads tightening to cycle lows within investment grade, high yield and emerging market debt markets. Given this backdrop, an underweight to equities was a headwind to Fund performance, as were factor tilts within equities, as well as allocations within fixed income to core and US Treasury bonds.
• For the fiscal year ended December 31, 2024, Class R5 shares of the Fund returned 4.62%. For the same time period, the Custom Invesco Select Risk: Conservative Investor Index returned 6.17%.
What contributed to performance?
Manager selection within fixed income | Manager selection within fixed income was a contributor to Fund performance, driven by the Invesco Core Bond Fund, Invesco Core Plus Bond Fund and Invesco Variable Rate Investment Grade ETF.
Exposure to high yield and floating rate credit | The Fund's exposure to high yield was beneficial as credit spreads continued to tighten, supported by resilient corporate fundamentals and strong investor demand for higher-coupon bond offerings. Floating rate exposure was rewarded as well, with the securities benefiting from an increasing interest rate environment, compared to their fixed-rate peers.
What detracted from performance?
Cyclical factor exposure within equities | Exposure to the small size and value factors was a detractor from Fund performance over the time period, as more defensive equity factors such as quality continued to be in demand led by US megacap technology stocks and strong momentum in investor demand for thematic artificial intelligence stocks.
Exposure to core and US Treasury bonds | The Fund's exposure to core and US Treasury bonds was a headwind, as long and moderate duration, as well as higher-grade fixed income, suffered compared to shorter duration, more credit sensitive counterparts. This was due to interest rates moving higher and the steepening of the yield curve that transpired significantly in the second half of the year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Select Risk: Conservative Investor Fund (Class R5)	4.62%	1.50%	2.79%
Custom Invesco Select Risk: Conservative Investor Index	6.17%	2.57%	3.60%
Bloomberg Global Aggregate USD Hedged Index	3.40%	0.48%	2.01%
MSCI ACWI (Net)	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%

Performance Inception Date	May 24, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg Global Aggregate USD Hedged Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 362,862,940
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$362,862,940
Total number of portfolio holdings	25
Total advisory fees paid	$0
Portfolio turnover rate	51%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of December 31, 2024) Asset allocation (% of net assets)
Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209318 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: Conservative Investor Fund
Class Name	Class R6
Trading Symbol	PXCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Select Risk: Conservative Investor Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Select Risk: Conservative Investor Fund (Class R6)	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, global risk assets outperformed defensive assets driven by a favorable macroeconomic environment, the beginning of a global monetary policy easing cycle and greater clarity with respect to fiscal policy following the conclusion of many major elections globally. These macroeconomic tailwinds supported global equity prices, particularly within the US, as well as the continuation of credit spreads tightening to cycle lows within investment grade, high yield and emerging market debt markets. Given this backdrop, an underweight to equities was a headwind to Fund performance, as were factor tilts within equities, as well as allocations within fixed income to core and US Treasury bonds.
• For the fiscal year ended December 31, 2024, Class R6 shares of the Fund returned 4.65%. For the same time period, the Custom Invesco Select Risk: Conservative Investor Index returned 6.17%.
What contributed to performance?
Manager selection within fixed income | Manager selection within fixed income was a contributor to Fund performance, driven by the Invesco Core Bond Fund, Invesco Core Plus Bond Fund and Invesco Variable Rate Investment Grade ETF.
Exposure to high yield and floating rate credit | The Fund's exposure to high yield was beneficial as credit spreads continued to tighten, supported by resilient corporate fundamentals and strong investor demand for higher-coupon bond offerings. Floating rate exposure was rewarded as well, with the securities benefiting from an increasing interest rate environment, compared to their fixed-rate peers.
What detracted from performance?
Cyclical factor exposure within equities | Exposure to the small size and value factors was a detractor from Fund performance over the time period, as more defensive equity factors such as quality continued to be in demand led by US megacap technology stocks and strong momentum in investor demand for thematic artificial intelligence stocks.
Exposure to core and US Treasury bonds | The Fund's exposure to core and US Treasury bonds was a headwind, as long and moderate duration, as well as higher-grade fixed income, suffered compared to shorter duration, more credit sensitive counterparts. This was due to interest rates moving higher and the steepening of the yield curve that transpired significantly in the second half of the year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Select Risk: Conservative Investor Fund (Class R6)	4.65%	1.50%	2.79%
Custom Invesco Select Risk: Conservative Investor Index	6.17%	2.57%	3.60%
Bloomberg Global Aggregate USD Hedged Index	3.40%	0.48%	2.01%
MSCI ACWI (Net)	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%

Performance Inception Date	May 24, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg Global Aggregate USD Hedged Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 362,862,940
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$362,862,940
Total number of portfolio holdings	25
Total advisory fees paid	$0
Portfolio turnover rate	51%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of December 31, 2024) Asset allocation (% of net assets)
C000209329 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: Moderate Investor Fund
Class Name	Class A
Trading Symbol	OAMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Select Risk: Moderate Investor Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Select Risk: Moderate Investor Fund (Class A)	$37	0.36%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%	[28]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, global risk assets outperformed defensive assets driven by a favorable macroeconomic environment, the beginning of a global monetary policy easing cycle and greater clarity with respect to fiscal policy following the conclusion of many major elections globally. These macroeconomic tailwinds supported global equity prices, particularly within the US, as well as the continuation of credit spreads tightening to cycle lows within investment grade, high yield and emerging market debt markets. Given this backdrop, an underweight to equities was a headwind to Fund performance, as were factor tilts within equities, as well as allocations within fixed income to core and US Treasury bonds.
• For the fiscal year ended December 31, 2024, Class A shares of the Fund, excluding sales charge, returned 8.21%. For the same time period, the Custom Invesco Select Risk: Moderate Investor Index returned 11.78%.
What contributed to performance?
Manager selection within fixed income | Manager selection within fixed income was a contributor to Fund performance, driven by the Invesco Core Bond Fund, Invesco Core Plus Bond Fund and Invesco Variable Rate Investment Grade ETF.
Exposure to high yield and floating rate credit | The Fund's exposure to high yield was beneficial as credit spreads continued to tighten, supported by resilient corporate fundamentals and strong investor demand for higher-coupon bond offerings. Floating rate exposure was rewarded as well, with the securities benefiting from an increasing interest rate environment, compared to their fixed-rate peers.
What detracted from performance?
Cyclical factor exposure within equities | Exposure to the small size and value factors was a detractor from Fund performance over the time period, as more defensive equity factors such as quality continued to be in demand led by US megacap technology stocks and strong momentum in investor demand for thematic artificial intelligence stocks.
Exposure to core and US Treasury bonds | The Fund's exposure to core and US Treasury bonds was a headwind, as long and moderate duration, as well as higher-grade fixed income, suffered compared to shorter duration, more credit sensitive counterparts. This was due to interest rates moving higher and the steepening of the yield curve that transpired significantly in the second half of the year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Select Risk: Moderate Investor Fund (Class A) —including sales charge	2.25%	3.03%	4.43%
Invesco Select Risk: Moderate Investor Fund (Class A) —excluding sales charge	8.21%	4.21%	5.02%
Custom Invesco Select Risk: Moderate Investor Index	11.78%	6.51%	6.57%
Bloomberg Global Aggregate USD Hedged Index	3.40%	0.48%	2.01%
MSCI ACWI (Net)	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg Global Aggregate USD Hedged Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,790,439,701
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$1,790,439,701
Total number of portfolio holdings	27
Total advisory fees paid	$0
Portfolio turnover rate	42%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of December 31, 2024) Asset allocation (% of net assets)
C000209324 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: Moderate Investor Fund
Class Name	Class C
Trading Symbol	OCMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Select Risk: Moderate Investor Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Select Risk: Moderate Investor Fund (Class C)	$116	1.12%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.12%	[29]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, global risk assets outperformed defensive assets driven by a favorable macroeconomic environment, the beginning of a global monetary policy easing cycle and greater clarity with respect to fiscal policy following the conclusion of many major elections globally. These macroeconomic tailwinds supported global equity prices, particularly within the US, as well as the continuation of credit spreads tightening to cycle lows within investment grade, high yield and emerging market debt markets. Given this backdrop, an underweight to equities was a headwind to Fund performance, as were factor tilts within equities, as well as allocations within fixed income to core and US Treasury bonds.
• For the fiscal year ended December 31, 2024, Class C shares of the Fund, excluding sales charge, returned 7.46%. For the same time period, the Custom Invesco Select Risk: Moderate Investor Index returned 11.78%.
What contributed to performance?
Manager selection within fixed income | Manager selection within fixed income was a contributor to Fund performance, driven by the Invesco Core Bond Fund, Invesco Core Plus Bond Fund and Invesco Variable Rate Investment Grade ETF.
Exposure to high yield and floating rate credit | The Fund's exposure to high yield was beneficial as credit spreads continued to tighten, supported by resilient corporate fundamentals and strong investor demand for higher-coupon bond offerings. Floating rate exposure was rewarded as well, with the securities benefiting from an increasing interest rate environment, compared to their fixed-rate peers.
What detracted from performance?
Cyclical factor exposure within equities | Exposure to the small size and value factors was a detractor from Fund performance over the time period, as more defensive equity factors such as quality continued to be in demand led by US megacap technology stocks and strong momentum in investor demand for thematic artificial intelligence stocks.
Exposure to core and US Treasury bonds | The Fund's exposure to core and US Treasury bonds was a headwind, as long and moderate duration, as well as higher-grade fixed income, suffered compared to shorter duration, more credit sensitive counterparts. This was due to interest rates moving higher and the steepening of the yield curve that transpired significantly in the second half of the year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Select Risk: Moderate Investor Fund (Class C) —including sales charge	6.46%	3.40%	4.39%
Invesco Select Risk: Moderate Investor Fund (Class C) —excluding sales charge	7.46%	3.40%	4.39%
Custom Invesco Select Risk: Moderate Investor Index	11.78%	6.51%	6.57%
Bloomberg Global Aggregate USD Hedged Index	3.40%	0.48%	2.01%
MSCI ACWI (Net)	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg Global Aggregate USD Hedged Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,790,439,701
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$1,790,439,701
Total number of portfolio holdings	27
Total advisory fees paid	$0
Portfolio turnover rate	42%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of December 31, 2024) Asset allocation (% of net assets)
C000209328 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: Moderate Investor Fund
Class Name	Class R
Trading Symbol	ONMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Select Risk: Moderate Investor Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Select Risk: Moderate Investor Fund (Class R)	$64	0.62%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.62%	[30]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, global risk assets outperformed defensive assets driven by a favorable macroeconomic environment, the beginning of a global monetary policy easing cycle and greater clarity with respect to fiscal policy following the conclusion of many major elections globally. These macroeconomic tailwinds supported global equity prices, particularly within the US, as well as the continuation of credit spreads tightening to cycle lows within investment grade, high yield and emerging market debt markets. Given this backdrop, an underweight to equities was a headwind to Fund performance, as were factor tilts within equities, as well as allocations within fixed income to core and US Treasury bonds.
• For the fiscal year ended December 31, 2024, Class R shares of the Fund returned 8.01%. For the same time period, the Custom Invesco Select Risk: Moderate Investor Index returned 11.78%.
What contributed to performance?
Manager selection within fixed income | Manager selection within fixed income was a contributor to Fund performance, driven by the Invesco Core Bond Fund, Invesco Core Plus Bond Fund and Invesco Variable Rate Investment Grade ETF.
Exposure to high yield and floating rate credit | The Fund's exposure to high yield was beneficial as credit spreads continued to tighten, supported by resilient corporate fundamentals and strong investor demand for higher-coupon bond offerings. Floating rate exposure was rewarded as well, with the securities benefiting from an increasing interest rate environment, compared to their fixed-rate peers.
What detracted from performance?
Cyclical factor exposure within equities | Exposure to the small size and value factors was a detractor from Fund performance over the time period, as more defensive equity factors such as quality continued to be in demand led by US megacap technology stocks and strong momentum in investor demand for thematic artificial intelligence stocks.
Exposure to core and US Treasury bonds | The Fund's exposure to core and US Treasury bonds was a headwind, as long and moderate duration, as well as higher-grade fixed income, suffered compared to shorter duration, more credit sensitive counterparts. This was due to interest rates moving higher and the steepening of the yield curve that transpired significantly in the second half of the year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Select Risk: Moderate Investor Fund (Class R)	8.01%	3.93%	4.75%
Custom Invesco Select Risk: Moderate Investor Index	11.78%	6.51%	6.57%
Bloomberg Global Aggregate USD Hedged Index	3.40%	0.48%	2.01%
MSCI ACWI (Net)	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg Global Aggregate USD Hedged Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,790,439,701
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$1,790,439,701
Total number of portfolio holdings	27
Total advisory fees paid	$0
Portfolio turnover rate	42%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of December 31, 2024) Asset allocation (% of net assets)
C000216604 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: Moderate Investor Fund
Class Name	Class S
Trading Symbol	PXMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Select Risk: Moderate Investor Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Select Risk: Moderate Investor Fund (Class S)	$28	0.27%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.27%	[31]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, global risk assets outperformed defensive assets driven by a favorable macroeconomic environment, the beginning of a global monetary policy easing cycle and greater clarity with respect to fiscal policy following the conclusion of many major elections globally. These macroeconomic tailwinds supported global equity prices, particularly within the US, as well as the continuation of credit spreads tightening to cycle lows within investment grade, high yield and emerging market debt markets. Given this backdrop, an underweight to equities was a headwind to Fund performance, as were factor tilts within equities, as well as allocations within fixed income to core and US Treasury bonds.
• For the fiscal year ended December 31, 2024, Class S shares of the Fund returned 8.41%. For the same time period, the Custom Invesco Select Risk: Moderate Investor Index returned 11.78%.
What contributed to performance?
Manager selection within fixed income | Manager selection within fixed income was a contributor to Fund performance, driven by the Invesco Core Bond Fund, Invesco Core Plus Bond Fund and Invesco Variable Rate Investment Grade ETF.
Exposure to high yield and floating rate credit | The Fund's exposure to high yield was beneficial as credit spreads continued to tighten, supported by resilient corporate fundamentals and strong investor demand for higher-coupon bond offerings. Floating rate exposure was rewarded as well, with the securities benefiting from an increasing interest rate environment, compared to their fixed-rate peers.
What detracted from performance?
Cyclical factor exposure within equities | Exposure to the small size and value factors was a detractor from Fund performance over the time period, as more defensive equity factors such as quality continued to be in demand led by US megacap technology stocks and strong momentum in investor demand for thematic artificial intelligence stocks.
Exposure to core and US Treasury bonds | The Fund's exposure to core and US Treasury bonds was a headwind, as long and moderate duration, as well as higher-grade fixed income, suffered compared to shorter duration, more credit sensitive counterparts. This was due to interest rates moving higher and the steepening of the yield curve that transpired significantly in the second half of the year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Select Risk: Moderate Investor Fund (Class S)	8.41%	4.31%	5.07%
Custom Invesco Select Risk: Moderate Investor Index	11.78%	6.51%	6.57%
Bloomberg Global Aggregate USD Hedged Index	3.40%	0.48%	2.01%
MSCI ACWI (Net)	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%

Performance Inception Date	May 15, 2020
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg Global Aggregate USD Hedged Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,790,439,701
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$1,790,439,701
Total number of portfolio holdings	27
Total advisory fees paid	$0
Portfolio turnover rate	42%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of December 31, 2024) Asset allocation (% of net assets)
C000209327 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: Moderate Investor Fund
Class Name	Class Y
Trading Symbol	OYMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Select Risk: Moderate Investor Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Select Risk: Moderate Investor Fund (Class Y)	$13	0.12%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%	[32]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, global risk assets outperformed defensive assets driven by a favorable macroeconomic environment, the beginning of a global monetary policy easing cycle and greater clarity with respect to fiscal policy following the conclusion of many major elections globally. These macroeconomic tailwinds supported global equity prices, particularly within the US, as well as the continuation of credit spreads tightening to cycle lows within investment grade, high yield and emerging market debt markets. Given this backdrop, an underweight to equities was a headwind to Fund performance, as were factor tilts within equities, as well as allocations within fixed income to core and US Treasury bonds.
• For the fiscal year ended December 31, 2024, Class Y shares of the Fund returned 8.50%. For the same time period, the Custom Invesco Select Risk: Moderate Investor Index returned 11.78%.
What contributed to performance?
Manager selection within fixed income | Manager selection within fixed income was a contributor to Fund performance, driven by the Invesco Core Bond Fund, Invesco Core Plus Bond Fund and Invesco Variable Rate Investment Grade ETF.
Exposure to high yield and floating rate credit | The Fund's exposure to high yield was beneficial as credit spreads continued to tighten, supported by resilient corporate fundamentals and strong investor demand for higher-coupon bond offerings. Floating rate exposure was rewarded as well, with the securities benefiting from an increasing interest rate environment, compared to their fixed-rate peers.
What detracted from performance?
Cyclical factor exposure within equities | Exposure to the small size and value factors was a detractor from Fund performance over the time period, as more defensive equity factors such as quality continued to be in demand led by US megacap technology stocks and strong momentum in investor demand for thematic artificial intelligence stocks.
Exposure to core and US Treasury bonds | The Fund's exposure to core and US Treasury bonds was a headwind, as long and moderate duration, as well as higher-grade fixed income, suffered compared to shorter duration, more credit sensitive counterparts. This was due to interest rates moving higher and the steepening of the yield curve that transpired significantly in the second half of the year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Select Risk: Moderate Investor Fund (Class Y)	8.50%	4.47%	5.28%
Custom Invesco Select Risk: Moderate Investor Index	11.78%	6.51%	6.57%
Bloomberg Global Aggregate USD Hedged Index	3.40%	0.48%	2.01%
MSCI ACWI (Net)	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg Global Aggregate USD Hedged Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,790,439,701
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$1,790,439,701
Total number of portfolio holdings	27
Total advisory fees paid	$0
Portfolio turnover rate	42%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of December 31, 2024) Asset allocation (% of net assets)
C000209326 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: Moderate Investor Fund
Class Name	Class R5
Trading Symbol	PXMQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Select Risk: Moderate Investor Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Select Risk: Moderate Investor Fund (Class R5)	$13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, global risk assets outperformed defensive assets driven by a favorable macroeconomic environment, the beginning of a global monetary policy easing cycle and greater clarity with respect to fiscal policy following the conclusion of many major elections globally. These macroeconomic tailwinds supported global equity prices, particularly within the US, as well as the continuation of credit spreads tightening to cycle lows within investment grade, high yield and emerging market debt markets. Given this backdrop, an underweight to equities was a headwind to Fund performance, as were factor tilts within equities, as well as allocations within fixed income to core and US Treasury bonds.
• For the fiscal year ended December 31, 2024, Class R5 shares of the Fund returned 8.58%. For the same time period, the Custom Invesco Select Risk: Moderate Investor Index returned 11.78%.
What contributed to performance?
Manager selection within fixed income | Manager selection within fixed income was a contributor to Fund performance, driven by the Invesco Core Bond Fund, Invesco Core Plus Bond Fund and Invesco Variable Rate Investment Grade ETF.
Exposure to high yield and floating rate credit | The Fund's exposure to high yield was beneficial as credit spreads continued to tighten, supported by resilient corporate fundamentals and strong investor demand for higher-coupon bond offerings. Floating rate exposure was rewarded as well, with the securities benefiting from an increasing interest rate environment, compared to their fixed-rate peers.
What detracted from performance?
Cyclical factor exposure within equities | Exposure to the small size and value factors was a detractor from Fund performance over the time period, as more defensive equity factors such as quality continued to be in demand led by US megacap technology stocks and strong momentum in investor demand for thematic artificial intelligence stocks.
Exposure to core and US Treasury bonds | The Fund's exposure to core and US Treasury bonds was a headwind, as long and moderate duration, as well as higher-grade fixed income, suffered compared to shorter duration, more credit sensitive counterparts. This was due to interest rates moving higher and the steepening of the yield curve that transpired significantly in the second half of the year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Select Risk: Moderate Investor Fund (Class R5)	8.58%	4.54%	5.21%
Custom Invesco Select Risk: Moderate Investor Index	11.78%	6.51%	6.57%
Bloomberg Global Aggregate USD Hedged Index	3.40%	0.48%	2.01%
MSCI ACWI (Net)	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%

Performance Inception Date	May 24, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg Global Aggregate USD Hedged Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,790,439,701
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$1,790,439,701
Total number of portfolio holdings	27
Total advisory fees paid	$0
Portfolio turnover rate	42%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of December 31, 2024) Asset allocation (% of net assets)
Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in operating expenses.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in operating expenses.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209325 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: Moderate Investor Fund
Class Name	Class R6
Trading Symbol	PXMMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Select Risk: Moderate Investor Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Select Risk: Moderate Investor Fund (Class R6)	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, global risk assets outperformed defensive assets driven by a favorable macroeconomic environment, the beginning of a global monetary policy easing cycle and greater clarity with respect to fiscal policy following the conclusion of many major elections globally. These macroeconomic tailwinds supported global equity prices, particularly within the US, as well as the continuation of credit spreads tightening to cycle lows within investment grade, high yield and emerging market debt markets. Given this backdrop, an underweight to equities was a headwind to Fund performance, as were factor tilts within equities, as well as allocations within fixed income to core and US Treasury bonds.
• For the fiscal year ended December 31, 2024, Class R6 shares of the Fund returned 8.66%. For the same time period, the Custom Invesco Select Risk: Moderate Investor Index returned 11.78%.
What contributed to performance?
Manager selection within fixed income | Manager selection within fixed income was a contributor to Fund performance, driven by the Invesco Core Bond Fund, Invesco Core Plus Bond Fund and Invesco Variable Rate Investment Grade ETF.
Exposure to high yield and floating rate credit | The Fund's exposure to high yield was beneficial as credit spreads continued to tighten, supported by resilient corporate fundamentals and strong investor demand for higher-coupon bond offerings. Floating rate exposure was rewarded as well, with the securities benefiting from an increasing interest rate environment, compared to their fixed-rate peers.
What detracted from performance?
Cyclical factor exposure within equities | Exposure to the small size and value factors was a detractor from Fund performance over the time period, as more defensive equity factors such as quality continued to be in demand led by US megacap technology stocks and strong momentum in investor demand for thematic artificial intelligence stocks.
Exposure to core and US Treasury bonds | The Fund's exposure to core and US Treasury bonds was a headwind, as long and moderate duration, as well as higher-grade fixed income, suffered compared to shorter duration, more credit sensitive counterparts. This was due to interest rates moving higher and the steepening of the yield curve that transpired significantly in the second half of the year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Select Risk: Moderate Investor Fund (Class R6)	8.66%	4.56%	5.22%
Custom Invesco Select Risk: Moderate Investor Index	11.78%	6.51%	6.57%
Bloomberg Global Aggregate USD Hedged Index	3.40%	0.48%	2.01%
MSCI ACWI (Net)	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%

Performance Inception Date	May 24, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg Global Aggregate USD Hedged Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,790,439,701
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$1,790,439,701
Total number of portfolio holdings	27
Total advisory fees paid	$0
Portfolio turnover rate	42%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of December 31, 2024) Asset allocation (% of net assets)
C000209335 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco International Diversified Fund
Class Name	Class A
Trading Symbol	OIDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco International Diversified Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco International Diversified Fund (Class A)	$44	0.45%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Broad-based equity markets rose during the fiscal year ended December 31, 2024. In the US, enthusiasm around artificial intelligence led to market concentration in megacap technology and to outperformance relative to non-US equities. The turn in the interest rate cycle also caused high quality segments to underperform the wider market. Outside of the US, emerging markets (EM) outperformed developed markets as news of fiscal stimulus by the Chinese government drove better sentiment towards the EM asset class. In this environment, our portfolio, with its high-quality bias, underperformed its broad-based market index.
• For the fiscal year ended December 31, 2024, Class A shares of the Fund, excluding sales charge, returned (2.53)%. For the same time period, the MSCI ACWI ex USA® Index (Net) returned 5.53%.
What contributed to performance?
Sectors | Fund's stock selection and underweight allocation to the materials sector contributed positively to relative performance. Stock selection and an overweight allocation to consumer discretionary sector also contributed positively.
Underlying Funds | As of the fiscal year end, the Fund’s portfolio consisted of four underlying mutual funds, one of which contributed to the Fund's absolute returns. Invesco EQV International Equity Fund returned 0.70%, contributing 0.18% to the Fund's absolute return during the period.
What detracted from performance?
Sectors | The Fund's underperformance compared to the MSCI ACWI ex USA® Index (Net) was driven by stock selection in financials and industrials sectors. The Fund's underweight allocation to financials sector also detracted from relative results.
Underlying Funds | Three of the four underlying mutual funds held in the portfolio detracted from the Fund's absolute returns during the fiscal period. Invesco International Small-Mid Company Fund returned (6.08)% and detracted 1.83% from absolute return, Invesco Oppenheimer International Growth Fund returned (1.40)% and detracted 0.28% from absolute return and Invesco Developing Markets Fund returned (0.97)% and detracted 0.22% from absolute return.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco International Diversified Fund (Class A) —including sales charge	(7.90)%	(0.11)%	3.56%
Invesco International Diversified Fund (Class A) —excluding sales charge	(2.53)%	1.02%	4.15%
MSCI ACWI ex USA® Index (Net)	5.53%	4.10%	4.80%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,566,249,789
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$1,566,249,789
Total number of portfolio holdings	4
Total advisory fees paid	$0
Portfolio turnover rate	8%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Portfolio composition
(% of total investments)
Invesco International Small-Mid Company Fund, Class R6	30.10%
Invesco EQV International Equity Fund, Class R6	25.06
Invesco Oppenheimer International Growth Fund, Class R6	24.88
Invesco Developing Markets Fund, Class R6	19.96

C000209330 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco International Diversified Fund
Class Name	Class C
Trading Symbol	OIDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco International Diversified Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco International Diversified Fund (Class C)	$118	1.20%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Broad-based equity markets rose during the fiscal year ended December 31, 2024. In the US, enthusiasm around artificial intelligence led to market concentration in megacap technology and to outperformance relative to non-US equities. The turn in the interest rate cycle also caused high quality segments to underperform the wider market. Outside of the US, emerging markets (EM) outperformed developed markets as news of fiscal stimulus by the Chinese government drove better sentiment towards the EM asset class. In this environment, our portfolio, with its high-quality bias, underperformed its broad-based market index.
• For the fiscal year ended December 31, 2024, Class C shares of the Fund, excluding sales charge, returned (3.27)%. For the same time period, the MSCI ACWI ex USA® Index (Net) returned 5.53%.
What contributed to performance?
Sectors | Fund's stock selection and underweight allocation to the materials sector contributed positively to relative performance. Stock selection and an overweight allocation to consumer discretionary sector also contributed positively.
Underlying Funds | As of the fiscal year end, the Fund’s portfolio consisted of four underlying mutual funds, one of which contributed to the Fund's absolute returns. Invesco EQV International Equity Fund returned 0.70%, contributing 0.18% to the Fund's absolute return during the period.
What detracted from performance?
Sectors | The Fund's underperformance compared to the MSCI ACWI ex USA® Index (Net) was driven by stock selection in financials and industrials sectors. The Fund's underweight allocation to financials sector also detracted from relative results.
Underlying Funds | Three of the four underlying mutual funds held in the portfolio detracted from the Fund's absolute returns during the fiscal period. Invesco International Small-Mid Company Fund returned (6.08)% and detracted 1.83% from absolute return, Invesco Oppenheimer International Growth Fund returned (1.40)% and detracted 0.28% from absolute return and Invesco Developing Markets Fund returned (0.97)% and detracted 0.22% from absolute return.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco International Diversified Fund (Class C) —including sales charge	(4.20)%	0.26%	3.52%
Invesco International Diversified Fund (Class C) —excluding sales charge	(3.27)%	0.26%	3.52%
MSCI ACWI ex USA® Index (Net)	5.53%	4.10%	4.80%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,566,249,789
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$1,566,249,789
Total number of portfolio holdings	4
Total advisory fees paid	$0
Portfolio turnover rate	8%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Portfolio composition
(% of total investments)
Invesco International Small-Mid Company Fund, Class R6	30.10%
Invesco EQV International Equity Fund, Class R6	25.06
Invesco Oppenheimer International Growth Fund, Class R6	24.88
Invesco Developing Markets Fund, Class R6	19.96

C000209331 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco International Diversified Fund
Class Name	Class R
Trading Symbol	OIDNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco International Diversified Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco International Diversified Fund (Class R)	$69	0.70%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Broad-based equity markets rose during the fiscal year ended December 31, 2024. In the US, enthusiasm around artificial intelligence led to market concentration in megacap technology and to outperformance relative to non-US equities. The turn in the interest rate cycle also caused high quality segments to underperform the wider market. Outside of the US, emerging markets (EM) outperformed developed markets as news of fiscal stimulus by the Chinese government drove better sentiment towards the EM asset class. In this environment, our portfolio, with its high-quality bias, underperformed its broad-based market index.
• For the fiscal year ended December 31, 2024, Class R shares of the Fund returned (2.83)%. For the same time period, the MSCI ACWI ex USA® Index (Net) returned 5.53%.
What contributed to performance?
Sectors | Fund's stock selection and underweight allocation to the materials sector contributed positively to relative performance. Stock selection and an overweight allocation to consumer discretionary sector also contributed positively.
Underlying Funds | As of the fiscal year end, the Fund’s portfolio consisted of four underlying mutual funds, one of which contributed to the Fund's absolute returns. Invesco EQV International Equity Fund returned 0.70%, contributing 0.18% to the Fund's absolute return during the period.
What detracted from performance?
Sectors | The Fund's underperformance compared to the MSCI ACWI ex USA® Index (Net) was driven by stock selection in financials and industrials sectors. The Fund's underweight allocation to financials sector also detracted from relative results.
Underlying Funds | Three of the four underlying mutual funds held in the portfolio detracted from the Fund's absolute returns during the fiscal period. Invesco International Small-Mid Company Fund returned (6.08)% and detracted 1.83% from absolute return, Invesco Oppenheimer International Growth Fund returned (1.40)% and detracted 0.28% from absolute return and Invesco Developing Markets Fund returned (0.97)% and detracted 0.22% from absolute return.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco International Diversified Fund (Class R)	(2.83)%	0.75%	3.88%
MSCI ACWI ex USA® Index (Net)	5.53%	4.10%	4.80%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,566,249,789
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$1,566,249,789
Total number of portfolio holdings	4
Total advisory fees paid	$0
Portfolio turnover rate	8%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Portfolio composition
(% of total investments)
Invesco International Small-Mid Company Fund, Class R6	30.10%
Invesco EQV International Equity Fund, Class R6	25.06
Invesco Oppenheimer International Growth Fund, Class R6	24.88
Invesco Developing Markets Fund, Class R6	19.96

C000209332 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco International Diversified Fund
Class Name	Class Y
Trading Symbol	OIDYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco International Diversified Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco International Diversified Fund (Class Y)	$20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Broad-based equity markets rose during the fiscal year ended December 31, 2024. In the US, enthusiasm around artificial intelligence led to market concentration in megacap technology and to outperformance relative to non-US equities. The turn in the interest rate cycle also caused high quality segments to underperform the wider market. Outside of the US, emerging markets (EM) outperformed developed markets as news of fiscal stimulus by the Chinese government drove better sentiment towards the EM asset class. In this environment, our portfolio, with its high-quality bias, underperformed its broad-based market index.
• For the fiscal year ended December 31, 2024, Class Y shares of the Fund returned (2.35)%. For the same time period, the MSCI ACWI ex USA® Index (Net) returned 5.53%.
What contributed to performance?
Sectors | Fund's stock selection and underweight allocation to the materials sector contributed positively to relative performance. Stock selection and an overweight allocation to consumer discretionary sector also contributed positively.
Underlying Funds | As of the fiscal year end, the Fund’s portfolio consisted of four underlying mutual funds, one of which contributed to the Fund's absolute returns. Invesco EQV International Equity Fund returned 0.70%, contributing 0.18% to the Fund's absolute return during the period.
What detracted from performance?
Sectors | The Fund's underperformance compared to the MSCI ACWI ex USA® Index (Net) was driven by stock selection in financials and industrials sectors. The Fund's underweight allocation to financials sector also detracted from relative results.
Underlying Funds | Three of the four underlying mutual funds held in the portfolio detracted from the Fund's absolute returns during the fiscal period. Invesco International Small-Mid Company Fund returned (6.08)% and detracted 1.83% from absolute return, Invesco Oppenheimer International Growth Fund returned (1.40)% and detracted 0.28% from absolute return and Invesco Developing Markets Fund returned (0.97)% and detracted 0.22% from absolute return.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco International Diversified Fund (Class Y)	(2.35)%	1.26%	4.41%
MSCI ACWI ex USA® Index (Net)	5.53%	4.10%	4.80%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,566,249,789
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$1,566,249,789
Total number of portfolio holdings	4
Total advisory fees paid	$0
Portfolio turnover rate	8%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Portfolio composition
(% of total investments)
Invesco International Small-Mid Company Fund, Class R6	30.10%
Invesco EQV International Equity Fund, Class R6	25.06
Invesco Oppenheimer International Growth Fund, Class R6	24.88
Invesco Developing Markets Fund, Class R6	19.96

C000209333 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco International Diversified Fund
Class Name	Class R5
Trading Symbol	INDFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco International Diversified Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco International Diversified Fund (Class R5)	$13	0.13%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Broad-based equity markets rose during the fiscal year ended December 31, 2024. In the US, enthusiasm around artificial intelligence led to market concentration in megacap technology and to outperformance relative to non-US equities. The turn in the interest rate cycle also caused high quality segments to underperform the wider market. Outside of the US, emerging markets (EM) outperformed developed markets as news of fiscal stimulus by the Chinese government drove better sentiment towards the EM asset class. In this environment, our portfolio, with its high-quality bias, underperformed its broad-based market index.
• For the fiscal year ended December 31, 2024, Class R5 shares of the Fund returned (2.31)%. For the same time period, the MSCI ACWI ex USA® Index (Net) returned 5.53%.
What contributed to performance?
Sectors | Fund's stock selection and underweight allocation to the materials sector contributed positively to relative performance. Stock selection and an overweight allocation to consumer discretionary sector also contributed positively.
Underlying Funds | As of the fiscal year end, the Fund’s portfolio consisted of four underlying mutual funds, one of which contributed to the Fund's absolute returns. Invesco EQV International Equity Fund returned 0.70%, contributing 0.18% to the Fund's absolute return during the period.
What detracted from performance?
Sectors | The Fund's underperformance compared to the MSCI ACWI ex USA® Index (Net) was driven by stock selection in financials and industrials sectors. The Fund's underweight allocation to financials sector also detracted from relative results.
Underlying Funds | Three of the four underlying mutual funds held in the portfolio detracted from the Fund's absolute returns during the fiscal period. Invesco International Small-Mid Company Fund returned (6.08)% and detracted 1.83% from absolute return, Invesco Oppenheimer International Growth Fund returned (1.40)% and detracted 0.28% from absolute return and Invesco Developing Markets Fund returned (0.97)% and detracted 0.22% from absolute return.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco International Diversified Fund (Class R5)	(2.31)%	1.36%	4.35%
MSCI ACWI ex USA® Index (Net)	5.53%	4.10%	4.80%

Performance Inception Date	May 24, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,566,249,789
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$1,566,249,789
Total number of portfolio holdings	4
Total advisory fees paid	$0
Portfolio turnover rate	8%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Portfolio composition
(% of total investments)
Invesco International Small-Mid Company Fund, Class R6	30.10%
Invesco EQV International Equity Fund, Class R6	25.06
Invesco Oppenheimer International Growth Fund, Class R6	24.88
Invesco Developing Markets Fund, Class R6	19.96

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209334 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco International Diversified Fund
Class Name	Class R6
Trading Symbol	OIDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco International Diversified Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco International Diversified Fund (Class R6)	$6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Broad-based equity markets rose during the fiscal year ended December 31, 2024. In the US, enthusiasm around artificial intelligence led to market concentration in megacap technology and to outperformance relative to non-US equities. The turn in the interest rate cycle also caused high quality segments to underperform the wider market. Outside of the US, emerging markets (EM) outperformed developed markets as news of fiscal stimulus by the Chinese government drove better sentiment towards the EM asset class. In this environment, our portfolio, with its high-quality bias, underperformed its broad-based market index.
• For the fiscal year ended December 31, 2024, Class R6 shares of the Fund returned (2.21)%. For the same time period, the MSCI ACWI ex USA® Index (Net) returned 5.53%.
What contributed to performance?
Sectors | Fund's stock selection and underweight allocation to the materials sector contributed positively to relative performance. Stock selection and an overweight allocation to consumer discretionary sector also contributed positively.
Underlying Funds | As of the fiscal year end, the Fund’s portfolio consisted of four underlying mutual funds, one of which contributed to the Fund's absolute returns. Invesco EQV International Equity Fund returned 0.70%, contributing 0.18% to the Fund's absolute return during the period.
What detracted from performance?
Sectors | The Fund's underperformance compared to the MSCI ACWI ex USA® Index (Net) was driven by stock selection in financials and industrials sectors. The Fund's underweight allocation to financials sector also detracted from relative results.
Underlying Funds | Three of the four underlying mutual funds held in the portfolio detracted from the Fund's absolute returns during the fiscal period. Invesco International Small-Mid Company Fund returned (6.08)% and detracted 1.83% from absolute return, Invesco Oppenheimer International Growth Fund returned (1.40)% and detracted 0.28% from absolute return and Invesco Developing Markets Fund returned (0.97)% and detracted 0.22% from absolute return.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco International Diversified Fund (Class R6)	(2.21)%	1.40%	4.57%
MSCI ACWI ex USA® Index (Net)	5.53%	4.10%	4.80%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,566,249,789
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$1,566,249,789
Total number of portfolio holdings	4
Total advisory fees paid	$0
Portfolio turnover rate	8%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Portfolio composition
(% of total investments)
Invesco International Small-Mid Company Fund, Class R6	30.10%
Invesco EQV International Equity Fund, Class R6	25.06
Invesco Oppenheimer International Growth Fund, Class R6	24.88
Invesco Developing Markets Fund, Class R6	19.96

C000209337 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Main Street Small Cap Fund®
Class Name	Class A
Trading Symbol	OSCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Main Street Small Cap Fund® (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Main Street Small Cap Fund® (Class A)	$116	1.09%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, US equity markets posted strong gains as the US economy remained resilient. Data suggested the US Federal Reserve (the Fed) may have achieved its fabled soft landing, as moderating inflation, strong consumer spending and low unemployment provided support. The Fed cut the federal funds rate several times over the period, but suggested less aggressive easing in 2025 should robust economic growth and lingering inflation continue. The Fund outperformed its benchmark mainly as a result of stock selection in the health care, consumer discretionary and materials sectors. Weaker stock selection in the information technology, communication services and industrials sectors partially offset these results.
• For the fiscal year ended December 31, 2024, Class A shares of the Fund, excluding sales charge, returned 12.43%. For the same time period, the Russell 2000® Index returned 11.54%.
What contributed to performance?
ADMA Biologics, Inc. | ADMA, a biopharmaceutical company developing specialty plasma-derived biologics, outperformed as demand outpaced supply while the company appeared to remain on track to expand its manufacturing yields and supply next year.
Tenet Healthcare Corporation | Tenet outperformed as it reported strong results during the period driven by revenue growth in its ambulatory surgery centers (ASC) and hospitals. The company announced that it expects to expand the footprint of its ASCs, which have higher profit margins, as more procedures move from acute care hospitals into ASCs. We sold the holding during the fiscal year.
What detracted from performance?
Atkore, Inc. | Atkore underperformed as it reported underwhelming earnings during the period that included weaker-than-expected sales in high density polyethylene (HDPE) power and telecommunications business, while pricing in some product lines was adverseley affected by an increase in steel conduit imported from Mexico.
Acadia Healthcare Company, Inc. | Acadia Healthcare underperformed as its operation of acute behavioral healthcare facilities was subject to negative media about its admissions and operating practices, leading to a decline in patient referrals. We sold the holding during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Main Street Small Cap Fund® (Class A) —including sales charge	6.25%	8.86%	7.97%
Invesco Main Street Small Cap Fund® (Class A) —excluding sales charge	12.43%	10.09%	8.57%
Russell 2000® Index	11.54%	7.40%	7.82%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Russell 2000® Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,026,502,716
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 12,105,559
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$2,026,502,716
Total number of portfolio holdings	103
Total advisory fees paid	$12,105,559
Portfolio turnover rate	41%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Wintrust Financial Corp.	1.82%
Summit Materials, Inc., Class A	1.77%
Zurn Elkay Water Solutions Corp.	1.77%
AutoNation, Inc.	1.76%
ESAB Corp.	1.65%
ADMA Biologics, Inc.	1.63%
MACOM Technology Solutions Holdings, Inc.	1.59%
PennyMac Financial Services, Inc.	1.59%
Itron, Inc.	1.58%
Allison Transmission Holdings, Inc.	1.56%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Wintrust Financial Corp.	1.82%
Summit Materials, Inc., Class A	1.77%
Zurn Elkay Water Solutions Corp.	1.77%
AutoNation, Inc.	1.76%
ESAB Corp.	1.65%
ADMA Biologics, Inc.	1.63%
MACOM Technology Solutions Holdings, Inc.	1.59%
PennyMac Financial Services, Inc.	1.59%
Itron, Inc.	1.58%
Allison Transmission Holdings, Inc.	1.56%
* Excluding money market fund holdings, if any.

C000209341 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Main Street Small Cap Fund®
Class Name	Class C
Trading Symbol	OSCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Main Street Small Cap Fund® (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Main Street Small Cap Fund® (Class C)	$195	1.84%

Expenses Paid, Amount	$ 195
Expense Ratio, Percent	1.84%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, US equity markets posted strong gains as the US economy remained resilient. Data suggested the US Federal Reserve (the Fed) may have achieved its fabled soft landing, as moderating inflation, strong consumer spending and low unemployment provided support. The Fed cut the federal funds rate several times over the period, but suggested less aggressive easing in 2025 should robust economic growth and lingering inflation continue. The Fund outperformed its benchmark mainly as a result of stock selection in the health care, consumer discretionary and materials sectors. Weaker stock selection in the information technology, communication services and industrials sectors partially offset these results.
• For the fiscal year ended December 31, 2024, Class C shares of the Fund, excluding sales charge, returned 11.61%. For the same time period, the Russell 2000® Index returned 11.54%.
What contributed to performance?
ADMA Biologics, Inc. | ADMA, a biopharmaceutical company developing specialty plasma-derived biologics, outperformed as demand outpaced supply while the company appeared to remain on track to expand its manufacturing yields and supply next year.
Tenet Healthcare Corporation | Tenet outperformed as it reported strong results during the period driven by revenue growth in its ambulatory surgery centers (ASC) and hospitals. The company announced that it expects to expand the footprint of its ASCs, which have higher profit margins, as more procedures move from acute care hospitals into ASCs. We sold the holding during the fiscal year.
What detracted from performance?
Atkore, Inc. | Atkore underperformed as it reported underwhelming earnings during the period that included weaker-than-expected sales in high density polyethylene (HDPE) power and telecommunications business, while pricing in some product lines was adverseley affected by an increase in steel conduit imported from Mexico.
Acadia Healthcare Company, Inc. | Acadia Healthcare underperformed as its operation of acute behavioral healthcare facilities was subject to negative media about its admissions and operating practices, leading to a decline in patient referrals. We sold the holding during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Main Street Small Cap Fund® (Class C) —including sales charge	10.61%	9.27%	7.92%
Invesco Main Street Small Cap Fund® (Class C) —excluding sales charge	11.61%	9.27%	7.92%
Russell 2000® Index	11.54%	7.40%	7.82%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Russell 2000® Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,026,502,716
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 12,105,559
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$2,026,502,716
Total number of portfolio holdings	103
Total advisory fees paid	$12,105,559
Portfolio turnover rate	41%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Wintrust Financial Corp.	1.82%
Summit Materials, Inc., Class A	1.77%
Zurn Elkay Water Solutions Corp.	1.77%
AutoNation, Inc.	1.76%
ESAB Corp.	1.65%
ADMA Biologics, Inc.	1.63%
MACOM Technology Solutions Holdings, Inc.	1.59%
PennyMac Financial Services, Inc.	1.59%
Itron, Inc.	1.58%
Allison Transmission Holdings, Inc.	1.56%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Wintrust Financial Corp.	1.82%
Summit Materials, Inc., Class A	1.77%
Zurn Elkay Water Solutions Corp.	1.77%
AutoNation, Inc.	1.76%
ESAB Corp.	1.65%
ADMA Biologics, Inc.	1.63%
MACOM Technology Solutions Holdings, Inc.	1.59%
PennyMac Financial Services, Inc.	1.59%
Itron, Inc.	1.58%
Allison Transmission Holdings, Inc.	1.56%
* Excluding money market fund holdings, if any.

C000209340 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Main Street Small Cap Fund®
Class Name	Class R
Trading Symbol	OSCNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Main Street Small Cap Fund® (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Main Street Small Cap Fund® (Class R)	$142	1.34%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, US equity markets posted strong gains as the US economy remained resilient. Data suggested the US Federal Reserve (the Fed) may have achieved its fabled soft landing, as moderating inflation, strong consumer spending and low unemployment provided support. The Fed cut the federal funds rate several times over the period, but suggested less aggressive easing in 2025 should robust economic growth and lingering inflation continue. The Fund outperformed its benchmark mainly as a result of stock selection in the health care, consumer discretionary and materials sectors. Weaker stock selection in the information technology, communication services and industrials sectors partially offset these results.
• For the fiscal year ended December 31, 2024, Class R shares of the Fund returned 12.18%. For the same time period, the Russell 2000® Index returned 11.54%.
What contributed to performance?
ADMA Biologics, Inc. | ADMA, a biopharmaceutical company developing specialty plasma-derived biologics, outperformed as demand outpaced supply while the company appeared to remain on track to expand its manufacturing yields and supply next year.
Tenet Healthcare Corporation | Tenet outperformed as it reported strong results during the period driven by revenue growth in its ambulatory surgery centers (ASC) and hospitals. The company announced that it expects to expand the footprint of its ASCs, which have higher profit margins, as more procedures move from acute care hospitals into ASCs. We sold the holding during the fiscal year.
What detracted from performance?
Atkore, Inc. | Atkore underperformed as it reported underwhelming earnings during the period that included weaker-than-expected sales in high density polyethylene (HDPE) power and telecommunications business, while pricing in some product lines was adverseley affected by an increase in steel conduit imported from Mexico.
Acadia Healthcare Company, Inc. | Acadia Healthcare underperformed as its operation of acute behavioral healthcare facilities was subject to negative media about its admissions and operating practices, leading to a decline in patient referrals. We sold the holding during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Main Street Small Cap Fund® (Class R)	12.18%	9.80%	8.29%
Russell 2000® Index	11.54%	7.40%	7.82%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Russell 2000® Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,026,502,716
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 12,105,559
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$2,026,502,716
Total number of portfolio holdings	103
Total advisory fees paid	$12,105,559
Portfolio turnover rate	41%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Wintrust Financial Corp.	1.82%
Summit Materials, Inc., Class A	1.77%
Zurn Elkay Water Solutions Corp.	1.77%
AutoNation, Inc.	1.76%
ESAB Corp.	1.65%
ADMA Biologics, Inc.	1.63%
MACOM Technology Solutions Holdings, Inc.	1.59%
PennyMac Financial Services, Inc.	1.59%
Itron, Inc.	1.58%
Allison Transmission Holdings, Inc.	1.56%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Wintrust Financial Corp.	1.82%
Summit Materials, Inc., Class A	1.77%
Zurn Elkay Water Solutions Corp.	1.77%
AutoNation, Inc.	1.76%
ESAB Corp.	1.65%
ADMA Biologics, Inc.	1.63%
MACOM Technology Solutions Holdings, Inc.	1.59%
PennyMac Financial Services, Inc.	1.59%
Itron, Inc.	1.58%
Allison Transmission Holdings, Inc.	1.56%
* Excluding money market fund holdings, if any.

C000209339 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Main Street Small Cap Fund®
Class Name	Class Y
Trading Symbol	OSCYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Main Street Small Cap Fund® (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Main Street Small Cap Fund® (Class Y)	$89	0.84%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, US equity markets posted strong gains as the US economy remained resilient. Data suggested the US Federal Reserve (the Fed) may have achieved its fabled soft landing, as moderating inflation, strong consumer spending and low unemployment provided support. The Fed cut the federal funds rate several times over the period, but suggested less aggressive easing in 2025 should robust economic growth and lingering inflation continue. The Fund outperformed its benchmark mainly as a result of stock selection in the health care, consumer discretionary and materials sectors. Weaker stock selection in the information technology, communication services and industrials sectors partially offset these results.
• For the fiscal year ended December 31, 2024, Class Y shares of the Fund returned 12.75%. For the same time period, the Russell 2000® Index returned 11.54%.
What contributed to performance?
ADMA Biologics, Inc. | ADMA, a biopharmaceutical company developing specialty plasma-derived biologics, outperformed as demand outpaced supply while the company appeared to remain on track to expand its manufacturing yields and supply next year.
Tenet Healthcare Corporation | Tenet outperformed as it reported strong results during the period driven by revenue growth in its ambulatory surgery centers (ASC) and hospitals. The company announced that it expects to expand the footprint of its ASCs, which have higher profit margins, as more procedures move from acute care hospitals into ASCs. We sold the holding during the fiscal year.
What detracted from performance?
Atkore, Inc. | Atkore underperformed as it reported underwhelming earnings during the period that included weaker-than-expected sales in high density polyethylene (HDPE) power and telecommunications business, while pricing in some product lines was adverseley affected by an increase in steel conduit imported from Mexico.
Acadia Healthcare Company, Inc. | Acadia Healthcare underperformed as its operation of acute behavioral healthcare facilities was subject to negative media about its admissions and operating practices, leading to a decline in patient referrals. We sold the holding during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Main Street Small Cap Fund® (Class Y)	12.75%	10.38%	8.88%
Russell 2000® Index	11.54%	7.40%	7.82%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Russell 2000® Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,026,502,716
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 12,105,559
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$2,026,502,716
Total number of portfolio holdings	103
Total advisory fees paid	$12,105,559
Portfolio turnover rate	41%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Wintrust Financial Corp.	1.82%
Summit Materials, Inc., Class A	1.77%
Zurn Elkay Water Solutions Corp.	1.77%
AutoNation, Inc.	1.76%
ESAB Corp.	1.65%
ADMA Biologics, Inc.	1.63%
MACOM Technology Solutions Holdings, Inc.	1.59%
PennyMac Financial Services, Inc.	1.59%
Itron, Inc.	1.58%
Allison Transmission Holdings, Inc.	1.56%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Wintrust Financial Corp.	1.82%
Summit Materials, Inc., Class A	1.77%
Zurn Elkay Water Solutions Corp.	1.77%
AutoNation, Inc.	1.76%
ESAB Corp.	1.65%
ADMA Biologics, Inc.	1.63%
MACOM Technology Solutions Holdings, Inc.	1.59%
PennyMac Financial Services, Inc.	1.59%
Itron, Inc.	1.58%
Allison Transmission Holdings, Inc.	1.56%
* Excluding money market fund holdings, if any.

C000209338 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Main Street Small Cap Fund®
Class Name	Class R5
Trading Symbol	MNSQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Main Street Small Cap Fund® (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Main Street Small Cap Fund® (Class R5)	$82	0.77%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, US equity markets posted strong gains as the US economy remained resilient. Data suggested the US Federal Reserve (the Fed) may have achieved its fabled soft landing, as moderating inflation, strong consumer spending and low unemployment provided support. The Fed cut the federal funds rate several times over the period, but suggested less aggressive easing in 2025 should robust economic growth and lingering inflation continue. The Fund outperformed its benchmark mainly as a result of stock selection in the health care, consumer discretionary and materials sectors. Weaker stock selection in the information technology, communication services and industrials sectors partially offset these results.
• For the fiscal year ended December 31, 2024, Class R5 shares of the Fund returned 12.77%. For the same time period, the Russell 2000® Index returned 11.54%.
What contributed to performance?
ADMA Biologics, Inc. | ADMA, a biopharmaceutical company developing specialty plasma-derived biologics, outperformed as demand outpaced supply while the company appeared to remain on track to expand its manufacturing yields and supply next year.
Tenet Healthcare Corporation | Tenet outperformed as it reported strong results during the period driven by revenue growth in its ambulatory surgery centers (ASC) and hospitals. The company announced that it expects to expand the footprint of its ASCs, which have higher profit margins, as more procedures move from acute care hospitals into ASCs. We sold the holding during the fiscal year.
What detracted from performance?
Atkore, Inc. | Atkore underperformed as it reported underwhelming earnings during the period that included weaker-than-expected sales in high density polyethylene (HDPE) power and telecommunications business, while pricing in some product lines was adverseley affected by an increase in steel conduit imported from Mexico.
Acadia Healthcare Company, Inc. | Acadia Healthcare underperformed as its operation of acute behavioral healthcare facilities was subject to negative media about its admissions and operating practices, leading to a decline in patient referrals. We sold the holding during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Main Street Small Cap Fund® (Class R5)	12.77%	10.48%	8.78%
Russell 2000® Index	11.54%	7.40%	7.82%
S&P 500® Index	25.02%	14.53%	13.10%

Performance Inception Date	May 24, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the Russell 2000® Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,026,502,716
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 12,105,559
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$2,026,502,716
Total number of portfolio holdings	103
Total advisory fees paid	$12,105,559
Portfolio turnover rate	41%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Wintrust Financial Corp.	1.82%
Summit Materials, Inc., Class A	1.77%
Zurn Elkay Water Solutions Corp.	1.77%
AutoNation, Inc.	1.76%
ESAB Corp.	1.65%
ADMA Biologics, Inc.	1.63%
MACOM Technology Solutions Holdings, Inc.	1.59%
PennyMac Financial Services, Inc.	1.59%
Itron, Inc.	1.58%
Allison Transmission Holdings, Inc.	1.56%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Wintrust Financial Corp.	1.82%
Summit Materials, Inc., Class A	1.77%
Zurn Elkay Water Solutions Corp.	1.77%
AutoNation, Inc.	1.76%
ESAB Corp.	1.65%
ADMA Biologics, Inc.	1.63%
MACOM Technology Solutions Holdings, Inc.	1.59%
PennyMac Financial Services, Inc.	1.59%
Itron, Inc.	1.58%
Allison Transmission Holdings, Inc.	1.56%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209336 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Main Street Small Cap Fund®
Class Name	Class R6
Trading Symbol	OSSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Main Street Small Cap Fund® (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Main Street Small Cap Fund® (Class R6)	$75	0.70%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, US equity markets posted strong gains as the US economy remained resilient. Data suggested the US Federal Reserve (the Fed) may have achieved its fabled soft landing, as moderating inflation, strong consumer spending and low unemployment provided support. The Fed cut the federal funds rate several times over the period, but suggested less aggressive easing in 2025 should robust economic growth and lingering inflation continue. The Fund outperformed its benchmark mainly as a result of stock selection in the health care, consumer discretionary and materials sectors. Weaker stock selection in the information technology, communication services and industrials sectors partially offset these results.
• For the fiscal year ended December 31, 2024, Class R6 shares of the Fund returned 12.88%. For the same time period, the Russell 2000® Index returned 11.54%.
What contributed to performance?
ADMA Biologics, Inc. | ADMA, a biopharmaceutical company developing specialty plasma-derived biologics, outperformed as demand outpaced supply while the company appeared to remain on track to expand its manufacturing yields and supply next year.
Tenet Healthcare Corporation | Tenet outperformed as it reported strong results during the period driven by revenue growth in its ambulatory surgery centers (ASC) and hospitals. The company announced that it expects to expand the footprint of its ASCs, which have higher profit margins, as more procedures move from acute care hospitals into ASCs. We sold the holding during the fiscal year.
What detracted from performance?
Atkore, Inc. | Atkore underperformed as it reported underwhelming earnings during the period that included weaker-than-expected sales in high density polyethylene (HDPE) power and telecommunications business, while pricing in some product lines was adverseley affected by an increase in steel conduit imported from Mexico.
Acadia Healthcare Company, Inc. | Acadia Healthcare underperformed as its operation of acute behavioral healthcare facilities was subject to negative media about its admissions and operating practices, leading to a decline in patient referrals. We sold the holding during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Main Street Small Cap Fund® (Class R6)	12.88%	10.53%	9.03%
Russell 2000® Index	11.54%	7.40%	7.82%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Russell 2000® Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,026,502,716
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 12,105,559
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$2,026,502,716
Total number of portfolio holdings	103
Total advisory fees paid	$12,105,559
Portfolio turnover rate	41%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Wintrust Financial Corp.	1.82%
Summit Materials, Inc., Class A	1.77%
Zurn Elkay Water Solutions Corp.	1.77%
AutoNation, Inc.	1.76%
ESAB Corp.	1.65%
ADMA Biologics, Inc.	1.63%
MACOM Technology Solutions Holdings, Inc.	1.59%
PennyMac Financial Services, Inc.	1.59%
Itron, Inc.	1.58%
Allison Transmission Holdings, Inc.	1.56%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Wintrust Financial Corp.	1.82%
Summit Materials, Inc., Class A	1.77%
Zurn Elkay Water Solutions Corp.	1.77%
AutoNation, Inc.	1.76%
ESAB Corp.	1.65%
ADMA Biologics, Inc.	1.63%
MACOM Technology Solutions Holdings, Inc.	1.59%
PennyMac Financial Services, Inc.	1.59%
Itron, Inc.	1.58%
Allison Transmission Holdings, Inc.	1.56%
* Excluding money market fund holdings, if any.

C000209346 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Main Street Mid Cap Fund®
Class Name	Class A
Trading Symbol	OPMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Main Street Mid Cap Fund® (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Main Street Mid Cap Fund® (Class A)	$114	1.05%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.05%	[33]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, US equity markets posted strong gains as the US economy remained resilient. Data suggested the US Federal Reserve (the Fed) may have achieved its fabled soft landing, as moderating inflation, strong consumer spending and low unemployment provided support. The Fed cut the federal funds rate several times over the period, but suggested less aggressive easing in 2025 should robust economic growth and lingering inflation continue. The Fund outperformed its benchmark mainly as a result of stock selection in the industrials, health care and materials sectors. Weaker stock selection in the financials, energy and utilities sectors partially offset these results.
• For the fiscal year ended December 31, 2024, Class A shares of the Fund, excluding sales charge, returned 17.07%. For the same time period, the Russell Midcap® Index returned 15.34%.
What contributed to performance?
Howmet Aerospace, Inc. | Howmet Aerospace outperformed as it reported results that showed strength in its commercial aerospace business despite challenges in the global aerospace supply chain. Profit margins and cashflow exceeded apparent investor expectations and the company raised its dividend and increased its share repurchase program.
Astera Labs, Inc. | Astera Labs makes connectivity chips for cloud and artificial intelligence data centers. The firm reported revenue growth that exceeded expectations while providing guidance that was interpreted optimistically, including news about expected new products and customer wins.
What detracted from performance?
MongoDB, Inc. | MongoDB is a document database that stores and manages data for a variety of applications such as customer relationship management and health care systems. MongoDB has gained share in the large database software market but underperformed during the period as it reported underwhelming results that saw slower than expected new customer additions and growth within its installed customer base.
Acadia Healthcare Company, Inc. | Acadia Healthcare underperformed as its operation of acute behavioral healthcare facilities was subject to negative media about its admissions and operating practices, leading to a decline in patient referrals. We sold the holding during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Main Street Mid Cap Fund® (Class A) —including sales charge	10.61%	7.81%	7.38%
Invesco Main Street Mid Cap Fund® (Class A) —excluding sales charge	17.07%	9.04%	7.99%
Russell Midcap® Index	15.34%	9.92%	9.63%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Russell Midcap® Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,534,755,572
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 15,464,860
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$2,534,755,572
Total number of portfolio holdings	97
Total advisory fees paid	$15,464,860
Portfolio turnover rate	40%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Trade Desk, Inc. (The), Class A	1.88%
Royal Caribbean Cruises Ltd.	1.87%
Raymond James Financial, Inc.	1.74%
Wyndham Hotels & Resorts, Inc.	1.66%
M&T Bank Corp.	1.65%
Cheniere Energy, Inc.	1.61%
Howmet Aerospace, Inc.	1.49%
Expand Energy Corp.	1.44%
CMS Energy Corp.	1.40%
American International Group, Inc.	1.40%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Trade Desk, Inc. (The), Class A	1.88%
Royal Caribbean Cruises Ltd.	1.87%
Raymond James Financial, Inc.	1.74%
Wyndham Hotels & Resorts, Inc.	1.66%
M&T Bank Corp.	1.65%
Cheniere Energy, Inc.	1.61%
Howmet Aerospace, Inc.	1.49%
Expand Energy Corp.	1.44%
CMS Energy Corp.	1.40%
American International Group, Inc.	1.40%
* Excluding money market fund holdings, if any.

C000209345 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Main Street Mid Cap Fund®
Class Name	Class C
Trading Symbol	OPMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Main Street Mid Cap Fund® (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Main Street Mid Cap Fund® (Class C)	$196	1.81%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 196
Expense Ratio, Percent	1.81%	[34]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, US equity markets posted strong gains as the US economy remained resilient. Data suggested the US Federal Reserve (the Fed) may have achieved its fabled soft landing, as moderating inflation, strong consumer spending and low unemployment provided support. The Fed cut the federal funds rate several times over the period, but suggested less aggressive easing in 2025 should robust economic growth and lingering inflation continue. The Fund outperformed its benchmark mainly as a result of stock selection in the industrials, health care and materials sectors. Weaker stock selection in the financials, energy and utilities sectors partially offset these results.
• For the fiscal year ended December 31, 2024, Class C shares of the Fund, excluding sales charge, returned 16.21%. For the same time period, the Russell Midcap® Index returned 15.34%.
What contributed to performance?
Howmet Aerospace, Inc. | Howmet Aerospace outperformed as it reported results that showed strength in its commercial aerospace business despite challenges in the global aerospace supply chain. Profit margins and cashflow exceeded apparent investor expectations and the company raised its dividend and increased its share repurchase program.
Astera Labs, Inc. | Astera Labs makes connectivity chips for cloud and artificial intelligence data centers. The firm reported revenue growth that exceeded expectations while providing guidance that was interpreted optimistically, including news about expected new products and customer wins.
What detracted from performance?
MongoDB, Inc. | MongoDB is a document database that stores and manages data for a variety of applications such as customer relationship management and health care systems. MongoDB has gained share in the large database software market but underperformed during the period as it reported underwhelming results that saw slower than expected new customer additions and growth within its installed customer base.
Acadia Healthcare Company, Inc. | Acadia Healthcare underperformed as its operation of acute behavioral healthcare facilities was subject to negative media about its admissions and operating practices, leading to a decline in patient referrals. We sold the holding during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Main Street Mid Cap Fund® (Class C) —including sales charge	15.21%	8.22%	7.34%
Invesco Main Street Mid Cap Fund® (Class C) —excluding sales charge	16.21%	8.22%	7.34%
Russell Midcap® Index	15.34%	9.92%	9.63%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Russell Midcap® Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,534,755,572
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 15,464,860
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$2,534,755,572
Total number of portfolio holdings	97
Total advisory fees paid	$15,464,860
Portfolio turnover rate	40%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Trade Desk, Inc. (The), Class A	1.88%
Royal Caribbean Cruises Ltd.	1.87%
Raymond James Financial, Inc.	1.74%
Wyndham Hotels & Resorts, Inc.	1.66%
M&T Bank Corp.	1.65%
Cheniere Energy, Inc.	1.61%
Howmet Aerospace, Inc.	1.49%
Expand Energy Corp.	1.44%
CMS Energy Corp.	1.40%
American International Group, Inc.	1.40%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Trade Desk, Inc. (The), Class A	1.88%
Royal Caribbean Cruises Ltd.	1.87%
Raymond James Financial, Inc.	1.74%
Wyndham Hotels & Resorts, Inc.	1.66%
M&T Bank Corp.	1.65%
Cheniere Energy, Inc.	1.61%
Howmet Aerospace, Inc.	1.49%
Expand Energy Corp.	1.44%
CMS Energy Corp.	1.40%
American International Group, Inc.	1.40%
* Excluding money market fund holdings, if any.

C000209344 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Main Street Mid Cap Fund®
Class Name	Class R
Trading Symbol	OPMNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Main Street Mid Cap Fund® (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Main Street Mid Cap Fund® (Class R)	$142	1.31%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.31%	[35]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, US equity markets posted strong gains as the US economy remained resilient. Data suggested the US Federal Reserve (the Fed) may have achieved its fabled soft landing, as moderating inflation, strong consumer spending and low unemployment provided support. The Fed cut the federal funds rate several times over the period, but suggested less aggressive easing in 2025 should robust economic growth and lingering inflation continue. The Fund outperformed its benchmark mainly as a result of stock selection in the industrials, health care and materials sectors. Weaker stock selection in the financials, energy and utilities sectors partially offset these results.
• For the fiscal year ended December 31, 2024, Class R shares of the Fund returned 16.74%. For the same time period, the Russell Midcap® Index returned 15.34%.
What contributed to performance?
Howmet Aerospace, Inc. | Howmet Aerospace outperformed as it reported results that showed strength in its commercial aerospace business despite challenges in the global aerospace supply chain. Profit margins and cashflow exceeded apparent investor expectations and the company raised its dividend and increased its share repurchase program.
Astera Labs, Inc. | Astera Labs makes connectivity chips for cloud and artificial intelligence data centers. The firm reported revenue growth that exceeded expectations while providing guidance that was interpreted optimistically, including news about expected new products and customer wins.
What detracted from performance?
MongoDB, Inc. | MongoDB is a document database that stores and manages data for a variety of applications such as customer relationship management and health care systems. MongoDB has gained share in the large database software market but underperformed during the period as it reported underwhelming results that saw slower than expected new customer additions and growth within its installed customer base.
Acadia Healthcare Company, Inc. | Acadia Healthcare underperformed as its operation of acute behavioral healthcare facilities was subject to negative media about its admissions and operating practices, leading to a decline in patient referrals. We sold the holding during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Main Street Mid Cap Fund® (Class R)	16.74%	8.76%	7.72%
Russell Midcap® Index	15.34%	9.92%	9.63%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Russell Midcap® Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,534,755,572
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 15,464,860
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$2,534,755,572
Total number of portfolio holdings	97
Total advisory fees paid	$15,464,860
Portfolio turnover rate	40%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Trade Desk, Inc. (The), Class A	1.88%
Royal Caribbean Cruises Ltd.	1.87%
Raymond James Financial, Inc.	1.74%
Wyndham Hotels & Resorts, Inc.	1.66%
M&T Bank Corp.	1.65%
Cheniere Energy, Inc.	1.61%
Howmet Aerospace, Inc.	1.49%
Expand Energy Corp.	1.44%
CMS Energy Corp.	1.40%
American International Group, Inc.	1.40%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Trade Desk, Inc. (The), Class A	1.88%
Royal Caribbean Cruises Ltd.	1.87%
Raymond James Financial, Inc.	1.74%
Wyndham Hotels & Resorts, Inc.	1.66%
M&T Bank Corp.	1.65%
Cheniere Energy, Inc.	1.61%
Howmet Aerospace, Inc.	1.49%
Expand Energy Corp.	1.44%
CMS Energy Corp.	1.40%
American International Group, Inc.	1.40%
* Excluding money market fund holdings, if any.

C000209343 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Main Street Mid Cap Fund®
Class Name	Class Y
Trading Symbol	OPMYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Main Street Mid Cap Fund® (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Main Street Mid Cap Fund® (Class Y)	$88	0.81%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.81%	[36]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, US equity markets posted strong gains as the US economy remained resilient. Data suggested the US Federal Reserve (the Fed) may have achieved its fabled soft landing, as moderating inflation, strong consumer spending and low unemployment provided support. The Fed cut the federal funds rate several times over the period, but suggested less aggressive easing in 2025 should robust economic growth and lingering inflation continue. The Fund outperformed its benchmark mainly as a result of stock selection in the industrials, health care and materials sectors. Weaker stock selection in the financials, energy and utilities sectors partially offset these results.
• For the fiscal year ended December 31, 2024, Class Y shares of the Fund returned 17.32%. For the same time period, the Russell Midcap® Index returned 15.34%.
What contributed to performance?
Howmet Aerospace, Inc. | Howmet Aerospace outperformed as it reported results that showed strength in its commercial aerospace business despite challenges in the global aerospace supply chain. Profit margins and cashflow exceeded apparent investor expectations and the company raised its dividend and increased its share repurchase program.
Astera Labs, Inc. | Astera Labs makes connectivity chips for cloud and artificial intelligence data centers. The firm reported revenue growth that exceeded expectations while providing guidance that was interpreted optimistically, including news about expected new products and customer wins.
What detracted from performance?
MongoDB, Inc. | MongoDB is a document database that stores and manages data for a variety of applications such as customer relationship management and health care systems. MongoDB has gained share in the large database software market but underperformed during the period as it reported underwhelming results that saw slower than expected new customer additions and growth within its installed customer base.
Acadia Healthcare Company, Inc. | Acadia Healthcare underperformed as its operation of acute behavioral healthcare facilities was subject to negative media about its admissions and operating practices, leading to a decline in patient referrals. We sold the holding during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Main Street Mid Cap Fund® (Class Y)	17.32%	9.31%	8.26%
Russell Midcap® Index	15.34%	9.92%	9.63%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Russell Midcap® Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,534,755,572
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 15,464,860
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$2,534,755,572
Total number of portfolio holdings	97
Total advisory fees paid	$15,464,860
Portfolio turnover rate	40%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Trade Desk, Inc. (The), Class A	1.88%
Royal Caribbean Cruises Ltd.	1.87%
Raymond James Financial, Inc.	1.74%
Wyndham Hotels & Resorts, Inc.	1.66%
M&T Bank Corp.	1.65%
Cheniere Energy, Inc.	1.61%
Howmet Aerospace, Inc.	1.49%
Expand Energy Corp.	1.44%
CMS Energy Corp.	1.40%
American International Group, Inc.	1.40%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Trade Desk, Inc. (The), Class A	1.88%
Royal Caribbean Cruises Ltd.	1.87%
Raymond James Financial, Inc.	1.74%
Wyndham Hotels & Resorts, Inc.	1.66%
M&T Bank Corp.	1.65%
Cheniere Energy, Inc.	1.61%
Howmet Aerospace, Inc.	1.49%
Expand Energy Corp.	1.44%
CMS Energy Corp.	1.40%
American International Group, Inc.	1.40%
* Excluding money market fund holdings, if any.

C000209347 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Main Street Mid Cap Fund®
Class Name	Class R5
Trading Symbol	MSMJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Main Street Mid Cap Fund® (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Main Street Mid Cap Fund® (Class R5)	$83	0.76%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, US equity markets posted strong gains as the US economy remained resilient. Data suggested the US Federal Reserve (the Fed) may have achieved its fabled soft landing, as moderating inflation, strong consumer spending and low unemployment provided support. The Fed cut the federal funds rate several times over the period, but suggested less aggressive easing in 2025 should robust economic growth and lingering inflation continue. The Fund outperformed its benchmark mainly as a result of stock selection in the industrials, health care and materials sectors. Weaker stock selection in the financials, energy and utilities sectors partially offset these results.
• For the fiscal year ended December 31, 2024, Class R5 shares of the Fund returned 17.37%. For the same time period, the Russell Midcap® Index returned 15.34%.
What contributed to performance?
Howmet Aerospace, Inc. | Howmet Aerospace outperformed as it reported results that showed strength in its commercial aerospace business despite challenges in the global aerospace supply chain. Profit margins and cashflow exceeded apparent investor expectations and the company raised its dividend and increased its share repurchase program.
Astera Labs, Inc. | Astera Labs makes connectivity chips for cloud and artificial intelligence data centers. The firm reported revenue growth that exceeded expectations while providing guidance that was interpreted optimistically, including news about expected new products and customer wins.
What detracted from performance?
MongoDB, Inc. | MongoDB is a document database that stores and manages data for a variety of applications such as customer relationship management and health care systems. MongoDB has gained share in the large database software market but underperformed during the period as it reported underwhelming results that saw slower than expected new customer additions and growth within its installed customer base.
Acadia Healthcare Company, Inc. | Acadia Healthcare underperformed as its operation of acute behavioral healthcare facilities was subject to negative media about its admissions and operating practices, leading to a decline in patient referrals. We sold the holding during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Main Street Mid Cap Fund® (Class R5)	17.37%	9.40%	8.19%
Russell Midcap® Index	15.34%	9.92%	9.63%
S&P 500® Index	25.02%	14.53%	13.10%

Performance Inception Date	May 24, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the Russell Midcap® Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,534,755,572
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 15,464,860
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$2,534,755,572
Total number of portfolio holdings	97
Total advisory fees paid	$15,464,860
Portfolio turnover rate	40%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Trade Desk, Inc. (The), Class A	1.88%
Royal Caribbean Cruises Ltd.	1.87%
Raymond James Financial, Inc.	1.74%
Wyndham Hotels & Resorts, Inc.	1.66%
M&T Bank Corp.	1.65%
Cheniere Energy, Inc.	1.61%
Howmet Aerospace, Inc.	1.49%
Expand Energy Corp.	1.44%
CMS Energy Corp.	1.40%
American International Group, Inc.	1.40%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Trade Desk, Inc. (The), Class A	1.88%
Royal Caribbean Cruises Ltd.	1.87%
Raymond James Financial, Inc.	1.74%
Wyndham Hotels & Resorts, Inc.	1.66%
M&T Bank Corp.	1.65%
Cheniere Energy, Inc.	1.61%
Howmet Aerospace, Inc.	1.49%
Expand Energy Corp.	1.44%
CMS Energy Corp.	1.40%
American International Group, Inc.	1.40%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209342 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Main Street Mid Cap Fund®
Class Name	Class R6
Trading Symbol	OPMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Main Street Mid Cap Fund® (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Main Street Mid Cap Fund® (Class R6)	$75	0.69%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, US equity markets posted strong gains as the US economy remained resilient. Data suggested the US Federal Reserve (the Fed) may have achieved its fabled soft landing, as moderating inflation, strong consumer spending and low unemployment provided support. The Fed cut the federal funds rate several times over the period, but suggested less aggressive easing in 2025 should robust economic growth and lingering inflation continue. The Fund outperformed its benchmark mainly as a result of stock selection in the industrials, health care and materials sectors. Weaker stock selection in the financials, energy and utilities sectors partially offset these results.
• For the fiscal year ended December 31, 2024, Class R6 shares of the Fund returned 17.48%. For the same time period, the Russell Midcap® Index returned 15.34%.
What contributed to performance?
Howmet Aerospace, Inc. | Howmet Aerospace outperformed as it reported results that showed strength in its commercial aerospace business despite challenges in the global aerospace supply chain. Profit margins and cashflow exceeded apparent investor expectations and the company raised its dividend and increased its share repurchase program.
Astera Labs, Inc. | Astera Labs makes connectivity chips for cloud and artificial intelligence data centers. The firm reported revenue growth that exceeded expectations while providing guidance that was interpreted optimistically, including news about expected new products and customer wins.
What detracted from performance?
MongoDB, Inc. | MongoDB is a document database that stores and manages data for a variety of applications such as customer relationship management and health care systems. MongoDB has gained share in the large database software market but underperformed during the period as it reported underwhelming results that saw slower than expected new customer additions and growth within its installed customer base.
Acadia Healthcare Company, Inc. | Acadia Healthcare underperformed as its operation of acute behavioral healthcare facilities was subject to negative media about its admissions and operating practices, leading to a decline in patient referrals. We sold the holding during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Main Street Mid Cap Fund® (Class R6)	17.48%	9.46%	8.43%
Russell Midcap® Index	15.34%	9.92%	9.63%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Russell Midcap® Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,534,755,572
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 15,464,860
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$2,534,755,572
Total number of portfolio holdings	97
Total advisory fees paid	$15,464,860
Portfolio turnover rate	40%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Trade Desk, Inc. (The), Class A	1.88%
Royal Caribbean Cruises Ltd.	1.87%
Raymond James Financial, Inc.	1.74%
Wyndham Hotels & Resorts, Inc.	1.66%
M&T Bank Corp.	1.65%
Cheniere Energy, Inc.	1.61%
Howmet Aerospace, Inc.	1.49%
Expand Energy Corp.	1.44%
CMS Energy Corp.	1.40%
American International Group, Inc.	1.40%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Trade Desk, Inc. (The), Class A	1.88%
Royal Caribbean Cruises Ltd.	1.87%
Raymond James Financial, Inc.	1.74%
Wyndham Hotels & Resorts, Inc.	1.66%
M&T Bank Corp.	1.65%
Cheniere Energy, Inc.	1.61%
Howmet Aerospace, Inc.	1.49%
Expand Energy Corp.	1.44%
CMS Energy Corp.	1.40%
American International Group, Inc.	1.40%
* Excluding money market fund holdings, if any.

[1]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[2]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[3]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[4]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[5]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[6]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
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[8]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
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[10]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[11]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[12]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[13]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[14]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[15]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[16]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[17]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
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[25]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[26]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[27]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[28]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[29]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[30]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[31]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[32]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[33]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[34]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[35]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[36]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.